UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5030
Columbia Funds Trust V
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Columbia Connecticut Intermediate Municipal Bond Fund

July 31, 2004 (unaudited)

		Par ($)	Value ($)

Municipal Securities - 97.3%
Connecticut - 81.9%
Bridgeport, Series A 6.500%, Insured: Ambac	09/01/08	1,435,000	1,630,476
Bridgeport, Series A 5.450%, Insured: Ambac	03/01/11	1,550,000	1,686,648
Bridgeport, Series A 6.000%, Insured: FGIC	07/15/13	2,000,000	2,316,000
Bridgeport, Series A 5.375%, Insured: FGIC	08/15/14	1,600,000	1,759,600
Bridgeport, Series C 4.250%, Insured: FSA	08/15/11	1,660,000	1,728,458
Bridgeport, Series C 5.000%, Insured: FSA	08/15/14	1,500,000	1,612,140
Cheshire, Lot B, GO 4.500%,	08/01/07	1,080,000	1,146,398
Colchester, Lot A, GO 5.400%, Insured: Ambac	08/15/10	885,000	990,554
Connecticut State COP Juvenile Training School 5.250%,	12/15/14	1,565,000	1,708,855
Connecticut State Clean Water Fund 5.250%,	07/15/11	1,500,000	1,647,345
Connecticut State Clean Water Fund 6.000%,	10/01/12	1,200,000	1,398,972
Connecticut State Development Authority Elim Park Baptist Home, Inc. 5.750%,	12/01/23	500,000	507,165
Connecticut State Development Authority, PCR Connecticut Light & Power, Series A 5.850%,	09/01/28	2,000,000	2,079,540
Connecticut State, GO 5.500%, Insured: FSA	12/15/14	1,500,000	1,704,480
Connecticut State, GO 5.000%, Insured: FGIC	08/15/21	1,000,000	1,041,310
Connecticut State HEFA Backus (William W.) Hospital Issue, Series D 5.625%, Insured: Ambac	07/01/17	500,000	545,495

See Notes to Investment Portfolio.

1

Connecticut State HEFA Connecticut College, Series C-1 5.500%, Insured: MBIA	07/01/27	900,000	943,299
Connecticut State HEFA Connecticut College, Series D-1 5.750%, Insured: MBIA	07/01/30	1,250,000	1,345,337
Connecticut State HEFA Connecticut College, Series E 5.000%, Insured: MBIA	07/01/14	500,000	538,880
Connecticut State HEFA Connecticut College, Series E 5.250%, Insured: MBIA	07/01/22	400,000	424,844
Connecticut State HEFA Fairfield University, Series I 5.250%, Insured: MBIA	07/01/25	2,000,000	2,066,960
Connecticut State HEFA Greenwich Hospital Issue, Series A 5.300%, Insured: MBIA	07/01/08	750,000	805,170
Connecticut State HEFA Middlesex Hospital, Series H 5.000%, Insured: MBIA	07/01/12	1,060,000	1,125,762
Connecticut State HEFA Special Care Hospital, Series B 5.375%,	07/01/17	1,750,000	1,775,182
Connecticut State HEFA St. Raphael Hospital, Series H 5.300%, Insured: Ambac	07/01/10	2,740,000	3,009,232
Connecticut State HEFA Stamford Hospital, Series F 5.400%, Insured: MBIA	07/01/09	1,500,000	1,589,325
Connecticut State HEFA Trinity College, Series E 5.800%, Insured: MBIA	07/01/16	2,000,000	2,184,080
Connecticut State HEFA Trinity College, Series F 5.500%, Insured: MBIA	07/01/21	500,000	567,695
Connecticut State HEFA Trinity College, Series G 5.500%, Insured: Ambac	07/01/15	2,825,000	3,109,308
Connecticut State HEFA Trinity College, Series G 5.000%, Insured: Ambac	07/01/31	1,000,000	1,007,830
Connecticut State HEFA Trinity College, Series G 5.000%, Insured: MBIA	07/01/25	540,000	547,571

See Notes to Investment Portfolio.

2

Connecticut State HEFA Village Families & Children, Series A 5.000%, Insured: Ambac	07/01/23	260,000	265,619
Connecticut State HFA Housing Mortgage Finance Program Series C-1, GO 6.000%,	11/15/10	1,010,000	1,058,823
Connecticut State Regional School District No. 15 5.000%, Insured: FGIC	02/01/15	1,105,000	1,206,936
Connecticut State Regional School District No. 15 5.000%, Insured: FGIC	02/01/16	1,025,000	1,118,767
Connecticut State Resource Recovery Authority Bridgeport Resco Co. 5.000%, Insured: MBIA	01/01/07	2,500,000	2,654,275
Connecticut State Resource Recovery Authority Mid-Connecticut, Series A 6.250%, Insured: MBIA	11/15/05	4,750,000	5,021,748
Connecticut State Resource Recovery Authority Mid-Connecticut, Series A 6.250%, Insured: MBIA	11/15/06	2,275,000	2,478,180
Connecticut State Resource Recovery Authority Mid-Connecticut, Series A 5.750%, Insured: MBIA	11/15/07	1,000,000	1,098,050
Connecticut State Resource Recovery Authority Mid-Connecticut, Series A 5.375%, Insured: MBIA	11/15/10	2,000,000	2,172,280
Connecticut State Resource Recovery Authority Mid-Connecticut, Series A 5.500%, Insured: MBIA	11/15/11	1,000,000	1,088,920
Connecticut State Revolving Fund Revenue Series A 5.000%,	10/01/19	1,000,000	1,054,850
Connecticut State Revolving Fund Revenue Refunding, Series B 5.000%,	10/01/12	1,000,000	1,097,170
Connecticut State Revolving Fund Revenue Refunding, Series B 5.000%,	10/01/14	1,000,000	1,094,470
Connecticut State Revolving Fund Revenue Refunding, Series B 5.000%,	10/01/15	1,000,000	1,094,040
Connecticut State Special Assessment Series A 5.250%, Insured: FSA	01/01/10	2,000,000	2,197,240
Connecticut State, Series A 5.250%,	06/15/10	2,025,000	2,246,089

See Notes to Investment Portfolio.

3

Connecticut State, Series A 5.250%,	03/15/14		2,500,000	2,714,100
Connecticut State, Series A, GO 5.125%,	03/01/10		1,000,000	1,080,570
Connecticut State, Series A, GO 5.500%,	04/15/19		865,000	973,142
Connecticut State, Series B Pre-refunded Escrowed to Maturity 5.400%,	03/15/08		10,000	10,939
Connecticut State, Series C 5.375%,	12/15/10		1,000,000	1,116,180
Connecticut State, Series B Un-refunded 5.400%,	03/15/08		390,000	425,541
Connecticut State, Series B 5.750%,	11/01/11		1,000,000	1,137,720
Connecticut State, Series E Pre-refunded Escrowed to Maturity 6.000%,	03/15/12		25,000	29,008
Connecticut State, Series E Un-refunded 6.000%,	03/15/12		975,000	1,129,489
Connecticut State, SP OB Transportation Infrastructure, Series A 5.250%,	09/01/07		1,250,000	1,352,075
Connecticut State, SP OB Transportation Infrastructure, Series A 5.375%,	09/01/08		750,000	822,630
Connecticut State, SP OB Transportation Infrastructure, Series A 5.700%, Insured: FGIC	06/01/12		1,160,000	1,250,190
Connecticut State, SP OB Transportation Infrastructure, Series A 5.500%, Insured: FGIC	10/01/12		3,250,000	3,674,938
Connecticut State, SP OB Transportation Infrastructure, Series A 5.250%, Insured: FGIC	10/01/14		2,100,000	2,289,924
Connecticut State, SP OB Transportation Infrastructure, Series B 6.125%,	09/01/12		400,000	460,944
Connecticut State, SP OB Transportation Infrastructure, Series B 5.000%, Insured: FGIC	01/01/23		800,000	824,208
Cromwell, GO 5.000%, Insured: FGIC	06/15/11		600,000	658,200
Danbury, GO 5.625%,	2/1/2013	(b)	200,000	227,820
Danbury, GO 4.750%, Insured: FGIC	08/01/16		1,270,000	1,344,574
East Haven, GO 5.000%, Insured: MBIA	09/01/15		640,000	700,442

See Notes to Investment Portfolio.

4

East Lyme, GO 5.000%, Insured: FGIC	07/15/05	1,000,000	1,033,160
Easton, GO 4.750%,	10/15/21	855,000	871,142
Fairfield, GO 4.500%,	01/01/16	1,690,000	1,743,658
Fairfield, GO 5.000%,	01/01/18	1,100,000	1,201,783
Fairfield, Series A, GO 5.000%,	04/01/22	2,200,000	2,267,672
Farmington, GO 5.000%,	09/15/19	820,000	868,249
Hamden, GO 5.000%, Insured: MBIA	08/15/06	2,250,000	2,386,508
Hartford, GO 4.750%, Insured: FSA	12/01/15	2,065,000	2,202,178
Hartford County Metropolitan District, GO 6.700%,	10/01/09	250,000	293,323
Hartford County Metropolitan District, GO 5.000%,	04/01/19	1,205,000	1,273,095
Monroe, GO 5.625%, Insured: FGIC	04/15/14	580,000	616,267
Montville, GO 5.300%,	12/01/09	370,000	410,619
New Canaan, GO 4.750%,	02/01/18	500,000	538,410
New Haven, Series A, GO 5.250%, Insured: FGIC	11/01/16	2,000,000	2,194,100
New Haven, Series B, GO 5.000%, Insured: FGIC	11/01/10	1,000,000	1,093,870
New Haven, Series B, GO 5.375%, Insured: FGIC	11/01/12	1,000,000	1,119,340
New Haven, Series B, GO 5.750%, Insured: FSA	11/01/19	2,575,000	2,929,629
New Haven, Series C, GO 5.000%, Insured: MBIA	11/01/18	2,000,000	2,110,500
New London, Series C, GO 5.000%, Insured: Ambac	02/01/17	1,290,000	1,373,592
New Milford, GO 5.500%,	08/01/08	250,000	276,150
New Milford, GO 5.000%, Issuer: Ambac	01/15/16	1,025,000	1,118,460
Norwalk, GO 4.000%,	07/15/09	1,000,000	1,046,640
Norwalk, Series B, GO 5.000%,	08/01/11	1,535,000	1,685,092

See Notes to Investment Portfolio.

5

Ridgefield, Lot A, GO 5.000%,	03/01/12	1,725,000	1,893,619
Seymour, Lot B, GO 5.250%, Insured: MBIA	08/01/15	1,100,000	1,194,446
Stamford, GO 5.000%,	08/15/19	1,000,000	1,048,610
Stamford, Series B, GO 5.250%,	08/15/16	1,650,000	1,845,542
Stamford, Series B, GO 5.250%,	08/15/17	1,125,000	1,255,871
Torrington, GO 5.125%, Insured: FGIC	09/15/12	1,300,000	1,410,487
University of Connecticut Series A 5.000%,	04/01/10	1,085,000	1,184,310
University of Connecticut Series A 5.000%, Insured: MBIA	01/15/12	4,000,000	4,381,200
University of Connecticut Series A 5.000%,	01/15/13	2,000,000	2,186,860
University of Connecticut Series A 5.375%,	04/01/13	1,000,000	1,119,260
University of Connecticut Series A 5.250%, Insured: MBIA	04/01/14	1,000,000	1,085,060
University of Connecticut Series A, GO 5.375%, Insured: FGIC	03/01/19	2,000,000	2,161,080
University of Connecticut Student Fee, Series A 5.250%,	05/15/14	1,185,000	1,298,926
West Hartford, GO 6.000%,	05/01/07	100,000	109,738
West Hartford, GO 5.000%,	07/15/11	2,345,000	2,573,591
Westport, GO 5.375%,	08/15/14	550,000	614,785
Westport, GO 5.375%,	08/15/15	1,550,000	1,732,575
Westport, GO 5.000%,	12/01/16	1,155,000	1,268,848
Westport, GO 5.000%,	07/15/18	1,890,000	2,082,723
Westport, GO 5.000%,	08/15/18	1,200,000	1,287,396
Windham, GO 5.000%, Insured: MBIA	06/15/15	785,000	852,918
Connecticut Total			156,955,284

See Notes to Investment Portfolio.

6

Ohio - 0.4%
Hamilton County Sales Tax Revenue, Series B (a) Insured: Ambac	12/01/28	3,000,000	793,530
Ohio Total			793,530
Puerto Rico - 15.0%
Puerto Rico Commonwealth, GO (a) Insured: MBIA-IBC	07/01/14	4,500,000	2,984,760
Puerto Rico Commonwealth, GO 6.000%, Insured: MBIA	07/01/16	1,000,000	1,182,890
Puerto Rico Commonwealth, GO, Series A 5.500%, Insured: FGIC	07/01/20	3,000,000	3,411,780
Puerto Rico Commonwealth, GO, Series A 5.500%,	07/01/30	1,000,000	1,063,780
Puerto Rico Commonwealth Electric Power Authority Revenue 5.250%, Insured: MBIA	07/01/19	1,000,000	1,111,960
Puerto Rico Commonwealth Highway & Transportation Authority, Infrastructure BK 5.250%, Insured: MBIA	07/01/14	2,615,000	2,856,286
Puerto Rico Commonwealth Highway & Transportation Authority, Series E 5.500%, Insured: FSA	07/01/17	1,870,000	2,128,471
Puerto Rico Commonwealth Infrastructure Financing Authority, Series A 5.250%, Insured: Ambac	07/01/10	2,500,000	2,735,525
Puerto Rico Commonwealth Infrastructure Financing Authority Series A 5.500%,	10/01/40	1,000,000	1,056,240
Puerto Rico Commonwealth Public Improvement, GO 5.250%, Insured: FSA-CR	07/01/10	1,250,000	1,388,575
Puerto Rico Commonwealth Public Improvement, GO 5.250%, Insured: MBIA-IBC	07/01/15	3,000,000	3,345,930
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Inter-American University, Series A 5.250%,	10/01/12	725,000	798,305
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Inter-American University, Series A 5.375%,	10/01/13	975,000	1,078,623
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Inter-American University, Series A 5.500%,	10/01/14	650,000	724,399

See Notes to Investment Portfolio.

7

Puerto Rico Municipal Finance Agency Series A 5.750%, Insured: FSA	08/01/12	1,500,000	1,687,815
Puerto Rico Municipal Finance Agency Series A 5.500%, Insured: FSA	07/01/17	1,000,000	1,087,520
Puerto Rico Total			28,642,859

TOTAL MUNICIPAL SECURITIES
(Cost of $178,957,969)			186,391,673

Short-Term Obligations - 1.6%
VARIABLE RATE DEMAND NOTES (c) - 1.6%
Minnisota St. HEFA St. Olaf College, Seies 5-M1 1.100%,	10/01/32	100,000	100,000
New York City, GO Sub-Series A-7 1.080%,	08/01/17	300,000	300,000
New York City, GO Sub-Series A-7 1.080%,	08/01/20	300,000	300,000
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series G 1.100%, Insured: FGIC	06/15/23	1,000,000	1,000,000
Unita County, Wyoming Pollution Control Revneue Chevron USA, Inc., Project 1.100%,	08/15/20	1,300,000	1,300,000
Variable Rate Demand Note Total			3,000,000
TOTAL SHORT-TERM OBLIGATIONS
(Cost of $3,000,000)			3,000,000

	Shares
Investment Companies - 0.6%
Dreyfus Tax-Exempt Cash Management Fund	1,200,000	1,200,000
TOTAL INVESTMENT COMPANIES
(Cost of $1,200,000)		1,200,000
Total Investments - 99.5%
(Cost of $183,157,969) (d)		190,591,673

Other Assets & Liabilities, Net - 0.5%		1,038,240

Net Assets - 100.0%		191,629,913

Notes to Investment Portfolio:

(a)          Zero coupon bond.

(b)         The security or a portion of the security pledged as collateral for open futures contracts. As of July 31, 2001, the market value of scurities pledged amounted to $176,561.

(c)          Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.
The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(d)         Cost for federal income tax purposes is $182,972,740.

See Notes to Financial Statements.

8

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
U.S. Treasury Notes 10-Year	11,736,188	11,704,136	Sep-2004	(32,052)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	26.7%
Financial Guaranty Insurance Corp.	16.5
Financial Security Assurance, Inc.	9.8
Ambac Assurance Corp.	9.0
62.0%

Acronym	Name
Ambac	American Municipal Bond Assurance Corporation
Ambac-TCRS	Ambac Transferable Custodial Receipts
COP	Certificates of Participation
FGIC	Federal Guaranty Insurance Corp.
FSA	Financial Security Assurance Co.
GO	General Obligation
HEFA	Health and Educational Facilities Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
PCR	Pollution Control Revenue
SP OB	Special Obligation

9

INVESTMENT PORTFOLIO

Columbia Florida Intermediate Municipal Bond Fund

July 31, 2004 (unaudited)

		Par ($)	Value ($)
Municipal Securities - 97.1%
Florida - 93.9%
Boca Raton Water & Sewer Improvement 5.000%,	10/01/08	1,000,000	1,087,610
Brevard County Constitutional Fuel Tax Revenue 6.000%, Insured: FSA	08/01/14	1,195,000	1,364,463
Broward County, Education Facilities Authority, Nova Southeastern University, Series B 5.250%,	04/01/17	610,000	622,944
Boward Country, Florida Certificate Participation 5.000%, Insured: MBIA	06/01/13	1,000,000	1,092,210
Broward County, Series A, GO 5.250%,	01/01/14	1,025,000	1,116,307
Broward County, Series B, GO 5.000%,	01/01/07	1,000,000	1,063,660
Collier County, School Board, COP 5.000%, Insured: FSA	02/15/13	1,500,000	1,621,125
Dade County, School Board, COP Series B Pre-refunded 08/01/06 5.700%, Insured: Ambac	08/01/16	1,000,000	1,082,840
Dade County, School District, GO 6.000%, Insured: MBIA	07/15/06	1,000,000	1,076,610
Dade County, Water & Sewer System 6.250%,	10/01/06
Insured: FGIC		1,000,000	1,088,200
Escambia County Health Facilities Authority Ascenson Health Credit, Series A 5.250%,	11/15/14	1,000,000	1,076,630
Escambia County Pollution Control International Paper Co., Series A 4.700%,	04/01/15	500,000	486,675

See Notes to Investment Portfolio.

1

Florida Municipal Loan Council Revenue Series A 5.500%, Insured: MBIA	05/01/13	1,000,000	1,117,070
Florida State Board of Education Capital Outlay, Public Education Series A, GO 5.750%,	06/01/13	1,000,000	1,124,310
Florida State Board of Education Capital Outlay, Public Education Series C, GO 5.250%, Insured: FGIC	06/01/08	1,500,000	1,635,990
Florida State Board of Education Lottery Revenue, Series A 5.500%, Insured: FGIC	07/01/12	1,000,000	1,127,680
Florida State Department of General Services, Division of Facilities Management Revenue, Florida Facilities Pool Series A 5.250%, Insured: FSA	09/01/15	1,515,000	1,678,893
Florida State Division of Bond Finance Department of Environmental Protection Preservation, Series 2000-A 5.500%, Insured: MBIA	07/01/12	1,000,000	1,076,570
Florida State Division of Bond Finance Department of Environmental Protection Preservation, Series 2000-B 5.500%, Insured: FSA	07/01/08	2,000,000	2,202,980
Florida State Government Utilities Authority Lehigh Utilities Systems 5.000%, Insured: Ambac	10/01/17	1,180,000	1,253,927
Florida State Jacksonville Transportation Senior Lien, GO 6.000%,	07/01/08	1,100,000	1,216,303
Florida WPC Financing Co. 5.000%,	01/15/08	1,000,000	1,077,230
Florida WPC Financing Co. 5.500%,	01/15/13	1,390,000	1,539,300
Greater Orlando Aviation Authority, Orlando Florida Airport Facilities Revenue, Series A 5.000%, Insured: FSA	10/01/13	1,500,000	1,627,305

See Notes to Investment Portfolio.

2

Gulf Breeze, Series C 5.000%, Insured: FGIC	12/01/15	1,000,000	1,076,190
Hillsborough County, Industrial Development Authority, Hospital Revenue Tampa General Hospital Project Series A 5.000%,	10/01/18	1,000,000	996,920
Hillsborough County School District Sales Tax Revenue 5.375%, Insured: MBIA	10/01/13	1,060,000	1,174,077
Hillsborough County Utilities Lien 5.250%, Insured: Ambac	08/01/07	1,000,000	1,081,670
Holly Hill Water & Sewer 5.000%, Insured: MBIA	10/01/15	745,000	795,369
Jacksonville Sales Tax Revenue 5.500%, Insured: FGIC	10/01/12	1,000,000	1,129,240
Lee County School Board, COP Series A 5.000%, Insured: FSA	08/01/16	1,000,000	1,068,620
Lee County, Series A 5.750%, Insured: MBIA	10/01/11	1,000,000	1,140,160
Lee County Transportation Facilities Series A 5.250%, Insured: Ambac	10/01/06	1,000,000	1,068,190
Lee Memorial Health System Hospital, Series A 5.750%, Insured: FSA	04/01/15	1,000,000	1,116,640
Miami-Dade County Educational Facilities Authority University of Miami Series A 5.000%, Insured: Ambac	04/01/15	1,000,000	1,074,500
Miami-Dade County, Educational Facilities Authority School Board, Series A Pre-refunded Escrowed to Maturity 5.500%, Insured: MBIA	05/01/10	2,000,000	2,233,500

See Notes to Investment Portfolio.

3

Orlando Utilities Commission Water & Electric, Series C 5.250%,	10/01/16		1,500,000	1,620,795
Osceola County Tourist Development Tax Revenue, Series A 5.500%, Insured: FGIC	10/01/14		1,555,000	1,734,463
Osceola County Transportation Refunding and Improvement, Parkway Project 5.000%, Insured: MBIA	04/01/18		1,000,000	1,058,900
Palm Beach County Criminal Justice Facilities 5.375%, Insured: FGIC	06/01/09		1,500,000	1,657,065
Pasco County Sales Tax Revenue 5.000%, Insured: Ambac	12/01/16		1,240,000	1,327,767
Polk County Transportation Import Revenue 5.000%, Insured: FSA	12/1/25	(a)	1,000,000	1,079,580
Port St. Lucie Utility Revenue 5.000%, Insured: MBIA	09/01/17		920,000	977,224
Reedy Creek Improvement District Series 1 5.250%, Insured: MBIA	10/01/15		1,490,000	1,630,507
Reedy Creek Improvement District Series A 5.000%, Insured: MBIA	07/01/17		1,000,000	1,065,440
Seacoast Utility Authority Water & Sewer Utility Systems 5.000%, Insured: FGIC	03/01/08		1,000,000	1,077,630
Seminole County Sales Tax Revenue 5.375%, Insured: FGIC	10/01/13		1,295,000	1,434,368
South Broward Hospital District Series A 5.250%, Insured: MBIA	05/01/13		1,500,000	1,648,035
St. Petersburg Health Facilities Authority All Childrens Hospital 5.500%, Insured: Ambac	11/15/14		1,720,000	1,886,565

See Notes to Investment Portfolio.

4

Tampa Water & Sewer, Series B 5.000%,	07/01/10	1,000,000	1,092,390
Winter Park Water & Sewer 5.250%, Insured: Ambac	12/01/14	1,405,000	1,539,936
Florida Total			64,242,573

Puerto Rico - 3.2%
Puerto Rico Public Financial Corp. 5.250%, Insured: Ambac	08/01/30	1,000,000	1,090,280
Puerto Rico Municipal Finance Agency Series B, GO 5.500%, Insured: FSA	08/01/09	1,000,000	1,116,120
Puerto Rico Total			2,206,400
TOTAL MUNICIPAL SECURITIES
(Cost of $64,292,778)			66,448,973

Short-Term Obligations - 1.9%
VARIABLE RATE DEMAND NOTES (b) - 1.9%
New York City, GO Sub-Series A-7 1.080%,	08/01/20	800,000	800,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series G 1.080%, Issured: FGIC	06/15/24	400,000	400,000
Unita County, Wyoming Pollution Control Revenue Chevron USA, Inc., Project 1.100%,	04/01/10	100,000	100,000
Variable Rate Demand Notes Total			1,300,000
TOTAL SHORT-TERM OBLIGATIONS
(Cost of $1,300,000)			1,300,000

Total Investments - 99.0%
(Cost of $65,592,778) (c)			67,748,973

Other Assets & Liabilities, Net - 1.0%			687,160

Net Assets - 100.0%			68,436,133

Notes to Investment Portfolio:

(a)        Variable rate security.  The interest rate shown reflects the rate as of July 31, 2004.

(b)       Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.

The interest rates change periodically and the interest rates shown reflect

See Notes to Investment Portfolio.

5

the rates as of July 31, 2004.

(c)          Cost for federal income tax purposes is $65,592,578.

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	23.7%
Financial Security Assurance, Inc.	19.0
Financial Guaranty Insurance Corp.	17.7
Ambac Assurance Corp.	16.8
77.2%

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Federal Guaranty Insurance Corp.
FSA	Financial Security Assurance Co.
GO	General Obligation
MBIA	Municipal Bond Insurance Association
WPC	Water Pollution Control

6

INVESTMENT PORTFOLIO
July 31, 2004 (unaudited)	Columbia Intermediate Tax-Exempt Bond Fund

			Par ($)	Value ($)

Municipal Securities - 97.7%

Alabama - 0.4%

Birmingham, Series A, GO
5.25%,	05/01/17		2,000,000	2,148,680
Alabama Total				2,148,680

Arizona - 1.9%

Arizona State COP, Series B 5.375%, Insured: FSA	09/01/08		2,000,000	2,191,260
Central Arizona Water Conservation District Contract Revenue Central Arizona Project, Series A 5.500%,	11/01/08		250,000	275,955
Maricopa County Hospital Revenue, Samaritan Health Services Pre-refunded Escrowed to Maturity 7.625%,	01/01/08		1,345,000	1,456,541
Maricopa County Unified School District No. 097 Deer Valley, Series A, GO 6.250%, Insured: MBIA	07/01/06		1,750,000	1,889,335
Maricopa County Unified School District No. 69 Paradise Valley 6.350%, Insured: MBIA	07/01/10		500,000	580,680
Phoenix Civic Improvement Wastewater System Revenue Junior Lien 5.250%, Insured: FGIC	07/01/08		1,130,000	1,232,062
Salt River Project, Agricultural Improvement & Power District Electric System Revenue Salt River Project, Series C 5.000%,	01/01/12		1,000,000	1,091,780
Tempe High School District No. 213, GO 7.000%, Insured: FGIC	07/01/08		500,000	576,020
University of Arizona, COP, Series A 5.500%, Insured: Ambac	06/01/15		500,000	552,875
Arizona Total				9,846,508

California - 4.1%

California Health Care Facilities Financing Authority Catholic Healthcare West, Series H 4.450%,	07/01/26	(b)	1,100,000	1,100,935
California State Department of Water Resources, Center Valley Project, Series X 5.500%, Insured: FGIC	12/01/15		1,000,000	1,127,800
California State Department of Water Resources, Power Supply Revenue, Series A 5.250%, Insured: MBIA	05/01/10		5,000,000	5,526,100
California State Economic Recovery Series A, GO 5.000%, Insured: MBIA	07/01/11		1,500,000	1,646,835
California State, GO 5.000%,	04/01/11		2,000,000	2,151,100

See Notes to Investment Portfolio.

1

California State, GO 5.250%,	11/01/18		1,000,000	1,061,620
California State, GO 5.000%,	02/01/20		750,000	772,882
California State HFA Home Mortgage Revenue Series K 5.950%, Insured: MBIA	08/01/10		1,830,000	1,830,238
California State Public Works Board Lease Revenue, Department of Corrections, Series C 5.500%,	06/01/18		1,500,000	1,601,430
California Statewide Communities Development Authority Revenue Kaiser Permanente, Series I 3.450%,	04/01/35	(b)	1,000,000	964,760
Carlsbad Unified School District Series 1997 (a) Insured: FGIC	11/01/14		300,000	190,134
Corona-Norco Unified School District Series C, GO (a) Insured: FGIC	09/01/16		1,000,000	567,680
Natomas Unified School District Series 1999, GO 5.850%, Insured: MBIA	03/01/15		250,000	288,095
Oceanside Community Development Tax Allocation, Downtown Redevelopment Project 5.200%,	09/01/17		1,000,000	995,450
San Bernardino County, COP Justice Center Airport Improvements Series A 5.000%, Insured: MBIA	07/01/15		1,000,000	1,074,900
Union Elementary School District Capital Appreciation Series A, GO (a) Insured: FGIC	09/01/20		1,000,000	445,090
California Total				21,345,049

Colorado - 2.9%

Adams County School District No. 012 Series A, GO (a) Insured: MBIA State Aid Withholding	12/15/12		1,300,000	912,652
Colorado Department of Transportation, RAN 5.500%, Insured: MBIA	06/15/15		1,000,000	1,133,070
Colorado Department of Transportation, RAN Pre-refunded 06/15/10 6.000%, Insured: Ambac	06/15/12		2,750,000	3,168,165
Colorado Department of Transportation, RAN Pre-refunded 06/15/10 6.000%, Insured: Ambac	06/15/15		2,750,000	3,168,165
Colorado Department of Transportation, RAN 5.500%, Insured: MBIA	06/15/14		3,000,000	3,380,970
Colorado Public Highway Authority Revenue Series B (a) Insured: MBIA	09/01/18		1,500,000	752,355
Denver City & County Airport Revenue, Series A 5.500%, Insured: MBIA	11/15/25		2,000,000	2,105,680

See Notes to Investment Portfolio.

2

Jefferson County School District No. R-001, GO 5.500%, Insured: MBIA State Aid Withholding	12/15/06		500,000	538,340
Colorado Total				15,159,397

Connecticut - 1.5%

Connecticut State HEFA Trinity College, Series F 5.500%, Insured: MBIA	07/01/21		1,000,000	1,135,390
Connecticut State SP OB Revenue Transportation Infrastructure Series A 5.375%, Insured: FSA	10/01/17		1,000,000	1,120,820
Connecticut State SP OB Revenue Transportation Infrastructure Series A Pre-refunded 12/01/09 5.625%, Insured: FGIC	12/01/19		1,520,000	1,721,537
Connecticut State SP OB Revenue Transportation Infrastructure Series B 5.375%, Insured: FSA	10/01/12		1,000,000	1,110,560
Connecticut State SP OB Revenue Transportation Infrastructure Series B Pre-refunded 10/01/06 5.500%, Insured: MBIA	10/01/12		2,750,000	2,980,230
Connecticut Total				8,068,537

Delaware - 0.3%

Delaware State EDA Revenue Water Development, Wilmington Suburban Series B 6.450%,	12/01/07		1,165,000	1,291,787
Delaware Total				1,291,787

District of Columbia - 1.4%

District of Columbia Revenue, Georgetown University, Series A 5.950%, Insured: MBIA	04/01/14		1,000,000	1,113,950
Metropolitan Area Transit Authority Gross Revenue 6.000%, Insured: FGIC	07/01/07		250,000	275,373
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Senior Lien 5.250%, Insured: Ambac	10/01/14		5,620,000	6,055,719
District of Columbia Total				7,445,042

Florida - 3.0%

Florida State Board of Education Lottery Revenue, Series A 5.250%, Insured: FGIC	07/01/18		2,675,000	2,883,596
Florida State Department of Environmental Protection Preservation Revenue, Series A 5.750%, Insured: FGIC	07/01/08		2,900,000	3,219,957
Hillsborough County IDA, PCR Tampa Electric Co. 4.000%,	5/15/18	(b)	1,000,000	1,010,270
Hillsborough County School Board Master Lease Program COP, Series A 5.500%, Insured: MBIA	07/01/14		2,000,000	2,249,680
Orange County Tourist Development Tax Revenue 5.500%, Insured: Ambac	10/01/31		3,000,000	3,129,930
Tampa Utility Tax & Special Revenue 6.000%, Insured: Ambac	10/01/08		1,000,000	1,122,960

See Notes to Investment Portfolio.

3

Tallahassee Consolidated Utility Systems 5.500%, Insured: FGIC	10/01/17	1,900,000	2,153,973
Florida Total			15,770,366

Georgia - 6.3%

Atlanta Airport Facilities Revenue 6.500%, Insured: Ambac	01/01/07	4,000,000	4,375,240
Atlanta Airport Revenue, Series A Pre-refunded 01/01/10 5.500%, Insured: FGIC	01/01/22	2,725,000	3,060,339
Atlanta Water & Wastewater Revenue, Series A Pre-refunded 05/01/09 5.000%, Insured: FGIC	11/01/38	3,420,000	3,755,673
Columbus Water & Sewer Revenue 5.000%, Insured: FSA	05/01/10	1,000,000	1,088,910
De Kalb County Water & Sewer Revenue 6.250%,	10/01/06	2,000,000	2,174,600
Fulton De Kalb Hospital Authority Revenue 5.250%, Insured: FSA	01/01/16	1,000,000	1,085,010
Georgia Municipal Electric Authority Power Revenue Series Y Pre-refunded Escrowed to Maturity 6.400%, Insured: Ambac	01/01/13	165,000	193,624
Georgia Municipal Electric Authority Power Revenue Series Y Un-refunded 6.400%, Insured: Ambac	01/01/13	4,250,000	4,942,750
Georgia State, Series B, GO Pre-refunded 10/01/11 5.750%,	08/01/08	1,000,000	1,112,010
Georgia State, Series B, GO 5.750%,	08/01/10	2,000,000	2,269,760
Georgia State, Series D, GO Pre-refunded 11/01/09 5.800%,	11/01/10	3,000,000	3,421,860
Georgia State, Series D, GO Pre-refunded 11/01/09 5.800%,	11/01/12	4,000,000	4,557,040
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series A 6.250%, Insured: MBIA	07/01/10	1,000,000	1,155,090
Georgia Total			33,191,906

Hawaii - 0.9%

Hawaii State, Series CU, GO 5.750%, Insured: MBIA	10/01/08	1,815,000	2,018,951
Honolulu City & County, Series A, GO 7.350%,	07/01/06	1,000,000	1,097,440
Honolulu City & County, Series A Pre-refunded Escrowed to Maturity 6.000%, Insured: MBIA	11/01/10	135,000	155,459
Honolulu City & County, Series A Un-refunded 6.000%, Insured: MBIA	11/01/10	365,000	418,604
University of Hawaii, System Revenue, Series A 5.500%, Insured: FGIC	07/15/14	1,000,000	1,113,500
Hawaii Total			4,803,954

Illinois - 3.0%

Chicago Board of Education, Chicago School Reform, GO 6.250%, Insured: MBIA	12/01/12	2,100,000	2,464,203
Chicago Board of Education, GO Pre-refunded 12/01/10 5.600%, Insured: FGIC	12/01/18	1,300,000	1,467,726

See Notes to Investment Portfolio.

4

Chicago Project, Series C, GO 5.750%, Insured: FGIC	01/01/13	500,000	560,870
Chicago Water Revenue 6.500%, Insured: FGIC	11/01/09	2,155,000	2,486,741
Cook County, GO Pre-refunded Escrowed to Maturity 7.250%, Insured: MBIA	11/01/07	1,000,000	1,076,220
Illinois Educational Facilities Authority Wesleyan University 5.650%, Insured: MBIA	09/01/26	3,000,000	3,187,350
Illinois State Dedicated Tax Capital Appreciation Civic Center, Series B (a) Insured: Ambac	12/15/17	2,540,000	1,336,319
Illinois State Sales Tax Revenue, Second Series 5.500%, Insured: FGIC	06/15/15	1,000,000	1,121,800
Kendall Kane County, Community Unit School District No. 115, Yorkville Capital Appreciation, GO (a) Insured: FGIC	01/01/17	3,650,000	2,000,711
Metropolitan Pier & Exposition Authority, Dedicated Tax Un-refunded 7.250%,	06/15/05	60,000	62,858
Illinois Total			15,764,798

Indiana - 2.0%

Indiana Bond Bank Revenue State Revolving Fund Program, Series A 5.375%,	02/01/13	1,910,000	2,118,496
Indiana State Toll Road Commission Revenue Pre-refunded Escrowed to Maturity 9.000%,	01/01/15	2,240,000	3,042,234
Indiana Transportation Finance Authority Highway Revenue 5.750%,	12/01/14	2,485,000	2,787,400
Indianapolis Local Public Improvement Bond Bank, Series D 6.500%,	02/01/06	2,100,000	2,237,802
Indiana Total			10,185,932

Iowa - 0.2%

Iowa Finance Authority, SFM, Series F 5.550%, Insured: GNMA/FNMA	01/01/16	940,000	977,685
Iowa Total			977,685

Kansas - 1.0%

Kansas State Development Finance Authority Revenue Water Pollution Control 5.500%,	05/01/14	1,000,000	1,127,580
Kansas State Department of Highway Transportation Pre-refunded Escrowed to Maturity 5.500%,	09/01/14	1,575,000	1,786,239
Shawnee County School District, No. 437 Auburn-Washburn 5.500%, Insured: FSA	09/01/13	1,555,000	1,732,830
Wyandotte County School District, No. 204, Bonner Springs Series A 6.375%, Insured: FSA	09/01/11	500,000	587,380
Kansas Total			5,234,029

Kentucky - 0.2%

Kentucky State Turnpike Authority, Economic Development Revenue, Revitalization Project, Series A 5.500%, Insured: Ambac	07/01/13	1,000,000	1,125,950
Kentucky Total			1,125,950

Louisiana - 0.5%

Orleans La Levee District Trust Receipts Series A 5.950%, Insured: FSA	11/01/07	2,200,000	2,384,888
Louisiana Total			2,384,888

See Notes to Investment Portfolio.

5

Maine - 1.0%

Maine Governmental Facilities Authority Lease Rent Revenue 5.625%, Insured: FSA	10/01/19		1,000,000	1,107,580
Maine Municipal Bond Bank Revenue, Series A 5.250%, Insured: FSA	11/01/08		855,000	935,994
Maine Municipal Bond Bank Revenue, Series A 5.375%,	11/01/16		355,000	387,490
Maine Municipal Bond Bank Revenue, Series D 5.700%, Insured: MBIA	11/01/21		1,000,000	1,106,940
Maine State Housing Authority Series C-1 5.700%,	11/15/15		1,705,000	1,787,914
Maine Total				5,325,918

Maryland - 1.2%

Maryland State & Local Facilities Loan Second Series, GO 5.250%,	06/15/06		500,000	530,860
Maryland State Department of Transportation Revenue County Transportation 5.500%,	02/01/15		3,750,000	4,242,300
Maryland State HEFA Johns Hopkins University 6.000%,	07/01/10		1,500,000	1,717,845
Maryland Total				6,491,005

Massachusetts - 9.0%

Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series A 7.000%,	03/01/07		2,195,000	2,442,201
Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series A Pre-refunded Escrowed to Maturity 7.000%,	03/01/07		55,000	61,429
Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series A 5.500%, Insured: MBIA	03/01/12		1,290,000	1,446,851
Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series A 5.500%, Insured: MBIA	03/01/14		750,000	840,592
Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series A 7.000%, Insured: MBIA-IBC	03/01/21		5,750,000	7,286,803
Massachusetts Bay Transportation Authority Revenue General Transportation Systems, Series C 5.500%,	03/01/08		1,000,000	1,091,020
Massachusetts Bay Transportation Authority Revenue Special Assessment, Series A 5.750%,	07/01/14		250,000	280,400
Massachusetts Bay Transportation Authority Revenue Special Assessment, Series A Pre-refunded 07/01/10 5.750%,	07/01/14		2,750,000	3,123,753
Massachusetts Consumer Loan, Series B Pre-refunded 06/01/07 5.125%, Insured: FGIC	06/01/12	(c)	1,500,000	1,627,245
Massachusetts State College Building Authority Project Revenue, Series A 7.500%,	05/01/14		500,000	632,270
Massachusetts State Construction Lien, Series B, GO Pre-refunded 06/01/10 5.250%,	06/01/17		1,500,000	1,651,290
Massachusetts State Construction Lien, Series C, GO Pre-refunded 12/01/11 5.375%,	12/01/16		3,000,000	3,329,070
Massachusetts State Construction Lien, Series C, GO 5.250%,	08/01/17		1,775,000	1,937,909
Massachusetts State Federal Highway Grant Anticipation Notes Series A 5.750%,	06/15/13		350,000	394,058
Massachusetts State GO, 5.500%,	10/01/17		5,000,000	5,587,500
Massachusetts State HEFA Daughters of Charity/Carney Hospital, Series D Pre-refunded 07/01/06 6.000%,	07/01/09		1,000,000	1,049,640

See Notes to Investment Portfolio.

6

Massachusetts State HEFA Partners Healthcare Systems, Series A 5.375%, Insured: MBIA	07/01/17	2,000,000	2,121,800
Massachusetts State HEFA Partners Healthcare Systems, Series C 6.000%,	07/01/14	1,000,000	1,112,980
Massachusetts State HEFA Partners Healthcare Systems, Series C 6.000%,	07/01/17	1,250,000	1,375,825
Massachusetts State HFA Multi-Family Housing Project, Series A 5.600%, Insured: MBIA	07/01/07	440,000	458,546
Massachusetts State HFA Multi-Family Housing Project, Series A 5.700%, Insured: MBIA	07/01/08	435,000	452,430
Massachusetts State IFA Assumption College Issue Pre-refunded 07/01/06 5.875%, Insured: Connie Lee	07/01/11	1,090,000	1,191,414
Massachusetts State IFA Solid Waste Disposal Revenue Peabody Monofill Associates, Inc. Project 9.000%,	09/01/05	30,000	30,708
Massachusetts State IFA Tufts University, Series H 5.500%, Insured: MBIA	02/15/12	2,000,000	2,248,280
Massachusetts State Water Pollution Abatement Trust, Massachusetts Water Resource Authority Program, Series A 6.000%,	08/01/19	2,500,000	2,969,375
Massachusetts State Water Pollution Abatement Trust, New Bedford, Series A Pre-refunded 02/01/06 5.600%,	02/01/10	1,175,000	1,251,257
Massachusetts State Water Resource Authority, Series B 5.500%, Insured: FSA	08/01/15	1,000,000	1,122,040
Massachusetts Total			47,116,686

Michigan - 2.1%

Berkley City School District, GO 7.000%, Insured: FGIC - QSBLF	01/01/09	500,000	581,510
Detroit City School District, School Building & Site Improvement, Series B 5.250%, Insured: FGIC - QSBLF	05/01/14	2,000,000	2,187,140
Michigan Public Power Agency Revenue Belle River Project, Series A 5.250%, Insured: MBIA	01/01/16	1,000,000	1,101,120
Michigan State, GO 5.500%,	12/01/15	1,250,000	1,417,037
Michigan State Building Authority Revenue Facilities Program, Series II 5.000%, Insured: MBIA	10/15/17	1,000,000	1,058,160
Michigan State Strategic Fund Ltd. Obligation Revenue NSF International Project 5.000%,	08/01/13	820,000	863,288
Michigan State Trunk Line Revenue, Series A 5.250%,	11/01/10	1,500,000	1,660,035
Michigan State Trunk Line Revenue, Series A 5.500%,	11/01/16	2,000,000	2,265,380
Michigan Total			11,133,670

Minnesota - 1.1%

Elk River ISD No.728 Series A, GO 5.000%, Insured: MBIA	02/01/17	2,000,000	2,100,680
Minnesota State, GO 5.500%,	11/01/13	1,000,000	1,112,580
Northern Municipal Power Agency Electric System 5.250%, Insured: FSA	01/01/12	2,490,000	2,716,416
Minnesota Total			5,929,676

Mississippi - 1.3%

Mississippi State Highway Authority Revenue Four Lane Highway Project 5.250%,	06/01/06	2,000,000	2,117,780

See Notes to Investment Portfolio.

7

Mississippi State, Series A, GO 5.250%,	11/01/14	1,000,000	1,109,740
Mississippi State, Series A, GO 5.500%,	12/01/14	3,000,000	3,394,290
Mississippi Total			6,621,810

Missouri - 0.9%

Missouri State Development Finance Board, Midtown Redevelopment Project, Series 2000 A 6.000%, Insured: MBIA	04/01/14	2,000,000	2,262,120
Missouri State HEFA St. Louis University 5.500%,	10/01/16	1,000,000	1,124,850
Missouri State HEFA Washington University, Series A 5.500%,	06/15/16	1,000,000	1,133,550
Missouri Total			4,520,520

Nevada - 0.9%

Clark County School District Series A, GO, Pre-refunded 06/15/10 6.000%, Insured: MBIA	06/15/16	635,000	728,923
Nevada State Capital Improvement & Cultural Affairs Series A, GO 5.500%,	02/01/11	1,000,000	1,102,740
Nevada State Capital Improvement & Cultural Affairs Series A, GO 5.500%,	02/01/18	1,500,000	1,636,440
Nevada State Highway Improvement Revenue Motor Vehicle Fuel Tax, Series A 5.000%,	12/01/06	1,000,000	1,063,150
Nevada Total			4,531,253

New Hampshire - 0.6%

New Hampshire Municipal Bond Bank, Series B Pre-refunded 08/15/09 5.250%, Insured: FSA	08/15/11	750,000	834,150
New Hampshire State Business Finance Authority, PCR, Public Service Co. Project, N.H. Project, Series C 5.450%, Insured: MBIA	05/01/21	1,500,000	1,607,655
New Hampshire State, HFA, SFM Project Series B 5.850%, Insured: FSA	07/01/10	565,000	571,424
New Hampshire Total			3,013,229

New Jersey - 4.3%

Bergen County Utility Authority, Series A 6.250%, Insured: FGIC	06/15/06	2,000,000	2,155,100
New Jersey EDA School Facilities Series A 5.500%, Insured: Ambac	06/15/13	1,000,000	1,125,720
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp., Series A 6.000%, Insured: Ambac	07/01/12	1,500,000	1,733,790
New Jersey State Transportation Trust Fund Authority Transportation System, Series A 5.625%,	06/15/14	2,000,000	2,247,260
New Jersey State Transportation Trust Fund Authority Transportation System, Series A 5.500%, Insured: Ambac	12/15/15	3,260,000	3,671,445
New Jersey State Transportation Trust Fund Authority Transportation System, Series C 5.500%, Insured: FSA	12/15/18	2,000,000	2,252,940
New Jersey State Transportation Trust Fund Authority Transportation System Un-refunded 6.500%, Insured: MBIA	06/15/10	1,000,000	1,166,390
New Jersey State Turnpike Authority Revenue Series A 6.000%, Insured: MBIA	01/01/13	1,200,000	1,390,536
New Jersey State Turnpike Authority Revenue Series A Pre-refunded Escrowed to Maturity 6.000%, Insured: MBIA	01/01/11	875,000	1,003,555

See Notes to Investment Portfolio.

8

New Jersey State Turnpike Authority Revenue Series A 6.000%, Un-refunded Insured: MBIA	01/01/11	2,125,000	2,433,252
New Jersey State Turnpike Authority Revenue, Series A 5.750%, Insured: MBIA	01/01/19	3,000,000	3,313,350
New Jersey Total			22,493,338

New Mexico - 0.7%

Dona Ana County Gross Receipt Tax Revenue 5.500%, Insured: Ambac	06/01/16	750,000	846,892
Farmington Hospital Revenue San Juan Regional Medical Center, Series A 5.125%,	06/01/18	500,000	509,055
New Mexico Mortgage Finance Authority SFM, Series B-3 5.500%, Insured: GNMA/FNMA/FHLMC	07/01/28	740,000	754,526
Santa Fe Gross Receipts Tax Revenue, Series A 6.500%, Insured: Ambac	06/01/06	1,555,000	1,679,400
New Mexico Total			3,789,873

New York - 11.5%

Metropolitan Transportation Authority Revenue Commuter Facilities, Series A Pre-refunded 07/01/08 5.750%, Insured: FGIC	07/01/11	1,000,000	1,113,480
Metropolitan Transportation Authority Revenue Commuter Facilities, Series A Pre-refunded 07/01/11 5.500%, Insured: FSA	07/01/15	1,530,000	1,726,069
Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A 5.250%, Insured: FGIC	11/15/16	3,000,000	3,330,300
Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A 5.250%, Insured: FGIC	11/15/17	4,000,000	4,441,480
Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series C-1 Pre-refunded 07/01/08 5.250%, Insured: FGIC	07/01/17	2,165,000	2,380,418
Metropolitan Transportation Authority Revenue, Service Contract, Commuter Facilities, Series O Pre-refunded Escrowed to Maturity 5.500%,	07/01/17	1,000,000	1,136,070
Metro Transportation Authority Transportation Facilities Revenue Service Contract, Series R Pre-refunded Escrowed to Maturity 5.500%,	07/01/14	1,740,000	1,913,026
New York City, Series A 7.000%,	08/01/06	850,000	927,231
New York City, Series A, GO 6.250%,	08/01/09	2,930,000	3,178,523
New York City, Series A, GO Pre-refunded 08/01/06 6.250%,	08/01/09	120,000	131,934
New York City, Series D, GO 5.625%,	06/01/14	2,500,000	2,726,225
New York City, Series E, GO 5.625%, Insured: MBIA-IBC	08/01/15	1,000,000	1,107,460
New York City, Series F, GO 5.750%,	02/01/10	5,000	5,316
New York City, Series F, GO Pre-refunded 02/01/06 5.750%,	02/01/10	2,385,000	2,558,151
New York City, Series G, GO 5.625%, Insured: MBIA-IBC	08/01/13	2,500,000	2,801,850
New York City, Series G, GO 5.750%,	08/01/18	1,000,000	1,087,430
New York City, Series I, GO 6.000%,	04/15/09	720,000	782,330
New York City, Series I, GO Pre-refunded 04/15/07 6.000%,	04/15/09	280,000	309,859
New York City Transitional Finance Authority Revenue Series A 5.500%,	11/15/16	1,500,000	1,645,155
New York State Dormitory Authority Revenue, City

See Notes to Investment Portfolio.

9

University System, Series A 5.625%, Insured: Ambac-TCRS	07/01/16		1,250,000	1,414,925
New York State Dormitory Authority Revenue Series B 5.250%, Insured: Ambac	11/15/26	(b)	1,000,000	1,086,050
New York State Dormitory Authority Revenue City University System 5.625%, Insured: FGIC-TCRS	07/01/16		5,000,000	5,672,650
New York State Dormitory Authority Revenue City University System 5.625%, Insured: FSA	07/01/16		500,000	567,265
New York State Dormitory Authority Revenue Columbia University, Series A 5.250%,	07/01/20		2,000,000	2,142,380
New York State Dormitory Authority Revenue School District Financing, Series A 5.250%, Insured: MBIA State Aid Withholding	10/01/12		2,420,000	2,687,652
New York State Dormitory Authority Revenue State University Educational Facilities, Series A 5.250%, Insured: FSA	05/15/15		4,000,000	4,399,520
New York State EFC, PCR, State Water Pre-refunded Escrowed to Maturity 5.750%, Insured: POL CTL-SRF	06/15/09		50,000	56,419
New York State EFC, PCR, State Water, Series A Pre-refunded Escrowed to Maturity 5.750%, Insured: POL CTL-SRF	06/15/09		440,000	496,483
New York State EFC, PCR, State Water Un-refunded 5.750%, Insured: POL CTL-SRF	06/15/09		10,000	11,226
New York State EFC, PCR, State Water, Series A Un-refunded 6.300%, Insured: POL CTL-SRF	05/15/05		270,000	279,180
New York State HFA Revenue, Housing Project Mortgage Series A 5.800%, Insured: FSA	11/01/09		1,610,000	1,675,575
New York State Local Government Assistance Corp. Series C 6.000%,	04/01/12		150,000	172,629
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A 5.250%, Insured: MBIA	04/01/12		2,145,000	2,377,218
New York State Thruway Authority Local Highway & Bridge Pre-refunded 04/01/10 5.375%, Insured: Ambac	04/01/18		1,000,000	1,123,030
New York State Urban Development Corp. Revenue 5.750%,	04/01/11		500,000	562,105
Triborough Bridge & Tunnel Authority, General Purpose Series B 5.000%,	11/15/09		2,000,000	2,175,900
New York Total				60,202,514

North Carolina - 1.3%

Charlotte Water & Sewer System Revenue, Series A 5.000%,	07/01/09		1,000,000	1,090,820
North Carolina Eastern Municipal Power Agency Power System Revenue, Series C 5.500%,	01/01/07		415,000	439,526
North Carolina Eastern Municipal Power Agency Power System Revenue, Series B 6.125%,	01/01/09		2,000,000	2,205,420
North Carolina HFA Single Family Revenue, Series Y 6.300%,	09/01/15		405,000	413,513
North Carolina State Public Improvement, Series A, GO 5.250%,	03/01/12		2,500,000	2,746,400
North Carolina Total				6,895,679

North Dakota - 0.7%

West Fargo Public School District No. 006 GO 5.250%, Insured: FGIC	05/01/17		3,600,000	3,870,468
North Dakota Total				3,870,468

See Notes to Investment Portfolio

10

Ohio - 4.8%

Cleveland Waterworks Revenue First Mortgage, Series G 5.500%, Insured: MBIA	01/01/13	750,000	830,850
Forest Hills School District, GO Pre-refunded Escrowed to Maturity 6.000%, Insured: MBIA	12/01/10	1,460,000	1,682,577
Lakewood Hospital Improvement Revenue Lakewood Hospital Association 5.500%,	02/15/14	1,400,000	1,478,932
London City School District, School Facilities Construction & Improvement, GO 5.500%, Insured: FGIC	12/01/15	375,000	414,199
Marion City School District, School Facilities Construction & Improvement, GO 6.500%, Insured: FSA	12/01/14	500,000	605,935
Ohio State Building Authority Adult Correctional Facilities, Series A 6.000%, Insured: Ambac	04/01/06	1,000,000	1,067,200
Ohio State Fresh Water Development Authority Revenue Series B 5.500%, Insured: FSA	12/01/18	1,000,000	1,136,570
Ohio State Higher Education Capital Facilities, Series A 5.125%,	02/01/09	2,495,000	2,718,178
Ohio State Higher Education Capital Facilities, Series B Pre-refunded 05/01/10 5.625%,	05/01/15	1,000,000	1,126,050
Ohio State Infrastructure Improvement, GO Pre-refunded 02/01/10 5.750%,	02/01/16	1,000,000	1,128,430
Ohio State Infrastructure Improvement, Series A, GO Pre-refunded 02/01/10 5.750%,	02/01/11	2,280,000	2,591,972
Ohio State Turnpike Commission Turnpike Revenue Series A 6.000%, Insured: FSA	02/15/06	500,000	530,640
Ohio State Turnpike Commission Turnpike Revenue Series A 5.500%, Insured: FGIC	02/15/21	2,000,000	2,254,040
Ohio State Turnpike Commission Turnpike Revenue Series A 5.500%, Insured: FGIC	02/15/24	1,000,000	1,106,960
Ohio State Water Development Authority, PCR 5.250%,	06/01/18	5,535,000	5,952,837
Strongsville, GO 6.000%,	12/01/06	500,000	527,665
Ohio Total			25,153,035

Oklahoma - 1.0%

Enid Municipal Authority Sales Tax & Utilities Revenue 5.500%, Insured: Ambac	02/01/06	2,350,000	2,472,458
Grand River Dam Authority Revenue, Series A 5.000%, Insured: FSA	06/01/12	1,000,000	1,091,950
Oklahoma Finance Authority Hospital Revenue Duncan Regional Hospital Project, Series A 5.000%,	12/01/15	1,545,000	1,565,054
Oklahoma Total			5,129,462

Oregon - 1.2%

Linn County Community School District No. 9 Lebanon, GO 5.250%, Insured: MBIA	06/15/17	1,120,000	1,204,762
Oregon State Department of Transportation Highway Revenue Pre-refunded 11/15/10 5.750%,	11/15/15	2,000,000	2,276,840
Oregon State Department of Administrative Services Lottery Revenue, Series B 5.250%, Insured: FSA	04/01/15	1,000,000	1,078,040
Portland Airport Way Urban Renewal & Redevelopment Tax Increment, Series A 6.000%, Insured: Ambac	06/15/15	750,000	848,895
Washington County, GO 5.250%,	06/01/07	825,000	889,680
Oregon Total			6,298,217

See Notes to Investment Portfolio

11

Pennsylvania - 3.2%

Delaware Valley Regional Finance Authority, Local Government Revenue, Series B 5.600%, Insured: Ambac	07/01/17		2,000,000	2,257,720
Delaware Valley Regional Finance Authority, Local Government Revenue, Series B 5.750%,	07/01/17		2,000,000	2,282,960
Elizabeth Forward School District, Capital Appreciation, Series B, GO Pre-refunded Escrowed to Maturity (a) Insured: MBIA State Aid Withholding	09/01/21		2,210,000	934,742
Pennsylvania State, GO 5.000%,	02/01/09		2,000,000	2,171,080
Pennsylvania State, GO 5.500%,	02/01/15		2,500,000	2,816,750
Pennsylvania State HEFA College & University Revenues, Bryn Mawr College 5.250%, Insured: Ambac	12/01/12		1,500,000	1,665,165
Pennsylvania State HFA, SFM, Series 50-A 6.000%,	10/01/13		1,910,000	1,998,796
Pennsylvania State Turnpike, Series S 5.500%,	06/01/15		1,000,000	1,091,500
Philadelphia School District, Series A, GO Pre-refunded 02/01/11 5.750%, Insured: FSA State Aid Withholding	02/01/13		1,000,000	1,132,700
Westmoreland County Capital Appreciation, GO (a) Insured: FGIC	12/01/18		1,000,000	502,940
Pennsylvania Total				16,854,353

Puerto Rico - 1.9%

Puerto Rico Commonwealth Highway & Transportation Series E 5.500%, Insured: FSA	07/01/12		1,000,000	1,134,300
Puerto Rico Commonwealth Public Finance Corp. Series A 5.250%, Insured: Ambac	08/01/30	(b)	3,000,000	3,270,840
Puerto Rico Commonwealth Public Improvements Series C 5.000%, Insured: MBIA	07/01/28	(b)	1,000,000	1,075,710
Puerto Rico Electric Power Authority, Series BB 6.000%, Insured: MBIA	07/01/12		3,000,000	3,505,710
Puerto Rico Electric Power Authority, Series KK 5.250%, Insured: FSA	07/01/12		1,000,000	1,117,170
Puerto Rico Total				10,103,730

Rhode Island - 0.8%

Rhode Island HMFC Home Ownership Opportunity, Series 19-A 5.700%,	04/01/15		2,495,000	2,593,303
Rhode Island HMFC Higher Education, Johnson & Wales 5.250%, Insured: XL Capital Assurance	04/01/15		1,500,000	1,619,025
Rhode Island Total				4,212,328

South Carolina - 1.5%

Berkeley County School District, Installment Lease Revenue Securing Assets for Education 5.250%,	12/01/18		1,000,000	1,038,050
Charleston County School District, GO 5.000%, Insured: South Carolina Schools Department of Education	02/01/14		850,000	909,704
Dorchester County School District No. 002, Installment Purpose Revenue Growth Remedy Opportunity Tax Hike 5.250%,	12/01/17		2,000,000	2,100,820
Greenville County School District, Building Equity Sooner Tomorrow 5.875%,	12/01/17		1,000,000	1,107,410
Piedmont Municipal Power Agency Electric Revenue Pre-refunded Escrowed to Maturity 6.125%, Insured: FGIC	01/01/07		335,000	365,147
Piedmont Municipal Power Agency Electric Revenue Series A Un-refunded 6.125%, Insured: FGIC	01/01/07		2,015,000	2,183,917
South Carolina Total				7,705,048

See Notes to Investment Portfolio

12

Tennessee - 0.6%

Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, GO 6.500%, Insured: FGIC	01/01/10	2,750,000	3,178,917
Tennessee Total			3,178,917

Texas - 7.2%

Amarillo Health Facilities Corp. Baptist St. Anthony’s Hospital Corp. 5.500%, Insured: FSA	01/01/14	1,000,000	1,103,510
Comal ISD, School Building, GO 5.500%, Insured: PSF-GTD	02/01/14	1,000,000	1,105,120
Harris County HFDC Memorial Hospital System Project, Series A 6.000%, Insured: MBIA	06/01/13	2,170,000	2,486,234
Houston Hotel Occupancy Tax & Special Revenue Capital Appreciation, Series B (a) Insured: Ambac	09/01/17	2,000,000	1,060,120
Houston Water & Sewer System Junior Lien, Series C (a) Insured: Ambac	12/01/11	4,000,000	2,978,960
Houston Water & Sewer System Junior Lien Series C 5.500%, Insured: FSA	12/01/17	4,720,000	5,191,198
Houston Water Conveyance System Contract COP Series J 6.125%, Insured: Ambac	12/15/06	1,000,000	1,087,180
Katy ISD, Capital Appreciation (a) Insured: PSF-GTD	08/15/11	1,775,000	1,338,474
Lower Colorado River Authority Junior Lien, 5th Supplement Pre-refunded Escrowed to Maturity 5.375%,	01/01/16	2,100,000	2,323,944
Lower Colorado River Authority Revenue, Series A 5.500%, Insured: Ambac	05/15/21	1,500,000	1,620,000
San Antonio Electric & Gas 5.375%,	02/01/14	2,500,000	2,763,075
San Antonio ISD, Series B, GO (a) Insured: PSF-GTD	8/15/11	3,500,000	2,633,785
Spring Branch ISD, GO 5.375%, Insured: PSF-GTD	02/01/18	2,785,000	3,006,129
Texas Municipal Power Agency Revenue Un-refunded (a) Insured: MBIA	09/01/15	250,000	149,535
Texas State Public Finance Authority Building Capital Appreciation (a) Insured: MBIA	02/01/06	1,500,000	1,451,955
Texas State Turnpike Authority, Central Texas Turnpike Systems Revenue Second Tier, Building Anticipation Notes 5.000%,	06/01/08	7,000,000	7,539,560
Texas Total			37,838,779

Utah - 0.6%

Intermountain Power Agency, Power Supply Revenue Series A 5.000%, Insured: FSA	07/01/18	1,750,000	1,829,345
Utah Assessed Municipal Power System Revenue Payson Power Project, Series A 5.000%, Insured: FSA	04/01/12	1,250,000	1,355,850
Utah Total			3,185,195

Virginia - 2.4%

Augusta County Hospital Revenue, IDA, Augusta Health Care, Inc. 5.250%,	09/01/18	1,500,000	1,596,990
Prince William County Hospital Revenue, IDA Potomac Hospital Corp. 5.500%,	10/01/18	1,000,000	1,054,590
Richmond, GO 5.125%, Insured: FSA	01/15/07	3,000,000	3,203,940
Richmond, Series A, GO 5.250%, Insured: FSA	07/15/12	1,000,000	1,115,190

See Notes to Investment Portfolio.

13

Virginia State Housing Development Authority Multi-Family Housing, Series H 5.700%,	11/01/07		1,655,000	1,714,348
Virginia State Public School Authority School Financing, Series A 5.000%,	08/01/17		3,500,000	3,701,075
Virginia Total				12,386,133

Washington - 3.1%

Clark County School District No. 37, Vancouver, Series C (a) Insured: FGIC	12/01/16		1,000,000	556,360
Energy NorthWest Washington Electric Revenue Project Number 1, Series A 5.500%, Insured: MBIA	07/01/16		4,675,000	5,111,505
Port of Seattle, Series A 5.500%, Insured: MBIA	02/01/26		2,625,000	2,743,624
Port of Seattle, Series A 6.000%, Insured: FGIC	10/01/08		250,000	275,465
Seattle Municipal Light & Power Revenue 5.875%, Insured: MBIA-IBC	10/01/10		2,300,000	2,595,136
Seattle, Series A, GO 5.500%,	03/01/11		1,370,000	1,531,591
Seattle Water System Revenue 5.375%,	08/01/09		250,000	273,537
Washington State, Series A, GO 5.625%,	07/01/13		1,000,000	1,112,690
Washington State, Series AT-5, GO Pre-refunded Escrowed to Maturity (a)	08/01/07		2,390,000	2,201,620
Washington Total				16,401,528

West Virginia - 1.0%

West Virginia School Building Authority Capital Improvement 5.500%, Insured: Ambac	07/01/11		2,000,000	2,197,300
West Virginia State Hospital Finance Authority Revenue Charleston Medical Center Pre-refunded 09/01/10 6.750%,	09/01/22		1,105,000	1,322,398
West Virginia State Hospital Finance Authority Revenue Charleston Medical Center Un-refunded 6.750%,	09/01/22		270,000	295,920
West Virginia State Housing Development Fund, Housing Finance, Series A 5.550%,	11/01/10		300,000	315,744
West Virginia State University Revenue, Series A (a) Insured: Ambac	04/01/15		1,500,000	918,045
West Virginia Total				5,049,407

Wisconsin - 1.6%

Milwaukee County, Series A, GO Pre-refunded Escrowed to Maturity 5.000%,	10/01/07		1,550,000	1,670,264
Wisconsin State Transportation Revenue, Series B Pre-refunded 07/01/09 5.250%, Insured: FGIC	07/01/11		2,020,000	2,228,323
Wisconsin State, Series C, GO 5.550%, Insured: MBIA-IBC	05/01/21		2,000,000	2,179,860
Wisconsin State, Series D, GO Pre-refunded 05/01/11 5.500%, Insured: MBIA-IBC	05/01/16		2,000,000	2,245,500
Wisconsin Total				8,323,947

Wyoming - 0.6%

Lincoln County PCR PacifiCorp 3.400%,	01/01/16	(b)	3,075,000	3,010,886
Wyoming Total				3,010,886

TOTAL MUNICIPAL SECURITIES (Cost of $479,045,847)				511,511,112

See Notes to Investment Portfolio

14

Short-Term Obligations - 0.7%

VARIABLE RATE DEMAND NOTES (d) - 0.7%
New York Water & Sewer System Revenue, Series G 1.080%, Insured: FGIC	06/15/24	2,000,000	2,000,000
Uinta County, PCR, Chevron USA, Inc. Project 1.100%,	08/15/20	1,400,000	1,400,000
Variable Rate Demand Notes Total			3,400,000
Total Short-Term Obligations (Cost of $3,400,000)			3,400,000

	Shares
INVESTMENT COMPANIES - 0.4%

Dreyfus Tax-Exempt Cash Management Fund	2,200,000	2,200,000
Total Investment Companies (Cost of $2,200,000)		2,200,000

Total Investments - 98.8% (Cost of $484,645,847) (e)		517,111,112

Other Assets & Liabilities, Net - 1.2%		6,330,458

Net Assets - 100.0%		$523,441,570

Notes to Investment Portfolio:

(a)          Zero coupon bond.

(b)         Variable rate security.  The interest rate shown reflects the rate as of July 31, 2004.

(c)          The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2004, the total market value of securities pledged amounted to $271,208

(d)         Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(e)          Cost for federal income tax purposes is $484,493,530.

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Note	$15,943,500	$15,913,458	Sept-2004	$(30,042)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	21.4%
Financial Guaranty Insurance Corp.	14.0
Ambac Assurance Corp.	12.2
Financial Security Assurance, Inc.	9.8
Permanent School Fund Guaranteed	1.6
GNMA Collateralized	0.3
Connie Lee	0.2
State Water Pollution Control Revolving Fund	0.2
59.7%

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
Connie Lee	College Construction Loan Association
EDA	Economic Development Authority
EFC	Environmental Facilities Corp.
FGIC	Federal Guaranty Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Company
GNMA	Government National Mortgage Association
GO	Government Obligation Bond
HEFA	Health and Educational Facilities Authority
HFA	Housing Finance Authority
HFDC	Housing Facilities Development Corp.
HMFC	Housing & Mortgage Finance Corp.
IDA	Industrial Development Authority
IFA	Industrial Finance Authority
ISD	Independent School District
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificate
PCR	Pollution Control Revenue
POL CTL-SRF	State Water Pollution Control Revolving Fund
PSF-GTD	Permanent School Fund Guaranteed
QSBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
SFM	Single Family Mortgage
SP OB	Special Obligation
TCRS	Transferable Custodial Receipt

15

INVESTMENT PORTFOLIO

Columbia Massachusetts Intermediate Municipal Bond Fund

July 31, 2004 (unaudited)

		Par ($)	Value ($)

Municipal Securities - 97.7544%
Massachusetts - 92.0184%
Andover, GO 5.000%,	12/15/07	1,055,000	1,140,930
Bellingham, GO 5.250%, Insured: Ambac	03/01/13	1,605,000	1,762,370
Boston, Series A, GO 5.000%,	01/01/14	1,000,000	1,087,630
Boston, Series A, GO 5.000%,	02/01/21	2,000,000	2,063,700
Boston, Series B, GO 5.000%, Insured: FGIC	02/01/12	6,000,000	6,572,760
Boston Metropolitan District Series A, GO 5.250%,	12/01/14	2,010,000	2,203,040
Boston SP OB City Hospital,Series A 5.000%, Insured: MBIA	08/01/14	5,000,000	5,348,000
Boston SP OB Convention Center, Series A 5.000%, Insured: Ambac	05/01/19	1,500,000	1,566,495
Boston Water & Sewer Commission Series A 5.125%, Insured: FGIC	11/01/15	1,320,000	1,412,875
Brockton, GO 5.125%, Issured: MBIA	04/01/15	1,500,000	1,615,560
Brookline, GO 5.750%,	04/01/14	1,905,000	2,150,250
Cambridge, Municipal Purpose Loan, GO 4.750%,	12/15/08	1,060,000	1,144,026
Dracut, GO 5.000%, Insured: Ambac	05/15/17	1,015,000	1,086,314
Everett, GO 6.000%, Insured: MBIA	12/15/11	2,015,000	2,340,422
Falmouth, GO 5.000%,	02/01/11	1,450,000	1,587,880

See Notes to Investment Portfolio.

Franklin, GO 5.000%, Insured: MBIA	11/15/12	1,130,000	1,235,113
Gloucester, GO 5.100%, Insured: FGIC	08/01/14	1,105,000	1,193,820
Greater Lawrence Vocational Technical High School District, 5.000%, Insured: FSA State Aid Withholding	03/15/11	1,045,000	1,143,136
Greater Lawrence Vocational Technical High School District, 5.000%, Insured: FSA State Aid Withholding	03/15/12	1,140,000	1,249,212
Groton-Dunstable Regional School District, GO 5.000%, Insured: FSA	10/15/21	1,260,000	1,313,802
Haverhill, GO 5.300%, Insured: FGIC	06/15/12	1,500,000	1,624,245
Holden, Municipal Purpose Loan, GO 5.750%, Insured: FGIC	03/01/18	2,385,000	2,675,994
Holyoke, Municipal Purpose Loan, GO Series A 5.600%, Insured: FSA	06/15/11	1,000,000	1,071,820
Hopedale, GO 5.000%, Insured: Ambac	11/15/17	1,000,000	1,076,880
Lowell, GO 5.000%, Insured: Ambac	08/01/10	1,000,000	1,092,000
Lowell, GO 5.000%, Insured: Ambac	02/01/13	1,215,000	1,321,300
Marshfield GO, 5.000%, Insured: FGIC	06/15/07	1,570,000	1,684,469
Massachusetts Bay Transportation Authority Revenue, Series A Un-refunded 5.750%,	07/01/14	85,000	95,336
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series A Pre-refunded 07/01/10 5.750%,	07/01/14	915,000	1,039,358
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series A Pre-refunded 07/01/10 5.750%,	07/01/18	915,000	1,039,358

See Notes to Investment Portfolio.

Massachusetts Bay Transportation Authority Revenue, General Transportation System Series A 5.400%,	03/01/08	2,000,000	2,175,280
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series A 5.600%,	03/01/08	1,885,000	2,062,963
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series B Pre-refunded 03/01/09 5.125%,	03/01/11	1,000,000	1,093,120
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series B 5.250%,	03/01/19	2,500,000	2,762,375
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series D Pre-refunded 03/01/07 5.000%,	03/01/11	1,000,000	1,076,400
Massachusetts Bay Transportation Authority Revenue, Massachusetts Sales Tax Revenue Series A 5.250%,	07/01/11	5,000,000	5,527,000
Massachusetts Bay Transportation Authority Revenue, General Transportation System Series A 5.250%,	07/01/17	1,000,000	1,105,940
Massachusetts Bay Transportation Authority Revenue, Massachusetts Sales Tax Revenue Series B 5.250%,	07/01/19	625,000	690,594
Massachusetts Bay Transportation Authority Revenue, Sales Tax Revenue Series C 5.250%,	07/01/16	1,500,000	1,658,325
Massachusetts Bay Transportation Authority Revenue, Sales Tax Revenue Series C 5.250%,	07/01/18	1,000,000	1,105,330
Massachusetts Bay Transportation Authority Revenue, SP OB, Series A 5.000%,	07/01/11	1,000,000	1,090,160
Massachusetts Bay Transportation Authority Revenue, SP OB, Series A 5.750%,	07/01/18	85,000	94,423
Massachusetts Municipal Wholesale Series A Pre-refunded Escrowed to Maturity 5.100%, Insured: Ambac	07/01/07	2,000,000	2,153,100
Massachusetts Municipal Wholesale Electric Company Power Supply System, Nuclear Project 3, Series A 5.000%, Insured: MBIA	07/01/11	2,500,000	2,709,425

See Notes to Investment Portfolio.

Massachusetts State, Series A, GO 5.000%,	11/01/13	5,000,000	5,332,800
Massachusetts State Series A 5.250%,	01/01/07	1,500,000	1,600,965
Massachusetts State Series A 5.750%, Insured: Ambac	08/01/09	2,000,000	2,243,480
Massachusetts State Series B 5.250%,	08/01/20	3,000,000	3,265,470
Massachusetts State, Series B, GO 5.500%,	11/01/07	1,100,000	1,200,276
Massachusetts State, Series B, GO Pre-refunded Escrowed to Maturity 6.500%,	08/01/08	5,315,000	6,035,927
Massachusetts State, Series B, GO 5.400%, Insured: MBIA	11/01/07	2,000,000	2,177,420
Massachusetts State, Series D, GO 5.500%,	10/01/17	5,000,000	5,587,500
Massachusetts State College Building Authority Project Revenue, Series A 5.000%, Insured: MBIA	05/01/14	750,000	812,992
Massachusetts State College Building Authority Project Revenue, Series A 5.000%, Insured:MBIA	05/01/16	530,000	565,796
Massachusetts State College Building Authority Project Revenue, Series A Pre-refunded Escrowed to Maturity (a) Insured: MBIA	05/01/28	4,000,000	1,110,120
Massachusetts State Consolidated Loan, Series A, GO Pre-refunded 02/01/10 5.800%,	02/01/17	3,520,000	3,976,227
Massachusetts State Consolidated Loan, Series B, GO Pre-refunded 05/01/09 5.250%,	05/01/12	1,000,000	1,100,730
Massachusetts State Consolidated Loan, Series B, GO Pre-refunded 04/01/08 5.000%, Insured: MBIA	04/01/14	3,000,000	3,246,870
Massachusetts State Consolidated Loan, Series B, GO Pre-refunded 05/01/09 5.250%,	05/01/14	1,000,000	1,100,730
Massachusetts State Consolidated Loan, Series C, GO Pre-refunded 08/01/08 5.250%,	08/01/14	5,000,000	5,480,250
Massachusetts State Consolidated Loan, Series C, GO Pre-refunded 08/01/08 5.250%,	08/01/15	1,750,000	1,918,087
Massachusetts State Consolidated Loan, Series C, GO (a)	08/01/18	1,000,000	506,520

See Notes to Investment Portfolio.

Massachusetts State Consolidated Loan, Series C, GO Pre-refunded 12/01/11 5.375%,	12/01/18	3,000,000	3,329,070
Massachusetts State Development Finance Agency, Belmont Hill School 5.000%,	09/01/31	1,000,000	985,360
Massachusetts State Development Finance Agency, Clark University 5.250%,	07/01/16	1,445,000	1,500,719
Massachusetts State Development Finance Agency, Combined Jewish Philanthropies, Series A 5.250%,	02/01/22	1,000,000	1,050,340
Massachusetts State Development Finance Agency, Deerfield Academy Series A 5.000%,	10/01/12	345,000	378,010
Massachusetts State Development Finance Agency, Deerfield Academy Series A 5.000%,	10/01/16	420,000	448,270
Massachusetts State Development Finance Agency, Hampshire College 5.150%,	10/01/14	200,000	203,248
Massachusetts State IFA Development Finance Agency, Milton Academy Series A 5.000%,	09/01/19	500,000	524,985
Massachusetts State Development Finance Agency, Higher Education Smith College Pre-refunded 07/01/10 5.750%,	07/01/23	2,000,000	2,286,060
Massachusetts State Development Finance Agency, Lease Revenue Visual & Performing Arts Project 5.750%,	08/01/13	1,030,000	1,163,735
Massachusetts State Development Finance Agency, Mount Holyoke College 5.500%,	07/01/13	1,355,000	1,508,332
Massachusetts State Development Finance Agency, Pharmacy & Allied Health Sciences 6.375%,	07/01/23	1,000,000	1,082,210
Massachusetts State Development Finance Agency, Visual & Performing Arts Project 6.000%,	08/01/21	1,200,000	1,393,572
Massachusetts State Development Finance Agency, Western New England College 5.875%,	12/01/22	600,000	619,302
Massachusetts State Federally Assisted Housing Pre-refunded Escrowed to Maturity 6.000%, Insured: Housing & Urban Development	02/01/08	305,000	326,219
Massachusetts State Federal Highway Capital Appreciation Series A (a)	06/15/15	4,000,000	2,431,520
Massachusetts State Federal Highway Grant Anticipation Notes Series A 5.250%,	06/15/08	2,700,000	2,935,440

See Notes to Investment Portfolio.

Massachusetts State Federal Highway Grant Anticipation Notes Series A 5.750%,	06/15/09	1,000,000	1,116,850
Massachusetts State Federal Highway Grant Anticipation Notes Series A 5.250%,	12/15/11	1,000,000	1,081,040
Massachusetts State Federal Highway Grant Anticipation Notes Series A 5.500%,	06/15/14	1,000,000	1,091,110
Massachusetts State HEFA Amherst College, Series G 5.375%,	11/01/20	2,000,000	2,144,260
Massachusetts State HEFA Bay State Medical Center Series F 5.750%,	07/01/13	890,000	973,313
Massachusetts State HEFA Boston College, Series N 5.250%,	06/01/15	1,000,000	1,082,160
Massachusetts State HEFA Boston Medical Center, Series A 5.250%, Insured: MBIA	07/01/15	2,500,000	2,653,275
Massachusetts State HEFA Brandeis University, Series I 5.250%, Insured: MBIA	10/01/12	1,900,000	2,075,256
Massachusetts State HEFA Brandeis University, Series I 5.250%, Insured: MBIA	10/01/14	1,500,000	1,635,660
Massachusetts State HEFA Brandeis University, Series J 5.000%, Insured: MBIA	10/01/26	2,000,000	2,013,040
Massachusetts State HEFA Harvard University, Series AA 5.500%,	01/15/09	1,980,000	2,189,623
Massachusetts State HEFA Harvard University, Series DD 5.000%,	07/15/35	4,500,000	4,503,825
Massachusetts State HEFA Harvard University, Series P 5.625%,	11/01/26	1,000,000	1,053,240
Massachusetts State HEFA Harvard University, Series P 5.375%,	11/01/32	1,000,000	1,027,180
Massachusetts State HEFA Harvard University, Series Z 5.500%,	01/15/11	1,000,000	1,120,530
Massachusetts State HEFA Massachusetts Institute Technology Series K 5.250%,	07/01/12	1,000,000	1,112,060
Massachusetts State HEFA Massachusetts Institute Technology Series K 5.375%,	07/01/17	2,275,000	2,561,172
Massachusetts State HEFA Massachusetts Institute Technology Series K 5.500%,	07/01/22	1,000,000	1,131,340

See Notes to Investment Portfolio.

Massachusetts State HEFA Massachusetts Institute Technology Series L 5.000%,	07/01/11	735,000	804,105
Massachusetts State HEFA Massachusetts Institute Technology Series M 5.250%,	07/01/16	500,000	557,770
Massachusetts State HEFA Massachusetts Institute Technology Series M 5.250%	07/01/19	610,000	678,296
Massachusetts State HEFA Northeastern University, Series G 5.500%, Insured: MBIA	10/01/12	1,110,000	1,251,780
Massachusetts State HEFA Partners Healthcare Systems Series A 5.250%, Insured: MBIA	07/01/15	2,500,000	2,643,650
Massachusetts State HEFA Partners Healthcare Systems Series A 5.375%, Insured: MBIA	07/01/17	3,900,000	4,137,510
Massachusetts State HEFA Partners Healthcare Systems Series B 5.250%,	07/01/10	4,670,000	5,055,789
Massachusetts State HEFA Partners Healthcare Systems Series C 5.750%,	07/01/21	750,000	802,845
Massachusetts State HEFA Partners Healthcare Systems Series E 5.000%,	07/01/15	1,140,000	1,193,398
Massachusetts State HEFA Simmons College 5.000%, Insured: MBIA	10/01/14	1,000,000	1,069,880
Massachusetts State HEFA Simmons College, Series F 5.000%, Insured: FGIC	10/01/15	1,015,000	1,088,993
Massachusetts State HEFA Simmons College, Series F 5.000%, Insured: FGIC	10/01/17	510,000	540,355
Massachusetts State HEFA South Shore Hospital, Series E 5.500%, Insured: MBIA	07/01/13	325,000	326,024
Massachusetts State HEFA Tufts University, Series I 5.500%,	02/15/36	2,000,000	2,080,940
Massachusetts State HEFA University of Massachusetts 5.250%, Insured: MBIA	10/01/13	1,475,000	1,622,500
Massachusetts State HEFA University of Massachusetts 5.250%, Insured: Ambac	07/01/14	2,000,000	2,143,700
Massachusetts State HEFA University of Massachusetts 5.875%, Insured: FGIC	10/01/29	1,000,000	1,089,610

See Notes to Investment Portfolio.

Massachusetts State HEFA Wellesley College 5.000%,	07/01/15	610,000	653,475
Massachusetts State HEFA Williams College, Series F 5.500%,	07/01/26	1,750,000	1,837,430
Massachusetts State HEFA Williams College, Series H 5.000%,	07/01/16	1,740,000	1,851,934
Massachusetts State HFA Housing Projects, Series A 6.300%, Insured: Ambac	10/01/13	95,000	96,053
Massachusetts State HFA Multi-Family Housing, Series A 6.100%, Insured: MBIA	07/01/15	1,460,000	1,509,041
Massachusetts State HFA Single Family, Series 77 5.850%, Insured: MBIA	12/01/08	610,000	624,555
Massachusetts State IFA Belmont Hill School 5.625%,	09/01/20	1,250,000	1,298,087
Massachusetts State IFA Concord Academy 5.500%,	09/01/27	1,000,000	1,005,230
Massachusetts State IFA Lesley College Project, Series A 6.000%, Insured: Connie Lee	07/01/10	250,000	264,707
Massachusetts State IFA Park School Pre-refunded 09/01/06 5.900%,	09/01/26	500,000	532,265
Massachusetts State IFA Phillips Academy Pre-refunded 09/01/08 5.375%,	09/01/23	2,000,000	2,235,340
Massachusetts State IFA Refusetech, Inc. Project, Series A 6.300%,	07/01/05	470,000	475,499
Massachusetts State IFA Trustees Deerfield Academy 5.000%,	10/01/23	1,210,000	1,227,521
Massachusetts State IFA Tufts University, Series H 5.500%, Insured: MBIA	02/15/13	1,830,000	2,056,499
Massachusetts State IFA Wentworth Institute of Technology 5.650%,	10/01/18	1,200,000	1,246,812
Massachusetts State IFA Worcester Polytechnic Institute 5.125%, Insured: MBIA	09/01/17	1,550,000	1,644,969
Massachusetts State IFA Worcester Polytechnic Institute Series 2 5.250%, Insured: MBIA	09/01/14	1,300,000	1,416,233
Massachusetts State Port Authority Pre-refunded Escrowed to Maturity 5.625%,	07/01/12	460,000	501,602
Massachusetts State Port Authority Series A 5.000%, Insured: MBIA	07/01/16	3,000,000	3,188,370

See Notes to Investment Portfolio.

Massachusetts State, SP OB & Revenue 5.250%, Insured: FGIC	01/01/19	750,000	826,800
Massachusetts State, SP OB & Revenue Consolidated Loan, Series A 5.000%, Insured: FGIC	06/01/10	1,500,000	1,635,960
Massachusetts State, SP OB & Revenue Consolidated Loan, Series A 5.500%,	06/01/13	1,000,000	1,123,890
Massachusetts State, SP OB & Revenue Consolidated Loan, Series A 5.375%, Insured: FGIC	06/01/19	1,125,000	1,212,896
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue Series A 5.000%, Insured: MBIA	01/01/37	2,000,000	1,980,900
Massachusetts State Turnpike Authority Metropolitan Highway System Subordinated, Series A 5.125%, Insured: Ambac	01/01/09	1,000,000	1,087,750
Massachusetts State Turnpike Authority Metropolitan Highway System Subordinated, Series A 5.000%, Insured: Ambac	01/01/39	1,500,000	1,480,515
Massachusetts State Turnpike Authority Series A Pre-refunded Escrowed to Maturity 5.000%,	01/01/13	250,000	270,320
Massachusetts State WPAT Massachusetts Water Resources Authority Program, Series A 5.000%,	08/01/09	1,350,000	1,471,027
Massachusetts State WPAT Series 1 Un-refunded 5.600%,	08/01/13	1,225,000	1,241,378
Massachusetts State WPAT Series A Pre-refunded 08/01/06 5.250%,	08/01/14	890,000	956,083
Massachusetts State WPAT Series A Pre-refunded Escrowed to Maturity 5.400%,	08/01/11	225,000	251,806
Massachusetts State WPAT Series A Un-refunded 5.400%,	08/01/11	25,000	26,398
Massachusetts State WPAT Pooled Loan Program, Series 2 6.125%,	02/01/07	730,000	796,810
Massachusetts State WPAT Pooled Loan Program, Series 5 5.750%,	08/01/16	2,000,000	2,236,040
Massachusetts State WPAT Pooled Loan Program, Series 7 5.250%,	02/01/10	2,000,000	2,203,240
Massachusetts State WPAT Pooled Loan Program, Series 7 5.250%,	02/01/13	1,000,000	1,093,640
Massachusetts State WPAT Pooled Loan Program, Series 7 Pre-refunded Escrowed to Maturity 5.450%,	02/01/13	935,000	1,051,763

See Notes to Investment Portfolio.

Massachusetts State WPAT Pooled Loan Program, Series 8 5.000%,	08/01/11	1,000,000	1,093,230
Massachusetts State WRA Series B 5.500%, Insured: FSA	08/01/15	1,165,000	1,307,177
Massachusetts State WRA Series C 6.000%,	12/01/11	2,000,000	2,306,380
Massachusetts State WRA Series D 5.500%, Insured: MBIA	08/01/10	1,000,000	1,117,880
Massachusetts State WRA Series J 5.250%, Insured: FSA	08/01/14	2,870,000	3,174,335
Massachusetts State WRA Series J 5.250%, Insured: FSA	08/01/15	3,000,000	3,311,460
Massachusetts State WRA Series J 5.250%, Insured: FSA	08/01/18	1,000,000	1,105,830
Medford GO 5.000%, Insured: MBIA	02/15/10	1,775,000	1,937,448
Mendon Upton Regional School District 5.500%, Insured: FGIC	06/01/15	1,405,000	1,533,319
Methuen, GO 5.625%, Insured: FSA	11/15/14	1,000,000	1,093,820
Nantucket, GO 5.250%, Insured: MBIA	07/15/10	2,250,000	2,436,997
Norwell, GO 5.000%, Insured: FGIC	11/15/14	880,000	958,320
Peabody, GO Series A 5.000%,	08/01/14	510,000	545,195
Pioneer Valley Regional School District, GO 5.000%, Insured: Ambac State Aid Withholding	06/15/12	1,000,000	1,096,300
Pittsfield, GO 5.000%, Insured: MBIA State Aid Withholding	04/15/11	1,000,000	1,091,820
Plymouth, GO 5.000%, Insured: MBIA	10/15/18	1,725,000	1,814,700
Route 3 North Transportation Improvement Municipal Securities Association Lease Revenue 5.750%, Insured: MBIA	06/15/13	1,000,000	1,120,930
Route 3 North Transportation Improvement Municipal Securities Association Lease Revenue 5.750%, Insured: MBIA	06/15/14	2,000,000	2,241,860

See Notes to Investment Portfolio.

Route 3 North Transportation Improvement Municipal Securities Association Lease Revenue 5.750%, Insured: MBIA	06/15/15	2,000,000	2,228,020
Route 3 North Transportation Improvement Municipal Securities Association Lease Revenue Pre-refunded 06/15/10 5.750%, Insured: MBIA	06/15/18	1,000,000	1,134,060
Route 3 North Transportation Improvement Municipal Securities Association Lease Revenue Pre-refunded 06/15/10 5.375%, Insured: MBIA	06/15/33	2,500,000	2,785,350
Sandwich, GO 5.750%,	08/15/11	1,050,000	1,183,213
Southeastern Massachusetts University Building Authority Revenue Series A Pre-refunded 05/01/05 5.750%, Insured: Ambac	05/01/16	1,000,000	1,046,360
Springfield Municipal Purpose Loan, GO 5.000%, Insured: FSA	11/15/18	1,000,000	1,043,630
Springfield Municipal Purpose Loan, GO 5.300%, Insured: Ambac State Aid Withholding	08/01/11	1,000,000	1,079,140
Springfield Municipal Purpose Loan, GO 5.300%, Insured: Ambac State Aid Withholding	08/01/13	1,000,000	1,079,140
Springfield Municipal Purpose Loan Loan, GO 5.250%, Insured: MBIA	01/15/15	1,500,000	1,639,035
Springfield Municipal Purpose Loan Loan, GO 6.000%, Insured: FSA	10/01/16	1,000,000	1,131,160
Sutton, GO 5.250%, Insured: MBIA	04/01/06	1,255,000	1,323,523
University of Lowell Building Authority Fifth Series A 5.625%, Insured: Ambac	11/01/14	435,000	464,841
University of Lowell Building Authority Fifth Series A Pre-refunded 11/01/05 5.625%, Insured: Ambac	11/01/14	2,565,000	2,735,855
University of Massachusetts Building Authority Revenue Series 2 5.500%, Insured: Ambac	11/01/09	1,455,000	1,620,754
University of Massachusetts Building Authority Revenue Series 04-1 5.250%, Insured: Ambac	11/01/12	500,000	553,755

See Notes to Investment Portfolio.

University of Massachusetts Building Authority Revenue Series 2 5.250%, Insured: Ambac	11/01/15		2,000,000	2,181,940
Westborough, GO 5.000%,	11/15/16		1,000,000	1,068,900
Westfield, GO 5.000%, Insured: MBIA	12/15/06		1,000,000	1,066,360
Westfield, GO 5.000%, Insured: MBIA	09/01/18		500,000	529,940
Westford, GO 5.500%, Insured: FGIC	04/01/07		1,705,000	1,844,503
Whitman Hanson School District, GO 5.000%, Insured: FGIC	06/15/08		1,095,000	1,185,951
Wilmington, GO 5.000%,	06/15/07		2,000,000	2,147,560
Wilmington, GO 5.000%,	06/15/08		3,125,000	3,388,156
Worcester, Series G, GO 5.300%,	07/01/15		1,000,000	1,060,210
Worcester Municipal Purpose Loan Series B, GO 5.250%, Insured: MBIA	11/01/14		1,875,000	2,052,862
Massachusetts Total				315,797,218

Mississippi - 0.6482%
Mississippi State, GO
5.500%,	09/01/09		2,000,000	2,224,500
Mississippi Total				2,224,500

Puerto Rico - 4.33302%
Childrens Trust Fund Tobacco Settlement Revenue 5.000%,	05/15/09		500,000	505,480
Puerto Rico Commonwealth, Series A 5.000%,	07/01/30	(b)	1,400,000	1,489,292
Puerto Rico Commonwealth Aqueduct & Sewer Authority 6.000%, Insured: MBIA-IBC	07/01/09		500,000	569,095
Puerto Rico Commonwealth Highway & Transportation 5.250%, Insured: MBIA	07/01/13		2,675,000	2,927,012
Puerto Rico Commonwealth Highway & Transportation Series AA 5.000%, Insured: FGIC	07/01/10		1,000,000	1,097,470
Puerto Rico Electric Power Authority Series BB 6.000%, Insured: MBIA	07/01/12		1,000,000	1,168,570
Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Inter-American University Series A, 5.250%, Insured: MBIA	10/01/12		2,000,000	2,202,220

See Notes to Investment Portfolio.

Puerto Rico Municipal Finance Agency Series A, GO 5.500%, Insured: FSA	08/01/09		1,000,000	1,116,120
Puerto Rico Municipal Finance Agency Series A, GO 5.500%, Insured: FSA	07/01/17		1,000,000	1,087,520
Puerto Rico Public Buildings Authority Revenue Sereies J 5.000%, Insured: Ambac	07/01/36	(b)	2,000,000	2,152,820
Puerto Rico Public Fianncial Corp. Series A 5.250%, Insured: Ambac	08/01/30	(b)	500,000	545,140
Puerto Rico Total				14,860,739

South Carolina - 0.7576%
South Carolina State Series B, GO 5.500%,	04/01/11		2,310,000	2,600,113
South Carolina Total				2,600,113

Total Municipal Securities
(Cost of $320,500,689)				335,482,570

		Shares
Investment Companies - 0.8742%

Dreyfus Tax-Exempt Cash Management Fund		3,000,004	3,000,004
Total Investment Companies (Cost of $3,000,004)			3,000,004

Short-Term Obligations - 0.4662%
Variable Rate Demand Notes (c) - 0.5%
New York City Municipal Water Financial Authority 1.080%, Insured: FGIC	06/15/24	1,400,000	1,400,000
New York City Subser A7
1.080%	08/01/20	200,000	200,000
Variable Rate Demand Notes Total			1,600,000
Total Short-Term Obligations (Cost of $1,600,000)			1,600,000

Total Investments - 99.0948%
(Cost of $325,100,693) (d)			340,082,574

Other Assets & Liabilities, Net - 0.9052%			3,106,715

Net Assets - 100.0%			343,189,289

Notes to Investment Portfolio:
(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2004.
(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credits or other credit support agreements from banks.  The intrest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(d)	The cost for federal income tax purposes is $325,019,996

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

See Notes to Investment Portfolio.

Insurer	% of Total Investments
MBIA Insurance Corp.	24.3%
Ambac Assurance Corp.	9.3
Financial Guaranty Insurance Corp.	8.7
Financial Security Assurance, Inc.	5.6
Connie Lee	0.1
Housing & Urban Development	0.1
48.1%

See Notes to Investment Portfolio.

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
Connie Lee	College Construction Loan Association
FGIC	Federal Guaranty Insurance Corp.
FSA	Financial Security Assurance Co.
GO	General Obligation
HEFA	Health and Educational Facilities Authority
HFA	Housing Finance Authority
IFA	Industrial Finance Authority
MBIA	Municipal Bond Insurance Association
SP OB	Special Obligation
WPAT	Water Pollution Abatement Test
WRA	Water Resource Authority

See Notes to Investment Portfolio.

INVESTMENT PORTFOLIO

Columbia New Jersey Intermediate Municipal Bond Fund

July 31, 2004 (unaudited)

			Par ($)	Value ($)

Municipal Securities - 96.7%
Delaware - 0.3%
Delaware River & Bay Authority Series A 5.400%, Insured: Ambac	01/01/14	(a)	250,000	274,150
Delaware Total				274,150

Illinois - 1.9%
Illinois State Dedicated Tax Capital Appreciation, Civic Center, Series B (b) Insured: Ambac	12/15/17		3,000,000	1,578,330
Illinois Total				1,578,330

New Jersey - 90.2%
Atlantic County, Improvement Authority Luxury Tax Revenue Convention Center Pre-refunded Escrowed to Maturity 7.375%, Insured: MBIA	07/01/10		295,000	337,554
Bayonne Municipal Utilities Authority Water System Pre-refunded Escrowed to Maturity 5.000%, Insured: MBIA	01/01/12		500,000	536,310
Burlington County Bridge Commission, County Guaranteed Governmental Leasing Program 5.250%,	08/15/18		1,130,000	1,204,682
Burlington County, General Improvement Series A, GO 5.000%, Insured: Ambac	10/01/08		1,570,000	1,708,207
Camden County, New Jersey, GO 5.000%, Insured: FSA	07/01/12		1,000,000	1,096,150
Cape May County, New Jersey Municipal Utilities Series A 5.750%, Insured: FSA	01/01/16		1,000,000	1,149,220
Cherry Hill Township, Series A, GO Pre-refunded 07/15/09 5.250%, Insured: FGIC	07/15/19		500,000	551,660

See Notes to Investment Portfolio.

1

Cherry Hill Township, Series B, GO 5.250%,	07/15/11	500,000	553,810
Delaware River Port Authority Series B 5.250%, Insured: Ambac	01/01/09	2,500,000	2,731,125
East Orange Board of Education, COP Capital Appreciation (b) Insured: FSA	02/01/18	1,000,000	528,430
Essex County, Improvement Authority Lease Revenue, County Correctional Facility Project 5.250%, Insured: FGIC	10/01/11	500,000	546,315
Essex County, Improvement Authority Lease Revenue, County Jail & Youth House Projects 5.000%, Insured: Ambac	12/01/08	250,000	268,525
Essex County, Improvement Authority Project Revenue 5.000%, Insured: FSA	12/15/10	1,000,000	1,094,210
Evesham Township General Improvement, Series A, GO 5.000%, Insured: FGIC	09/15/12	500,000	532,590
Flemington Raritan Regional School District, GO 5.700%, Insured: FGIC	02/01/15	400,000	462,532
Freehold Regional High School District, GO 5.000%, Insured: FGIC	03/01/20	1,205,000	1,297,195
Freehold Township Board of Education, GO Pre-refunded 07/15/06 5.375%, Insured: FSA	07/15/10	235,000	250,432
Greenwich Township Board of Education, GO 5.000%, Insured: FSA	01/15/13	500,000	532,475
Greenwich Township Board of Education, GO 5.000%, Insured: FSA	01/15/14	800,000	851,960
Hackensack, GO 4.900%,	03/15/09	500,000	539,135

See Notes to Investment Portfolio.

2

Hopewell Valley Regional School District, GO 5.000%, Insured: FGIC	08/15/14	500,000	536,730
Jersey City, GO Pre-refunded 03/15/07 5.500%, Insured: MBIA	03/15/14	500,000	549,770
Kearny, GO 5.250%, Insured: FGIC	02/15/08	600,000	652,716
Mercer County Improvement Authority, Youth Center Series B 5.000%, Insured: FGIC	02/15/14	250,000	266,598
Middlesex County, COP 5.000%, Insured: MBIA	08/01/12	500,000	541,125
Middlesex County, COP 5.500%, Insured: MBIA	08/01/17	250,000	273,665
Middlesex County, GO 5.000%,	10/01/09	500,000	546,535
Middlesex County Improvement Authority Revenue 4.000%,	09/15/09	900,000	937,305
Middlesex County Improvement Authority Revenue Street Student Housing Project Series A 5.000%,	08/15/18	500,000	506,690
Middlesex County Utilities Authority Sewer Revenue, Series A 5.000%, Insured: FGIC	12/01/12	400,000	430,652
Monmouth County Improvement Authority, Governmental Loan 5.000%, Insured: MBIA	12/01/08	250,000	269,007
Monmouth County Improvement Authority, Governmental Loan 5.000%, Insured: Ambac	12/01/12	500,000	538,315
Monmouth County Improvement Authority, Governmental Loan 5.450%, Insured: FSA	07/15/13	850,000	918,790
Monmouth County Improvement Authority, Governmental Loan 5.125%, Insured: MBIA	12/01/16	500,000	533,705

See Notes to Investment Portfolio.

3

Monroe Township School District, GO 5.000%, Insured: FGIC	09/15/09	750,000	816,352
New Jersey Building Authority State Building Revenue Pre-refunded 06/15/07 5.000%,	06/15/10	325,000	354,848
New Jersey Building Authority State Building Revenue Un-refunded 5.000%,	06/15/10	275,000	294,795
New Jersey Building Authority State Building Revenue 5.000%, Insured: MBIA	06/15/18	1,000,000	1,042,730
New Jersey EDA, Hillcrest Health Service System Project 5.000%, Insured: Ambac	01/01/07	300,000	318,294
New Jersey EDA, Lease Revenue International Center for Public Health Project 5.500%, Insured: Ambac	06/01/09	315,000	349,442
New Jersey EDA Public School Small Project Loan Program 5.000%,	08/15/11	1,000,000	1,097,330
New Jersey EDA Public School Small Project Loan Program 5.000%,	08/15/12	1,000,000	1,092,460
New Jersey EDA School Facilities Construction, Series A 5.500%, Insured: Ambac	06/15/12	500,000	562,975
New Jersey EDA School Facilities Construction, Series A 5.250%, Insured: Ambac	06/15/18	200,000	214,276
New Jersey EDA State Office Buildings Projects 5.250%, Insured: Ambac	06/15/08	250,000	272,758
New Jersey Environmental Infrastructure Trust, Environmental Infrastructure, Series A 5.000%,	09/01/14	350,000	375,795
New Jersey Environmental Infrastructure Trust, Environmental Infrastructure, Series A 5.250%,	09/01/20	1,000,000	1,060,840
New Jersey Environmental Infrastructure Trust, Wastewater Treatment 5.000%,	09/01/14	1,000,000	1,069,440

See Notes to Investment Portfolio.

4

New Jersey Environmental Infrastructure Trust, Wastewater Treatment 5.000%,	09/01/17	400,000	420,008
New Jersey Environmental Infrastructure Trust, Wastewater Treatment Series D 5.000%,	05/01/11	500,000	538,005
New Jersey Environmental Infrastructure Trust, Wastewater Treatment Series G 5.000%, Insured: FGIC	04/01/12	500,000	537,775
New Jersey Health Care Facilities Capital Health System Obligation Group Series A 5.750%,	07/01/23	500,000	520,490
New Jersey Health Care Facilities Hackensack University Medical Center 5.700%,	01/01/11	500,000	541,505
New Jersey Health Care Facilities Hackensack University Medical Center 5.875%,	01/01/15	500,000	531,440
New Jersey Health Care Facilities Hackensack University Medical Center Series A 5.000%, Insured: MBIA	01/01/18	500,000	513,935
New Jersey Health Care Facilities Medical Center at Princeton 5.125%, Insured: Ambac	07/01/18	300,000	311,478
New Jersey Sports & Exposition Authority Series A 5.000%,	09/01/12	250,000	271,307
New Jersey Sports & Exposition Authority Series C 5.000%,	03/01/11	500,000	542,045
New Jersey State, COP, Series A Pre-refunded Escrowed to Maturity 5.000%, Insured: Ambac	06/15/14	500,000	544,700
New Jersey State, Series H, GO 5.250%, Insured: MBIA-IBC	07/01/16	2,000,000	2,217,080
New Jersey State EFA Dormitory Safety Trust Fund Series A 5.000%,	03/01/15	2,855,000	3,013,481
New Jersey State EFA Drew University, Series C 5.250%, Insured: FGIC	07/01/20	1,000,000	1,105,000

See Notes to Investment Portfolio.

5

New Jersey State EFA Higher Education Facilities Trust Fund Series A 5.125%, Insured: Ambac	09/01/06	700,000	739,375
New Jersey State EFA Higher Education Facilities Trust Fund Series A 5.125%, Insured: Ambac	09/01/10	500,000	528,235
New Jersey State EFA Montclair State University, Series C 5.375%, Insured: Ambac	07/01/08	1,285,000	1,374,076
New Jersey State EFA Princeton University, Series B Pre-refunded 07/01/09 5.125%,	07/01/19	1,000,000	1,098,410
New Jersey State EFA Rowan University, Series B 5.250%, Insured: FGIC	07/01/19	250,000	267,112
New Jersey State EFA Seton Hall University Project, Series A 5.250%, Insured: Ambac	07/01/16	200,000	215,630
New Jersey State EFA Stevens Institute of Technology, Series C 5.000%,	07/01/10	1,120,000	1,194,894
New Jersey State EFA Stevens Institute of Technology, Series I 5.000%,	07/01/09	200,000	213,018
New Jersey State EFA William Patterson University, Series A 5.375%, Insured: FGIC State Aid Withholding	07/01/21	500,000	535,435
New Jersey State Highway Authority Garden State Parkway Pre-refunded Escrowed to Maturity 6.200%,	01/01/10	500,000	561,870
New Jersey State Highway Authority Garden State Parkway Pre-refunded 01/01/10 5.600%, Insured: FGIC	01/01/17	300,000	338,400
New Jersey State Highway Authority Garden State Parkway, GO Pre-refunded Escrowed to Maturity 6.000%,	01/01/19	1,000,000	1,168,730
New Jersey State HMFA Multi-Family Housing, Series B 6.050%, Insured: FSA	11/01/17	250,000	266,275

See Notes to Investment Portfolio.

6

New Jersey State HMFA Multi-Family Housing, Series E-2 5.750%, Insured: FSA	11/01/25		400,000	416,652
New Jersey State Transit Corp. Federal Transportation Administrative Grants, COP, Series A 5.500%, Insured: Ambac	09/15/15		2,895,000	3,234,786
New Jersey State TTFA Transportation System, Series A 5.625%,	06/15/12		400,000	449,988
New Jersey State TTFA Transportation System, Series A 5.750%,	06/15/15		1,000,000	1,133,220
New Jersey State TTFA Transportation System, Series A 5.500%, Insured: Ambac	12/15/15		1,000,000	1,126,210
New Jersey State TTFA Transportation System Series A Pre-refunded Escrowed to Maturity 5.000%,	06/15/06		20,000	21,128
New Jersey State TTFA Transportation System, Series A Pre-refunded 06/15/05 5.500%, Insured: MBIA	06/15/11	(c)	175,000	184,476
New Jersey State TTFA Transportation System, Series A Un-refunded 5.000%,	06/15/06		380,000	399,984
New Jersey State Turnpike Authority Series A 5.750%, Insured: MBIA	01/01/19		295,000	325,813
New Jersey Wastewater Treatment Trust Series A 5.000%,	09/01/06		450,000	477,662
North Brunswick Township Board of Education, GO 5.000%, Insured: FGIC	02/15/10		750,000	799,087
North Brunswick Township, GO 5.000%, Insured: FGIC	05/15/12		1,000,000	1,071,810
North Jersey District Water Supply Wanaque North Project, Series A 5.000%, Insured: MBIA	11/15/10		500,000	539,550

See Notes to Investment Portfolio.

7

Ocean County General Improvement, GO 5.300%,	12/01/06	400,000	429,208
Ocean County, Utilities Authority Wastewater Revenue, GO 5.250%,	01/01/18	1,000,000	1,065,650
Old Tappan Board of Education, GO Pre-refunded 04/01/06 5.100%, Insured: FGIC	04/01/18	500,000	523,510
Parsippany-Troy Hills Township, GO 5.000%, Insured: MBIA	12/01/15	500,000	530,195
Passaic County, GO 5.200%, Insured: FSA	09/01/16	1,500,000	1,669,290
Pleasantville School District, GO 5.000%, Insured: MBIA	02/15/11	500,000	532,575
Randolph Township School District, GO 5.000%, Insured: FGIC	08/01/15	500,000	527,650
Rutgers State University, Series U, GO 5.000%,	05/01/14	500,000	532,120
Southeast Morris County, Municipal Utilities Authority Water Revenue 5.000%, Insured: MBIA	01/01/10	1,055,000	1,147,133
Summit, GO 5.250%,	06/01/16	1,205,000	1,339,839
Tobacco Settlement Financing Corp. 5.375%,	06/01/18	1,000,000	880,780
Trenton, GO 5.700%, Insured: FGIC	03/01/19	250,000	275,688
Union County General Improvement, GO 5.125%,	02/01/16	250,000	265,993
Union County, Improvement Authority Revenue, Guaranteed Lease, Educational Services Commission 5.050%,	03/01/08	125,000	133,379
Vernon Township School District Board of Education, GO 5.375%, Insured: FGIC	12/01/19	300,000	325,017
Washington Township, Board of Education, Gloucester County, GO 5.000%, Insured: MBIA	02/01/06	250,000	261,755

See Notes to Investment Portfolio.

8

West Deptford Township, GO Pre-refunded 09/01/10 5.500%, Insured: FGIC	09/01/20		400,000	449,228
West Orange Board of Education, COP 5.625%, Insured: MBIA	10/01/29		250,000	265,163
West Windsor Plainsboro Regional School District, GO Pre-refunded 12/01/05 5.500%, Insured: FGIC	12/01/14		500,000	534,850
New Jersey Total				75,175,553

Pennsylvania - 1.3%
Delaware River Junction Toll Bridge 5.250%,	07/01/11		1,000,000	1,095,750
Pennsylvania Total				1,095,750

Puerto Rico - 3.0%
Puerto Rico Commonwealth, GO 6.000%, Insured: MBIA	07/01/16		250,000	295,723
Puerto Rico Commonwealth, GO 5.000%,	07/01/30	(d)	1,000,000	1,063,780
Puerto Rico Electric Power Authority Series DD 5.250%, Insured: FSA	07/01/15		250,000	272,792
Puerto Rico Electric Power Authority Series NN 5.250%, Insured: MBIA	07/15/19		750,000	833,970
Puerto Rico Total				2,466,265

TOTAL MUNICIPAL SECURITIES
(Cost of $77,183,184)				80,590,048

Short-Term Obligations - 2.6%
VARIABLE RATE DEMAND NOTES (e) - 2.6%
Illinois HEFA OFS Healthcare System 1.100%,	11/15/27	400,000	400,000
New York City, GO Sub-Series A-4 1.090%,	08/01/22	400,000	400,000

See Notes to Investment Portfolio.

9

New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series G 1.080%, Insured: FGIC	06/15/24	900,000	900,000
Uinta County, Wyoming Pollution Control Revenue Chevron USA, Inc., Project 1.100%,	04/01/10	300,000	300,000
Woodbury County, Iowa Educational Facilities Revenue Siouxland Medical Education Foundation 1.130%,	11/01/16	200,000	200,000
Variable Rate Demand Notes Total			2,200,000
TOTAL SHORT-TERM OBLIGATIONS
(Cost of $2,200,000)			2,200,000

Total Investments - 99.3% (Cost of $79,383,184) (f)			82,790,048

Other Assets & Liabilities, Net - 0.7%			617,296

Net Assets - 100.0%			83,407,344

Notes to Investment Portfolio:

(a)          This security is tax-exempt in Delaware and New Jersey.

(b)         Zero coupon bond.

(c)          The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2001, the market value of scurities pledged amounted to $84,332.

(d)         Variable rate security.  The interest rate shown reflects the rate as of July 31, 2004.

(e)          Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.
The interest rates changes periodically and the interest rates shown reflect the rates as of July 31, 2004.

(f)            Cost for federal income tax purposes is $79,343,406.

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	5,093,062	5,079,153	Sep-2004	$(13,909)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
Ambac Assurance Corp.	20.4%
Financial Guaranty Insurance Corp.	17.3
MBIA Insurance Corp.	14.2
Financial Security Assurance, Inc.	10.9
62.8%

10

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EFA	Educational Facilities Authority
FGIC	Federal Guaranty Insurance Corp.
FSA	Financial Security Assurance Co.
GO	General Obligation
HEFA	Health & Educational Facilities Authority
HMFA	Housing and Mortgage Finance Agency
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
TTFA	Transportation Trust Fund Authority

11

INVESTMENT PORTFOLIO
July 31, 2004 (unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)
Municipal Securities - 96.7%

New York - 92.8%

Albany, GO 4.250%, Insured: FSA	11/01/06	760,000	795,735
Hempstead Town New York IDA Resource Recovery American Ref-Fuel Co. Project 5.000%,	12/01/10	1,500,000	1,584,345
Long Island Power Authority Electric Systems Revenue, Series A 5.000%,	06/01/09	2,000,000	2,141,780
Long Island Power Authority Electric Systems Revenue, Series A Pre-refunded Escrowed to Maturity 5.500%, Insured: FSA	12/01/13	2,000,000	2,280,540
Long Island Power Authority Electric Systems Revenue, Series C 5.500%,	09/01/21	1,000,000	1,060,840
Metropolitan Transportation Authority Dedicated Tax Fund, Series A Pre-refunded 10/01/10 5.500%, Insured: MBIA	04/01/16	1,000,000	1,126,600
Metropolitan Transportation Authority Dedicated Tax Fund, Series A 5.250%, Insured: FGIC	11/15/18	800,000	888,616
Metropolitan Transportation Authority Dedicated Tax Fund, Series A Pre-refunded 10/01/15 5.000%, Insured: FGIC	04/01/23	2,000,000	2,186,180
Metropolitan Transportation Authority Transportation Facilities, Series A Pre-refunded 07/01/09 6.000%,	07/01/19	2,000,000	2,281,300
Monroe County, Public Improvement GO, Un-refunded 6.100%, Insured: MBIA	03/01/09	15,000	15,134

See Notes to Investment Portfolio.

1

Monroe County, Public Improvement GO, Un-refunded 6.000%, Insured: MBIA-IBC	03/01/16	1,210,000	1,419,076
Monroe Woodbury Central School District GO, 5.630%, Insured: MBIA State Aid Withholding	05/15/18	1,000,000	1,085,380
Municipal Assistance Corp. for New York City, Series I 6.250%,	07/01/06	2,000,000	2,161,200
Municipal Assistance Corp. for New York City, Series L 6.000%,	07/01/08	1,500,000	1,681,710
New York City, Capital Appreciation Series F, GO (a) Insured: MBIA-IBC	08/01/08	2,060,000	1,826,375
New York City, Capital Appreciation Series G, GO (a) Insured: MBIA-IBC	08/01/08	2,500,000	2,216,475
New York City, Series B, GO 5.250%,	08/01/15	2,000,000	2,146,420
New York City, Series G, GO 5.000%,	08/01/09	1,000,000	1,076,370
New York City, Series I, GO Pre-refunded 04/15/07 6.000%,	04/15/09	275,000	304,326
New York City, Series I, GO 6.000%,	04/15/09	725,000	787,763
New York City, Series J, GO 5.500%,	06/01/16	1,250,000	1,352,537
New York City, Health & Hospital Corp. Series A, 5.000%, Insured: Ambac	02/15/11	2,000,000	2,168,900
New York City IDA Civic Facility Trinity Episcopal School Corp. Project 5.250%, Insured: MBIA	06/15/17	1,000,000	1,073,590
New York City IDA Civic Facility United Jewish Appeal Federal Project 5.000%,	07/01/27	625,000	627,400
New York City MWFA Water & Sewer System, Series B 5.000%,	06/15/05	1,750,000	1,802,325
New York City MWFA Water & Sewer System, Series B Pre-refunded 06/15/06 5.750%, Insured: MBIA	06/15/26	265,000	286,396

See Notes to Investment Portfolio.

2

New York City MWFA Water & Sewer System, Series B Pre-refunded Escrowed to Maturity 5.750%, Insured: MBIA	06/15/26		485,000	520,512
New York City MWFA Water & Sewer System, Series C 5.000%, Insured: FGIC	06/15/21		1,725,000	1,768,522
New York City Transitional Finance Authority, Series C Pre-refunded 05/01/10 5.500%,	11/01/29		3,000,000	3,388,650
New York City Trust For Cultural Resources, American Museum of Natural History, Class A 5.600%, Insured: MBIA	04/01/18		2,000,000	2,160,760
New York State, Series A, GO 6.500%,	07/15/06		2,000,000	2,167,500
New York State Dormitory Authority Series B 5.250%, Insured: Ambac	11/15/26	(b)	1,500,000	1,629,075
New York State Dormitory Authority 4201 Schools Program 6.250%,	07/01/20		1,685,000	1,912,542
New York State Dormitory Authority Brooklyn Law School, Series A 5.250%, Insured: Radian Guaranty, Inc.	07/01/10		500,000	545,565
New York State Dormitory Authority City University System Consolidated 2nd Generation, Series A 6.130%, Insured: Ambac	07/01/13		2,000,000	2,296,920
New York State Dormitory Authority City University System Consolidated 3rd Generation, Series 1 5.250%,	07/01/11		1,000,000	1,091,280
New York State Dormitory Authority City University System, Consolidated 4th Generation, Series A 5.500%, Insured: FGIC	07/01/16		2,280,000	2,473,390
New York State Dormitory Authority Columbia University, Series B 5.380%,	07/01/15		1,000,000	1,101,060
New York State Dormitory Authority Court Facilities, Series A 5.250%,	05/15/11		1,500,000	1,628,385
New York State Dormitory Authority Fordham University 5.000%, Insured: FGIC	07/01/07		890,000	954,587

See Notes to Investment Portfolio.

3

New York State Dormitory Authority Long Island Jewish Medical Center 5.000%,	05/01/11	820,000	865,420
New York State Dormitory Authority Mount Sinai School of Medicine, Series B 5.700%, Insured: MBIA	07/01/11	1,175,000	1,300,184
New York State Dormitory Authority New York Methodist Hospital 5.250%,	07/01/24	1,000,000	1,013,850
New York State Dormitory Authority New York University, Series 1 5.500%, Insured: Ambac	07/01/15	1,205,000	1,357,915
New York State Dormitory Authority New York University, Series 2 5.500%, Insured: Ambac	07/01/21	900,000	975,654
New York State Dormitory Authority New York University, Series A 6.000%, Insured: MBIA	07/01/17	2,475,000	2,926,514
New York State Dormitory Authority New York University, Series A 5.750%, Insured: MBIA	07/01/20	2,000,000	2,329,200
New York State Dormitory Authority Sloan Center, Capital Appreciation, Series 1 (a) Insured: MBIA	07/01/25	3,750,000	1,310,325
New York State Dormitory Authority State University ADL Facilities, Series C 5.750%, Insured: FSA	05/15/17	1,250,000	1,445,525
New York State Dormitory Authority State University Dormitory Facilities Pre-refunded 07/01/12 5.380%,	07/01/19	1,130,000	1,270,832
New York State Dormitory Authority State University Dormitory Facilities, Series A Pre-refunded 07/01/10 6.000%,	07/01/30	1,000,000	1,159,920
New York State Dormitory Authority State University Educational Facilities, Series A 5.250%,	05/15/15	2,000,000	2,171,980
New York State Dormitory Authority White Plains Hospital 4.625%, Insured: FHA	02/15/18	635,000	647,516
New York State EFC, PCR State Water New York City Municipal Water Pre-refunded Escrowed to Maturity 5.750%, Insured: POL CTL-SRF	06/15/12	600,000	690,810
New York State EFC, PCR State Water New York City Municipal Water Pre-refunded Escrowed to Maturity 5.750%, Insured: POL CTL-SRF	06/15/12	1,215,000	1,398,890

See Notes to Investment Portfolio.

4

New York State EFC, PCR State Water New York City Municipal Water Un-refunded 5.750%, Insured: POL CTL-SRF	06/15/12	185,000	211,579
New York State HFA Multi-Family Mortgage Housing, Series A 6.950%, Insured: FHA	08/15/12	265,000	265,451
New York State HFA Service Contract Revenue, Series K 5.000%,	03/15/10	1,485,000	1,603,770
New York State Local Government Assistance Corp., Subordinated Lien, Series A-2 5.000%,	04/01/09	1,000,000	1,082,870
New York State Local Government Assistance Corp., Series E 6.000%,	04/01/14	3,540,000	4,090,010
New York State Mortgage Agency Homeowner Mortgage, Series 96 5.200%,	10/01/14	630,000	653,058
New York State Power Authority Series A 5.000%,	11/15/07	2,000,000	2,153,560
New York State Thruway Authority Highway & Bridge Trust Fund, Series B-1 5.500%, Insured: FGIC	04/01/10	1,535,000	1,711,172
New York State Thruway Authority Highway & Bridge Trust Fund, Series B-1 5.750%, Insured: FGIC	04/01/16	2,000,000	2,241,520
New York State Thruway Authority Service Contract, Local Highway & Bridge 5.250%,	04/01/09	1,500,000	1,630,965
New York State Thruway Authority Service Contract, Local Highway & Bridge 5.250%,	04/01/11	2,000,000	2,197,120

See Notes to Investment Portfolio.

5

New York State Thruway Authority Second General Highway & Bridge Series A 5.250%, Insured: MBIA	04/01/17		1,750,000	1,894,165
New York State Urban Development Correctional & Youth Facilities Service, Series A 5.000%,	01/01/17		2,000,000	2,126,140
New York State Urban Development Correctional & Youth Facilities Service, Series A 4.000%,	01/01/28		2,000,000	2,051,300
Onondaga County, GO Economically Defeased 5.880%,	02/15/10	(c)	285,000	324,359
Onondaga County, GO Un-refunded 5.880%,	02/15/10		215,000	243,675
Orleans County, GO 6.500%,	09/15/08		100,000	113,851
Red Hook Central School District, GO 5.130%, Insured: FSA State Aid Withholding	06/15/17		890,000	948,357
Rensselaer County, Series A, GO 5.250%, Insured: Ambac	06/01/11		545,000	603,141
Triborough Bridge & Tunnel Authority General Purpose, Series B 5.000%,	11/15/09		2,000,000	2,175,900
Triborough Bridge & Tunnel Authority General Purpose, Series B Pre-refunded 01/01/22 5.500%,	01/01/30		2,000,000	2,245,360
Triborough Bridge & Tunnel Authority General Purpose, Series X Pre-refunded Escrowed to Maturity 6.630%,	01/01/12		300,000	356,451
Triborough Bridge & Tunnel Authority General Purpose, Series Y Pre-refunded Escrowed to Maturity 6.000%,	01/01/12		750,000	854,400
Triborough Bridge & Tunnel Authority General Purpose, Series Y Pre-refunded Escrowed to Maturity 5.500%,	01/01/17		2,000,000	2,254,700
New York Total				114,913,470

Pennsylvania - 0.8%

Elizabeth Forward School District Capital Appreciation, Series B, GO Pre-refunded Escrowed to Maturity (a) Insured: MBIA State Aid Withholding	09/01/20		2,210,000	997,019
Pennsylvania Total				997,019

See Notes to Investment Portfolio.

6

Puerto Rico - 3.1%

Childrens Trust Fund Tobacco Settlement 5.000%,	05/15/08		1,000,000	1,017,880
Puerto Rico Commonwealth Series A, GO 5.000%,	07/01/30	(b)	1,000,000	1,063,780
Puerto Rico Electric Power Authority Series BB 6.000%, Insured: MBIA	07/01/12		1,000,000	1,168,570
Puerto Rico Electric Power Authority Series NN 5.250%, Insured: MBIA	07/01/19		500,000	555,980
Puerto Rico Total				3,806,210

TOTAL MUNICIPAL SECURITIES (Cost of $113,553,975)				119,716,699

Short-Term Obligations - 2.6%

VARIABLE RATE DEMAND NOTES (d) - 2.6%

New York City MWFA Water & Sewer System, Series G 1.080%, Insured: FGIC	06/15/24		1,100,000	1,100,000
New York City, Series A-4, GO 1.090%, Insured: Morgan Guaranty Trust	08/01/22		300,000	300,000
New York City, Series A-7, GO 1.080%, Insured: Morgan Guaranty Trust	08/01/20		1,300,000	1,300,000
New York City, Series A-7, GO 1.080%, Insured: Morgan Guaranty Trust	08/01/21		500,000	500,000
Variable Rate Demand Notes Total				3,200,000
TOTAL SHORT-TERM OBLIGATIONS (Cost of $3,200,000)				3,200,000

Total Investments - 99.3% (Cost of $116,753,975) (e)				122,916,699

Other Assets & Liabilities, Net - 0.7%				938,410

Net Assets - 100.0%				123,855,109

See Notes to Investment Portfolio.

Notes to Investment Portfolio:

(a)                                  Zero coupon bond.

(b)                                 Variable rate security. The interest rate shown reflects the rate as of July 31, 2004.

(c)                                  The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2001, the market value of scurities pledged amounted to $107,670.

(d)                                 Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(e)                                  Cost for federal income tax purposes is $116,714,200.

At July 31, 2004, the Fund held the following open short futures contracts:

7

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$7,528,875	$7,508,314	Sept.-2004	$(20,562.00)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	19.7%
Financial Guaranty Insurance Corp.	10.8
Ambac Assurance Corp.	7.3
Financial Security Assurance, Inc.	4.5
State Water Pollution Control Revolving Fund	1.9
Morgan Guaranty Trust	1.7
Federal Housing Administration	0.7
Radian Asset Assurance, Inc.	0.4
47.0%

ACRONYM	Name
Ambac	American Municipal Bond Assurance Corp.
EFC	Environmental Facilities Corp.
FGIC	Federal Guaranty Insurance Corp.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Co.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Agency
MBIA	Municipal Bond Insurance Association
MBIA - IBC	MBIA Insured Bond Certificate
MWFA	Municipal Water Finance Authority
PCR	Pollution Control Revenue
POL CTL-SRF	State Water Pollution Control Revolving Fund

8

INVESTMENT PORTFOLIO

Columbia Pennsylvania Intermediate Municipal Bond Fund

July 31, 2004 (Unaudited)

		Par ($)	Value ($)

Municipal Securities - 97.1%
Pennsylvania - 93.8%
Allegheny County, Series C-49, GO 5.000%, Insured: MBIA	04/01/08	500,000	538,995
Central York School District, GO 5.000%, Insured: FGIC State Aid Withholding	06/01/10	500,000	545,045
Chambersburg Area School District, GO 5.000%, Insured: FSA State Aid Withholding	06/15/12	300,000	324,321
Chester County, GO 5.000%,	06/15/15	500,000	527,010
Delaware County Authority Revenue Dunwoody Village, Inc., Series A 5.000%,	04/01/09	500,000	528,055
Delaware County, GO 5.125%,	10/01/16	500,000	531,420
Delaware River Joint Toll Bridge Common PA Bridge Revenue 5.250%,	07/01/11	500,000	547,875
Ephrata Area School District Series A, GO 5.000%, Insured: FGIC State Aid Withholding	04/15/14	750,000	800,467
Harrisburg Authority Revenue Pooled Building Program, Series II Pre-refunded 09/15/07 5.600%, Insured: MBIA	09/15/11	500,000	547,470
Lancaster County, Higher Education Authority Franklin & Marshall College, Series A 5.000%,	04/15/10	500,000	539,980
Lancaster County, Sewer Authority Revenue 5.000%, Insured: MBIA	04/01/16	500,000	533,950
North Allegheny School District 5.500%, Insured: FGIC State Aid Withholding	11/01/08	1,000,000	1,104,240
Northampton County, GO 5.000%,	08/15/16	1,000,000	1,052,730
Norwin School District, Series B, GO 5.000%, Insured: MBIA State Aid Withholding	04/01/13	575,000	616,877
Oxford Area School District, Series A, GO 5.250%, Insured: FGIC State Aid Withholding	02/15/11	500,000	551,835

See Notes to Investment Portfolio.

1

Pennsylvania State, GO 5.125%, Insured: Ambac	09/15/07	500,000	538,720
Pennsylvania State, GO 5.500%,	02/01/15	500,000	563,350
Pennsylvania State HEFA College and University Revenue College of Pharmacy & Science 5.000%, Insured: MBIA	11/01/07	500,000	523,900
Pennsylvania State HEFA Series T 5.000%, Insured: Ambac	06/15/12	750,000	810,803
Pennsylvania State HEFA Widener University 5.000%,	07/15/10	500,000	531,060
Pennsylvania State Finance Authority Revenue, Penn Hills Project, Series A 5.500%, Insured: FGIC	12/01/22	1,000,000	1,079,550
Pennsylvania State IDA Economic Development 5.250%, Insured: Ambac	07/01/11	1,000,000	1,106,040
Pennsylvania State, Second Series, GO 5.000%,	10/15/15	1,000,000	1,059,850
Pennsylvania State Turnpike Commission Turnpike Revenue, Series S 5.000%, Insured: FGIC	06/01/11	500,000	545,860
Pennsylvania State University 5.250%,	08/15/11	1,000,000	1,103,640
Philadelphia School District, Series A, GO Pre-refunded 02/01/12 5.500%, Insured: FSA State Aid Withholding	02/01/15	1,000,000	1,124,090
Philadelphia School District, Series D, GO 5.000%, Insured: FGIC State Aid Withholding	06/01/15	250,000	268,050
Philadelphia, Series A, GO 5.250%, Insured: XL Capital Assurance	02/15/15	315,000	338,527
Philadelphia Water & Waste Water Revenue 5.625%, Insured MBIA-IBC	06/15/09	1,000,000	1,113,150
Pittsburgh & Allegheny County Public Auditorium Hotel Room 5.250%, Insured: Ambac	02/01/12	500,000	545,650
Pittsburgh School District, GO 5.500%, Insured: FSA	09/01/12	500,000	559,530

See Notes to Investment Portfolio.

2

Upper Saint Clair Township School District, GO 5.375%, Insured: FSA State Aid Withholding	07/15/13		1,000,000	1,106,840
Warwick School District Lancaster County, GO 5.250%, Insured: FGIC State Aid Withholding	02/15/12		750,000	824,348
Pennsylvania Total				23,033,228

Puerto Rico - 3.3%
Puerto Rico Commonwealth Series C, GO 5.000%, Insured: MBIA	07/01/28	(a)	500,000	537,855
Puerto Rico Public Financial Corp. 5.250%, Insured: Ambac	08/01/30	(a)	240,000	261,667
Puerto Rico Total				799,522

TOTAL MUNICIPAL SECURITIES
(Cost of $22,664,224)				23,832,750

	Shares
Investment Companies - 1.0%

Dreyfus Tax-Exempt Cash Management Fund	112,975	112,975
Federated Pennsylvania Municipal Cash Trust	134,207	134,207
Total Investment Companies (Cost of $247,182)		247,182

Short-Term Obligation - 0.8%

		Par ($)
VARIABLE RATE DEMAND NOTES (b) - 0.8%

Illinois Health Facility Authority Revenue, OSF Healthcare System 1.150%,	11/15/27	100,000	100,000
Indiana Health Facility Authority Revenue, Fayette Memorial Hospital 1.110%,	10/01/32	100,000	100,000
Variable Rate Demand Note Total			200,000
TOTAL SHORT-TERM OBLIGATION
(Cost $200,000)			200,000

Total Investments - 98.9% (Cost of $23,111,406) (c)			24,279,932

Other Assets & Liabilities, Net - 1.1%			260,989

Net Assets - 100.0%			$24,540,921

See Notes to Investment Portfolio.

3

Notes to Investment Portfolio:

(a)   Variable rate security.  The interest rate shown reflects the rate as of July 31, 2004

(b)   Variable rate demand notes.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2004.

(c)   Cost for federal income tax purposes is $23,095,134.

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
Financial Guaranty Insurance Corp.	23.6
MBIA Insurance Corp.	21.5
Financial Security Assurance, Inc.	12.8
Ambac Assurance Corp.	10.1
XL Capital Assurance	1.4
69.4

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
FGIC	Federal Guaranty Insurance Corp.
FSA	Federal Security Assurance Co.
GO	General Obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates

See notes to financial statements.

4

Columbia Rhode Island Intermediate Municipal Bond Fund

INVESTMENT PORTFOLIO

July 31, 2004 (unaudited)

			Par ($)	Value ($)

Municipal Securities - 97.2%

Alaska - 1.3%
North Slope Boro Capital
Appreciation, Series B, GO
(a)	06/30/09
Insured: MBIA			2,000,000	1,680,640
Alaska Total				1,680,640

Illinois - 1.3%
Will County, Community Unit
School District, Series B
(a)	11/01/10
Insured: FSA			2,000,000	1,576,180
Illinois Total				1,576,180

Puerto Rico - 5.9%
Puerto Rico Commonwealth
Capital Appreciation, GO
(a)	07/01/14
Insured: MBIA-IBC			3,500,000	2,321,480
Puerto Rico Commonwealth, GO
6.000%,	7/1/2016	(b)
Insured: MBIA			250,000	295,723
Puerto Rico Commonwealth
Special Tax Revenue, Infrastructure
Finance Authority, Series A
5.000%,	07/01/16
Insured: Ambac			500,000	531,400
Puerto Rico Electric Power Authority
Revenue, Series EE
5.250%,	07/01/15
Insured: MBIA			500,000	545,585
Puerto Rico Electric Power Authority
Revenue, Series NN
5.250%,	07/01/19
Insured: MBIA			750,000	833,970
Puerto Rico Industrial Tourist, Educational
Medical & Environmental Control
Facilities Inter-American University
Series A
5.250%,	10/01/12
Insured: MBIA			360,000	396,400
Puerto Rico Industrial Tourist, Educational Medical & Environmental Control Facilities

Inter-American University, Series A
5.375%,	10/01/13
Insured: MBIA		1,550,000		1,714,734

See Notes to Investment Portfolio.

1

Puerto Rico Industrial Tourist Educational
Medical & Environmental Control Facilities
Inter-American University, Series A
5.500%,	10/01/14
Insured: MBIA		350,000	390,061
Puerto Rico Municipal Finance Agency
Series A, GO
5.500%,	07/01/17
Insured: FSA		315,000	342,569
Puerto Rico Total			7,371,922

Rhode Island - 87.7%
Bristol County Water Authority Revenue
Series A, GO
5.200%,	12/01/14
Insured: MBIA		1,000,000	1,064,010
Bristol County Water Authority Revenue
Series A, GO
5.000%,	07/01/16
Insured: MBIA		500,000	526,155
Burrillville, GO
5.850%,	05/01/14
Insured: FGIC		200,000	210,204
Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility, Series A
5.250%,	01/15/13
Insured: Radian Guaranty, Inc.		1,505,000	1,582,267
Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility, Series A
5.375%,	01/15/18
Insured: Radian Guaranty, Inc.		1,000,000	1,050,420
Coventry, GO
5.000%,	06/15/21
Insured: Ambac		750,000	785,475
Coventry, GO
5.000%,	06/15/22
Insured: Ambac		750,000	781,402
Exeter West Greenwich Regional
School District, GO
5.400%,	11/15/10
Insured: MBIA		1,000,000	1,090,240
Johnston, GO
5.250%,	06/01/19
Insured: XL Capital Assurance		525,000	555,130
Johnston, GO
5.250%,	06/01/20
Insured: XL Capital Assurance		555,000	586,396
Kent County Water Authority, Series A
5.000%,	07/15/15
Insured: MBIA		750,000	798,045
Kent County Water Authority, Series A
5.000%,	07/15/16
Insured: MBIA		1,265,000	1,338,104

		See Notes to Investment Portfolio.

2

North Kingstown, GO
5.600%,	10/01/16
Insured: FGIC		995,000	1,101,783
North Kingstown, GO
5.750%,	10/01/19
Insured: FGIC		500,000	558,440
North Providence School Improvement
Bonds, Series A
Pre-refunded 07/01/07
6.000%,	07/01/12
Insured: MBIA		1,100,000	1,232,836
North Providence School Improvement
Bonds, Series A
Pre-refunded 07/01/07
6.050%,	07/01/13
Insured: MBIA		500,000	561,080
Pawtucket, GO
5.000%,	04/15/06
Insured: Ambac		2,535,000	2,663,955
Pawtucket, GO
5.000%,	04/15/09
Insured: Ambac		500,000	543,010
Providence, GO
5.100%,	01/15/06
Insured: FSA		1,085,000	1,134,042
Providence, GO
5.450%,	01/15/10
Insured: FSA		500,000	538,495
Providence, Series A, GO
6.000%,	07/15/09
Insured: FSA		1,000,000	1,104,620
Providence, Series A, GO
5.700%,	07/15/12
Insured: FSA		1,825,000	2,000,218
Providence, Series C, GO
5.500%,	01/15/13
Insured: FGIC		1,890,000	2,117,197
Providence Housing Development Corp.
Mortgage Revenue, Section 8
Barbara Jordan Apartments, Series A
6.500%,	07/01/09
Insured: MBIA/FHA		205,000	209,428
Providence Public Building Authority
School & Public Facilities Project
Series A
5.000%,	12/15/07
Insured: FSA		1,000,000	1,075,400
Providence Public Building Authority
School & Public Facilities Project
Series A
5.375%,	12/15/11
Insured: Ambac		2,035,000	2,241,430

See Notes to Investment Portfolio.

3

Providence Public Building Authority
School & Public Facilities Project
Series A
5.125%,	12/15/14
Insured: Ambac		500,000	540,735
Providence Public Building Authority
School & Public Facilities Project
Series A
5.250%,	12/15/14
Insured: FSA		1,500,000	1,637,880
Providence Public Building Authority
Series A
5.250%,	02/01/10
Insured: Ambac		1,000,000	1,084,090
Providence Public Building Authority
Series A
5.400%,	12/15/11
Insured: FSA		500,000	544,670
Rhode Island Clean Water Protection
Finance Agency, PCR, Series A
5.250%,	10/01/16
Insured: Ambac		500,000	538,820
Rhode Island Clean Water Protection
Finance Agency, Safe Drinking Water
Providence, Series A
5.000%,	10/01/18	1,000,000	1,059,650
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
6.400%,	08/01/06
Insured: FSA/ MBIA-IBC		4,600,000	4,999,786
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
6.500%,	08/01/07
Insured: FSA		500,000	559,250
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
5.875%,	08/01/11
Insured: MBIA		2,500,000	2,872,800
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
5.750%,	08/01/14
Insured: FSA		1,000,000	1,153,810
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
5.750%,	08/01/14
Insured: FSA		2,105,000	2,410,309
Rhode Island Depositors Economic
Protection Corp., SP OB, Series A
Pre-refunded Escrowed to Maturity
5.750%,	08/01/21
Insured: FSA		2,165,000	2,492,586

See Notes to Investment Portfolio.

4

Rhode Island Depositors Economic
Protection Corp., SP OB, Series B
Pre-refunded Escrowed to Maturity
5.800%,	08/01/12
Insured: MBIA		1,000,000	1,150,820
Rhode Island Depositors Economic
Protection Corp., SP OB, Series B
Pre-refunded 02/01/11
5.250%,	08/01/21
Insured: MBIA		250,000	276,257
Rhode Island State and Providence
Plantations Consolidated Capital
Development Loan, Series C, GO
5.250%,	11/01/08
Insured: MBIA		2,000,000	2,189,460
Rhode Island State and Providence
Plantations Consolidated Capital
Development Loan, Series C, GO
5.000%,	09/01/11	3,000,000	3,283,500
Rhode Island State and Providence
Plantations, COP, Central Power Plants
Project C
5.375%,	10/01/20
Insured: MBIA		1,000,000	1,076,970
Rhode Island State Consolidated
Capital Development Loan
Series A, GO
5.250%,	09/01/08	2,580,000	2,826,158
Rhode Island State Consolidated Capital
Development Loan, Series A, GO
5.250%,	07/15/10
Insured: FGIC		1,000,000	1,090,660
Rhode Island State Consolidated Capital
Development Loan, Series A, GO
5.200%,	09/01/11
Insured: FGIC		1,250,000	1,361,588
Rhode Island State Consolidated Capital
Development Loan, Series A, GO
Pre-refunded 09/01/09
5.500%,	09/01/15
Insured: FGIC		3,240,000	3,641,663
Rhode Island State Consolidated Capital
Development Loan, Series A, GO
5.000%,	09/01/16
Insured: FGIC		1,000,000	1,052,860
Rhode Island State EDC Airport
Series B
5.000%,	07/01/15
Insured: FSA		1,620,000	1,715,045
Rhode Island State EDC Airport
Series B
5.000%,	07/01/18
Insured: FSA		500,000	521,420

See Notes to Investment Portfolio.

5

Rhode Island State EDC Airport
Series B
5.000%,	07/01/23
Insured: FSA		685,000	696,193
Rhode Island State EDC
University of Rhode Island, Steam
Department Transportation Authority
5.250%,	06/15/11
Insured: FSA		1,000,000	1,105,750
Rhode Island State EDC
University of Rhode Island, Steam
Department Transportation Authority
5.000%,	06/15/14
Insured: FSA		2,225,000	2,399,240
Rhode Island State EDC
University of Rhode Island
Steam Generation Facility Project
5.000%,	11/01/19
Insured: FSA		750,000	777,562
Rhode Island State HEBC
Higher Education Facility
5.000%,	09/15/13
Insured: Ambac		1,040,000	1,124,843
Rhode Island State HEBC
Higher Education Facility
Brown University
5.000%,	09/01/15	1,000,000	1,055,750
Rhode Island State HEBC Higher Education
Facility, Johnson & Wales
5.250%,	04/01/16
Insured: XL Capital Assurance		1,485,000	1,598,350
Rhode Island State HEBC Higher Education
Facility, Johnson & Wales
5.500%,	04/01/17
Insured: MBIA		1,000,000	1,120,380
Rhode Island State HEBC Higher Education
Facility, Johnson & Wales
5.500%,	04/01/18
Insured: MBIA		1,420,000	1,593,084
Rhode Island State HEBC Higher Education
Facility, New England Institute
5.900%,	03/01/10
Insured: Connie Lee		400,000	413,488
Rhode Island State HEBC Higher Education
Facility, New England Institute
6.000%,	03/01/15
Insured: Connie Lee		475,000	490,571
Rhode Island State HEBC Higher Education
Facility, Providence College, Series A
5.000%,	11/01/24
Insured: XL Capital Assurance		2,500,000	2,516,375

See Notes to Investment Portfolio.

6

Rhode Island State HEBC
Higher Education Facility
Rhode Island School of Design
Pre-refunded 06/01/06
5.625%,	06/01/16
Insured: MBIA		500,000	542,935
Rhode Island State HEBC
Higher Education Facility
Roger Williams
5.125%,	11/15/14
Insured: Ambac		1,000,000	1,080,930
Rhode Island State HEBC
Higher Education Facility
Roger Williams
5.250%,	11/15/16
Insured: Connie Lee		1,000,000	1,073,040
Rhode Island State HEBC
Higher Education Facility
Roger Williams
5.000%,	11/15/18
Insured: Ambac		1,000,000	1,043,630
Rhode Island State HEBC
Higher Education Facility
University of Rhode Island, Series B
5.500%,	09/15/20
Insured: Ambac		2,000,000	2,172,260
Rhode Island State HEBC
Higher Education Facility
University of Rhode Island, Series B
5.700%,	09/15/30
Insured: Ambac		2,250,000	2,402,235
Rhode Island State HEBC
Higher Education Facility
Rhode Island School of Design, Series D
5.500%,	08/15/16
Insured: XL Capital Assurance		1,340,000	1,487,293
Rhode Island State HEBC
Higher Education Facility
Rhode Island School of Design, Series D
5.500%,	08/15/17
Insured: XL Capital Assurance		1,345,000	1,485,862
Rhode Island State HEBC
Hospital Fing, Lifespan Obligation Group
6.375%,	08/15/21	1,500,000	1,567,875
Rhode Island State HMFC
Homeownership Opportunity, Series 19-A
5.700%,	04/01/15	2,000,000	2,078,800
Rhode Island State HMFC
Homeownership Opportunity, Series 22-A
5.550%,	04/01/17	1,000,000	1,051,040
Rhode Island State HMFC
Homeownership Opportunity, Series 40-B
3.250%,	08/11/05	1,000,000	1,015,900

See Notes to Investment Portfolio.

7

Rhode Island State HMFC
Multi-Family Housing, Series A
5.550%,	07/01/05
Insured: Ambac/FHA		660,000	678,051
Rhode Island State HMFC
Multi-Family Housing, Series A
5.600%,	07/01/10
Insured: Ambac		500,000	530,170
Rhode Island State HMFC
Multi-Family Housing, Series A
6.150%,	07/01/17
Insured: Ambac/ FHA		380,000	391,643
Smithfield, Lease Partner Certificates
Wastewater Treatment Facility Lien
5.000%,	11/15/10
Insured: MBIA		770,000	841,179
Smithfield, Lease Partner Certificates
Wastewater Treatment Facility Lien
5.000%,	11/15/11
Insured: MBIA		810,000	883,904
Smithfield, Lease Partner Certificates
Wastewater Treatment Facility Lien
5.000%,	11/15/12
Insured: MBIA		855,000	932,617
South Kingstown, GO
4.000%,	06/01/09	570,000	595,200
South Kingstown, GO
6.250%,	06/15/19
Insured: FGIC		500,000	576,500
South Kingstown, Series B, GO
5.500%,	06/15/10
Insured: FSA		100,000	107,960
Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset-Backed
Series A
6.000%,	06/01/23	1,500,000	1,358,700
Warwick, GO
4.000%,	06/15/10
Insured: FGIC		625,000	648,681
Warwick, Series A, GO
5.000%,	03/01/15
Insured: FGIC		1,180,000	1,247,555
Warwick, Series A, GO
5.000%,	03/01/16
Insured: FGIC		1,205,000	1,276,770
Rhode Island Total			109,492,885

Washington - 0.6%
Seattle, Series A, GO
(a)	12/15/12	1,000,000	700,310
Washington Total			700,310

See Notes to Investment Portfolio.

8

Wisconsin - 0.4%
Milwaukee County, Series A, GO
5.700%,	09/01/15
Insured: FSA		500,000	552,545
Wisconsin Total			552,545
TOTAL MUNICIPAL SECURITIES
(Cost of $115,245,828)			121,374,482

		Shares
Investments Companies - 0.8%

Dreyfus Tax-Exempt Cash Mananagement Fund		931,302	931,302
TOTAL INVESTMENT COMPANIES
(Cost of $931,302)			931,302

Short-Term Obligation - 1.1%
		Par ($)
VARIABLE RATE DEMAND NOTES (c) - 1.1%
Illinois Health Facilities,
OSE Healthcare System
1.110%,	11/15/27	100,000	100,000
Missouri State Health & Educational Facilities,
Washington University , Series C.
1.100%,	09/01/30	400,000	400,000
New York City Municipal Water Financial,
Authorized Water & Sewer System
1.150%,	06/15/24
Insured: FGIC		900,000	900,000
TOTAL VARIABLE RATE DEMAND NOTES
(Cost of $1,400,000)			1,400,000

Total Investments - 99.1%
(Cost of $117,577,130) (d)			123,705,784

Other Assets & Liabilities, Net - 0.9%			1,170,287

Net Assets - 100.0%			$124,876,071

Notes to Investment Portfolio:

(a)     Zero coupon bond.

(b)    The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2001, the market value of scurities pledged amounted to $112,375.

(c)     Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflects the rates as of July 31, 2004.

(d)    Cost for federal income tax purposes is $117,533,824

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$7,639,594	$7,618,730	Sept.-2004	$(20,864.00)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at July 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	27.1%
Financial Security Assurance, Inc.	19.8
Ambac Assurance Corp.	15.5
Financial Guaranty Insurance Corp.	12.8
XL Capital Assurance	6.7
Radian Asset Assurance, Inc.	2.1
Connie Lee	1.6
85.6%

9

Acronym	Name
Ambac	American Municipal Bond Assurance Corp.
Connie Lee	College Construction Loan Association
COP	Certificate of Participation
EDC	Economic Development Corp.
FGIC	Federal Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Security Assurance Co.
GO	General Obligation
HEBC	Health & Education Building Corp.
HMFC	Housing & Mortgage Finance Corp.
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificate
PCR	Pollution Control Revenue
SP OB	Special Obligation

10

Columbia California Tax-Exempt Fund

Investment Portfolio

July 31, 2004 (Unaudited)

				Par ($)	Value ($)
Municipal Bonds - 96.1%
EDUCATION - 4.0%
State Educational Facilities Authority:
Loyola Marymount University,
Series 2001,
	(a)	10/01/15		1,265,000	757,849
Pooled College & University Project:
Series 1997 B,
	6.300%	04/01/21		1,000,000	1,122,880
Series 2000 B,
	6.625%	06/01/20		1,000,000	1,089,740
Santa Clara University,
Series 1999:
	5.250%	09/01/17		1,000,000	1,108,040
	5.250%	09/01/20		1,340,000	1,481,718
Statewide Communities Development Authority:
Crossroads Schools of Arts & Sciences,
Series 1998,
	6.000%	08/01/28	(b)	1,850,000	1,896,749
San Francisco Art Institute,
Series 2002,
	7.375%	04/01/32		2,000,000	2,028,520
EDUCATION TOTAL					9,485,496

HEALTH CARE - 5.8%
Congregate Care Retirement - 2.7%
ABAG Finance Authority for Nonprofit Corps.,
Channing House,
Series 1999,
	5.375%	02/15/19		1,700,000	1,712,427
Riverside County Public Financing Authority,
Air Force Village West, Inc.,
Series 1999,
	5.750%	05/15/19		2,000,000	2,044,420
Statewide Communities Development Authority,
Eskaton Village - Grass Valley,
Series 2000,
	8.250%	11/15/31	(b)	2,500,000	2,729,150
Congregate Care Retirement Total					6,485,997

Hospitals - 3.1%
ABAG Finance Authority for Nonprofit Corps.,
San Diego Hospital Association:
Series 2001 A,
	6.125%	08/15/20		1,250,000	1,319,750
Series 2003 C,
	5.375%	03/01/21		1,000,000	1,000,170
Hi-Desert Memorial Health Care District,
Series 1998,
	5.500%	10/01/15		1,000,000	909,280
Riverside County Asset Leasing Corp.,
Riverside County Hospital Project,
Series 1997 B,
	5.700%	06/01/16		1,000,000	1,121,230

See notes to investment portfolio.

1

State Health Facilities Financing,
Stanford Hospital Clinics,
Series 2003 A,
	5.000%	11/15/12		500,000	528,915
Statewide Communities Development Authority,
Catholic Healthcare West,
Series 1999:
	4.950%	07/01/26	(c)	1,000,000	996,470
	6.500%	07/01/20		1,500,000	1,610,040
Hospitals Total					7,485,855
HEALTH CARE TOTAL					13,971,852

HOUSING - 2.6%
Assisted Living/Senior - 0.6%
ABAG Finance Authority for Nonprofit Corps.,
Eskaton Gold River Lodge,
Series 1998,
	6.375%	11/15/28		1,400,000	1,409,646
Assisted Living/Senior Total					1,409,646

Single Family - 2.0%
Southern California Home Financing
Authority, Series 1989 A, AMT,
	7.625%	10/01/22		40,000	40,025
State Housing Finance Agency,
Series 1997 A-1, AMT,
	5.950%	08/01/16		3,000,000	3,137,640
State Rural Home Mortgage Finance Authority:
Series 1995 B, AMT,
	7.750%	09/01/26		40,500	40,823
Series 1997 A-2, AMT,
	7.000%	09/01/29		630,000	638,669
Series 1998 B-5, AMT,
	6.350%	12/01/29		365,000	369,008
Series 2000 B, AMT,
	7.300%	06/01/31		325,000	341,936
Series 2000 D, AMT,
	7.100%	06/01/31		285,000	289,007
Stockton,
Series 1990 A,
	7.400%	08/01/05		5,000	5,015
Single Family Total					4,862,123
HOUSING TOTAL					6,271,769

OTHER - 10.6%
Other - 0.8%
Golden State Tobacco Securitization Corp.,
Series 2003 B,
	5.000%	06/01/12		1,800,000	1,879,308
Other Total					1,879,308

Refunded/Escrowed (d) - 9.8%
Central Unified School District,
Series 1993,
	(a)	03/01/18		20,065,000	10,519,478
Pomona,
Series 1990 B,
	7.500%	08/01/23		1,000,000	1,300,540
Riverside County,
Series 1989 A, AMT,
	7.800%	05/01/21		2,500,000	3,356,350

See notes to investment portfolio.

2

San Joaquin Hills Transportation,
Corridor Agency,
Series 1993,
(a)	01/01/20		15,400,000	7,256,480
Whisman School District,
Series 1996 A,
(a)	08/01/16		1,645,000	950,777
Refunded/Escrowed Total				23,383,625
OTHER TOTAL				25,262,933

OTHER REVENUE - 1.5%
Hotels - 1.5%
Sacramento City Financing Authority,
Sacramento Convention Center,
Series 1999 A,
6.250%	01/01/30		3,500,000	3,496,815
Hotels Total				3,496,815
OTHER REVENUE TOTAL				3,496,815

RESOURCE RECOVERY - 0.8%
Resource Rocovery - 0.8%
Sunnyvale Solid Waste,
Series 2003, AMT,
5.500%	10/01/15		1,695,000	1,826,363
Resource Recovery Total				1,826,363
RESOURCE RECOVERY TOTAL				1,826,363

TAX-BACKED - 61.3%
Local Appropriated - 11.8%
Alameda County,
Capital Projects,
Series 1989,
(a)	06/15/14		2,185,000	1,405,960
Anaheim Public Financing Authority,
Series 1997 C,
6.000%	09/01/14	(e)	3,500,000	4,086,600
Compton,
Civic Center Project,
Series 1997 A,
5.500%	09/01/15		3,000,000	3,081,390
Los Angeles County Public Works Financing
Authority,
J.F. Shea Co.,
Series 1996 A,
5.500%	10/01/18		2,895,000	3,253,575
Modesto,
Community Center Project,
Series 1993 A,
5.000%	11/01/23		2,235,000	2,342,369
Ridgecrest,
Civic Center Project,
Series 1999,
6.250%	03/01/26		1,500,000	1,579,695
Sacramento City Financing Authority,
Series 1993 A,
5.375%	11/01/14		1,100,000	1,230,240
Santa Ana Financing Authority,
Police Administration & Holding Facility,
Series 1994 A,
6.250%	07/01/18		6,035,000	7,229,628
Victor Elementary School District,
Series 1996,
6.450%	05/01/18		3,345,000	4,062,937
Local Appropriated Total				28,272,394

Local General Obligations - 18.4%
Cabrillo Unified School District,
Series 1996 A,
(a)	08/01/15		3,000,000	1,811,070

See notes to investment portfolio.

3

Central Valley School District
Financing Authority,
Series 1998 A,
	6.450%	02/01/18	1,000,000	1,202,420
Clovis Unified School District,
Series 2001 A,
	(a)	08/01/16	3,000,000	1,709,700
Corona-Norco Unified School District,
Series 2001 C,
	(a)	09/01/17	1,000,000	535,500
East Whittier City School District,
Series 1997 A,
	5.750%	08/01/17	1,675,000	1,910,237
Fillmore Unified School District,
Series 1997 A:
	(a)	07/01/11	950,000	725,230
	(a)	07/01/12	980,000	708,422
	(a)	07/01/17	650,000	350,857
Fresno Unified School District,
Series 2002 A,
	6.000%	02/01/19	2,480,000	2,934,410
Jefferson Union High School District,
Series 2000 A,
	6.450%	08/01/25	1,000,000	1,221,940
Las Virgenes Unified School District,
Series 1997 C,
	(a)	11/01/20	1,205,000	531,513
Los Angeles County Schools,
Regionalized Business Services Corp.,
Series 1999 A:
	(a)	08/01/16	1,945,000	1,095,541
	(a)	08/01/17	1,980,000	1,049,756
Los Angeles Unified School District:
Series 2002,
	5.750%	07/01/16	2,500,000	2,883,225
Series 2002 E,
	5.500%	07/01/17	2,000,000	2,210,800
Manhattan Beach Unified School District,
Series 2002 E,
	(a)	09/01/25	3,000,000	951,630
Modesto High School District,
Series 2002 A,
	(a)	08/01/16	1,500,000	854,850
Morgan Hill Unified School District,
Series 2002,
	(a)	08/01/21	2,010,000	842,492
New Haven Unified School District,
Series 2002,
	12.000%	08/01/17	1,565,000	2,704,304
Oxnard Union High School District,
Series 2001 A,
	5.650%	02/01/17	960,000	1,085,328
Pomona Unified School District,
Series 2001 A,
	5.900%	02/01/16	845,000	981,527
Redwood City Elementary School District,
Series 1997,
	(a)	08/01/18	2,385,000	1,205,904

See notes to investment portfolio.

4

Rocklin Unified School District:
Series 1995 C,
(a)	07/01/20	6,920,000	3,073,103
Series 2003,
(a)	08/01/17	2,000,000	1,075,280
San Juan Unified School District,
Series 2001,
(a)	08/01/15	2,760,000	1,666,184
San Marino Unified School District,
Series 1998 B,
5.000%	06/01/23	1,000,000	1,048,680
Sanger Unified School District,
Series 1999,
5.350%	08/01/15	1,500,000	1,656,945
Simi Valley Unified School District,
Series 1997,
5.250%	08/01/22	925,000	1,005,188
Union Elementary School District,
Series 1999 A,
(a)	09/01/19	1,750,000	828,555
Upland Unified School District,
Series 2001,
5.125%	08/01/25	750,000	769,853
West Contra Costa Unified School District,
Series 2001 A,
5.300%	02/01/16	1,275,000	1,412,968
West Covina Unified School District,
Series 2002 A,
5.250%	02/01/19	725,000	801,234
Yuba City Unified School District,
Series 2000,
(a)	09/01/20	2,385,000	1,060,872
Local General Obligations Total			43,905,518

Special Non-Property Tax - 3.9%
Oakdale Public Financing Authority,
Central City Redevelopment,
5.375%	06/01/33	1,500,000	1,441,515
San Diego Redevelopment Agency,
Series 2001,
(a)	09/01/20	3,630,000	1,597,019
PR Commonwealth of Puerto Rico:
Highway & Transportation Authority:
Series 1996 Y,
6.250%	07/01/12	3,000,000	3,554,820
Series 2002 E,
5.500%	07/01/14	2,000,000	2,276,080
Public Buildings Authority,
Series 2002 C,
5.500%	07/01/14	500,000	553,770
Special Non-Property Tax Total			9,423,204

Special Property Tax - 16.5%
Carson,
Series 1992,
7.375%	09/02/22	150,000	151,414
Cerritos Public Financing Authority,
Los Coyotes Redevelopment Project,
Series 1993 A,
6.500%	11/01/23	2,000,000	2,467,120

See notes to investment portfolio.

5

Costa Mesa Public Financing Authority,
Series 1991 A,
	7.100%	08/01/21	845,000	852,723
Elk Grove Unified School District,
Community Facilities District No.1,
Series 1995:
	(a)	12/01/18	2,720,000	1,349,365
	6.500%	12/01/24	4,055,000	4,985,622
Inglewood Redevelopment Agency,
Series 1998 A,
	5.250%	05/01/23	1,000,000	1,078,870
Los Angeles Community Redevelopment Agency,
Hollywood Redevelopment Project,
Series 1998 C,
	5.375%	07/01/18	1,665,000	1,849,099
Oakland Redevelopment Agency,
Central District Redevelopment Project,
Series 1992,
	5.500%	02/01/14	8,400,000	9,473,688
Orange County Community Facilities District,
Ladera Ranch:
Series 1999 A,
	6.700%	08/15/29	2,000,000	2,107,380
Series 2004 A,
	5.625%	08/15/34	850,000	849,371
Orange County Water District,
Series 2003 B,
	5.375%	08/15/18	515,000	556,906
Redwood City,
Community Facilities District No. 1,
Series 2003 B,
	5.950%	09/01/28	750,000	766,297
Riverside Public Financing Authority:
Series 1991 A,
	8.000%	02/01/18	55,000	55,408
Series 1997 A,
	5.250%	10/01/16	3,120,000	3,165,209
San Bernadino Joint Powers Financing
Authority, Central City Merged Project,
Series 1998 A,
	5.750%	07/01/14	985,000	1,128,879
San Clemente, Act of 1915,
Series 1999,
	6.050%	09/02/28	1,000,000	1,010,750
San Marcos Public Facilities Authority,
Series 1998,
	5.800%	09/01/18	1,500,000	1,559,415
Santa Margarita-Dana Point Authority,
Series 1994 B,
	7.250%	08/01/13	2,000,000	2,523,160
Santa Margarita Water District:
Series 1999,
	6.250%	09/01/29	2,500,000	2,557,700
Community Facilities District No. 99-1,
Series 2003,
	6.000%	09/01/30	1,000,000	1,000,500
Special Property Tax Total				39,488,876

See notes to investment portfolio.

6

State Appropriated - 3.8%
State Public Works Board,
Various State Prisons Projects,
Series 1993 A:
	5.000%	12/01/19	(e)	6,000,000	6,343,500
	5.250%	12/01/13		2,500,000	2,774,875
State Appropriated Total					9,118,375

State General Obligations - 6.9%
State of California:
Series 1990,
	10.000%	02/01/10		2,000,000	2,647,940
Series 1993,
	5.500%	04/01/12		2,770,000	3,109,962
Series 2003,
	5.250%	02/01/20		1,250,000	1,342,237
Series 2004:
	5.000%	02/01/33		1,000,000	969,000
	5.250%	04/01/34		1,500,000	1,504,170
PR Commonwealth of Puerto Rico:
Series 1995,
	5.650%	07/01/15		1,000,000	1,142,990
Series 1996,
	6.500%	07/01/14		2,000,000	2,441,800
Aqueduct & Sewer Authority,
Series 1995,
	6.250%	07/01/13		2,750,000	3,278,523
State General Obligations Total					16,436,622
TAX-BACKED TOTAL					146,644,989

TRANSPORTATION -0.4%
Air Transportation - 0.2%
Statewide Communities Development Authority,
United Airlines, Inc.,
Series 2001, AMT,
	6.250%	10/01/35	(f)	2,000,000	413,360
Air Transportation Total					413,360
Transportation - 0.2%
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue, Property A First Tier,
Series 2003 A,
	5.000%	07/01/12		500,000	548,570
Transportation Total					548,570
TRANSPORTATION TOTAL					961,930

UTILITY - 9.9%
Independent Power Producer - 0.4%
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities, AES Project,
Series 2000, AMT,
	6.625%	06/01/26		795,000	824,789
Independent Power Producer Total					824,789

Investor Owned - 1.3%
State Pollution Control Financing Authority,
San Diego Gas & Electric Co.,
Series 1996 A,	5.900%	06/01/14		2,650,000	3,062,499
Investor Owned Total					3,062,499

See notes to investment portfolio.

7

Municipal Electric - 2.9%
Redding Electric Systems Revenue,
Series 1992 A, IFRN,
	11.184%	07/01/22	(c)	750,000	1,009,305
Sacramento Municipal Utility District:
Series 1993 G,
	6.500%	09/01/13		1,500,000	1,773,120
Series 1997 K,
	5.700%	07/01/17		1,900,000	2,167,577
Turlock Irrigation District,
Series 1996 A,
	6.000%	01/01/12		500,000	577,510
PR Commonwealth of Puerto Rico Electric
Power Authority,
Series 1989 O,
	(a)	07/01/17		2,490,000	1,417,258
Municipal Electric Total					6,944,770

Water & Sewer - 4.5%
Big Bear Lake,
Series 1996,
	6.000%	04/01/15		1,350,000	1,555,672
Sacramento County Sanitation District,
Series 2001,
	5.500%	12/01/18		2,000,000	2,252,440
Santa Maria Water & Wastewater Revenue,
Series 1997 A,
	(a)	08/01/14		2,000,000	1,278,220
State Department of Water Resources:
Series 2001 W,
	5.500%	12/01/14		2,000,000	2,271,980
Statewide Communities Development Authority,
Series 2003 A,
	4.950%	12/01/12		2,000,000	2,059,060
West Kern County Water District,
Series 2001,
	5.625%	06/01/31		1,500,000	1,512,135
Water & Sewer Total					10,929,507
UTILITY TOTAL					21,761,565

Total Municipal Bonds
(Cost of $211,247,631)					226,186,897

Short-Term Obligations - 1.5%
INVESTMENT COMPANY - 0.5%
Dreyfus CA Tax-Exempt Money Market Fund,
				1,200,825	1,200,825
INVESTMENT COMPANY TOTAL					1,200,825

VARIABLE RATE DEMAND NOTES (g) - 1.0%
IL Health Facilities Authority,
OSF Healthcare System,
	1.110%	11/15/27		300,000	300,000
IL Quad Cities Regional Economic Development Authority,
Two Rivers YMCA,
	1.150%	12/01/31		500,000	500,000
MO State Health & Educational Facilities Authority,
Washington University, Series 1996 C,
	1.100%	09/01/30		700,000	700,000

See notes to investment portfolio.

8

NY New York City Municipal Water Finance Authority,
Series 1994 G,
1.080%	06/15/24	700,000	700,000
WY Uinta County Pollution Control,
Chevron U.S.A., Inc.,
1.100%	08/15/20	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			2,400,000

Total Short-Term Obligations
(Cost of $3,600,825)			3,600,825
Total Investments - 97.6%
(Cost of $214,848,456) (h)			233,284,537

Other Assets & Liabilities, Net - 2.4%			5,772,766

Net Assets - 100.0%			239,057,303

Notes to Investment Portfolio:

(a)   Zero coupon bond.

(b)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At July 31, 2004, the value of these securities represent 1.9% of net assets.

Additional information on these restricted securities is as follows:

Security		Acquisition Date	Acquisition Cost
Statewide Communities
Development Authority:
Crossroads Schools of Arts & Sciences,
Series 1998,
6.000%	08/01/28	08/21/98	$1,850,000
Eskaton Village - Grass Valley,
Series 2000,
8.250%	11/15/31	09/08/00	2,500,000
			$4,350,000

(c)   Variable rate security. The interest rate shown reflects the rate as of July 31, 2004.

(d)   The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)   The security or a portion of the security is pledged as collateral for open futures contracts.  At July 31, 2004, the total market value of securities pledged amounted to $603,237.

(f)    The issuer has filed for bankruptcy protection under Chapter 11.  Income is not being accrued.  As of July 31, 2004, the value of this security represents 0.2% of net assets.

(g)   Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(h)   Cost for federal income tax purposes is $214,771,464.

See notes to financial statements.

9

At July 31, 2004, the Fund held the following open long futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$7,307,437	$7,285,418	Sept - 2004	$(22,019)

Acronym	Name
ABAG	Association of Bay Area Government
AMT	Alternative Minimum Tax
IFRN	Inverse Floating Rate Note

See notes to financial statements.

10

Columbia Connecticut Tax-Exempt Fund

Investment Portfolio

July 31, 2004 (Unaudited)

			Par ($)	Value ($)
Municipal Bonds - 96.8%
EDUCATION - 17.9%
State Health & Educational Facilities Authority:
Brunswick School, Series 2003 B,
	5.000%	07/01/33	670,000	674,288
Connecticut College:
Series 2000 D1,
	5.750%	07/01/30	2,000,000	2,152,540
Series 2002 E,
	5.250%	07/01/22	400,000	424,844
Hopkins School, Series 1998 A,
	4.750%	07/01/23	1,385,000	1,393,462
Loomis Chaffee School, Series 2001 E,
	5.250%	07/01/21	1,765,000	1,852,297
St. Joseph College, Series 1999 A:
	5.250%	07/01/13	450,000	481,203
	5.250%	07/01/14	475,000	505,191
State University, Series 2003 E,
	5.000%	11/01/14	2,060,000	2,222,740
Trinity College:
Series 1998 F,
	5.500%	07/01/21	2,000,000	2,270,780
Series 2001 G,
	5.000%	07/01/21	1,000,000	1,041,610
University of Connecticut:
Series 2000 A,
	5.750%	11/15/29	2,000,000	2,294,360
Series 2002 A:
	5.250%	11/15/14	2,135,000	2,352,898
	5.250%	05/15/15	1,500,000	1,623,255
	5.250%	11/15/18	2,095,000	2,271,588
	5.375%	04/01/16	1,200,000	1,343,112
Series 2004 A,
	5.000%	01/15/16	2,000,000	2,148,020
University of Hartford, Series 2002,
	5.375%	07/01/15	1,875,000	2,008,050
Yale University: Series 2002 W,
	5.125%	07/01/27	2,000,000	2,027,480
Series 2003 X-1,
	5.000%	07/01/42	2,500,000	2,491,450
EDUCATION TOTAL				31,579,168

HEALTH CARE - 4.2%
Hospitals - 2.4%
State Health & Educational Facilities Authority:
Catholic Health East, Series 1999 F,
	5.750%	11/15/29	1,000,000	1,062,200
Danbury Hospital, Series 1991 E,
	6.500%	07/01/14	230,000	237,440
Hospital for Special Care, Series 1997 B,
	5.375%	07/01/17	550,000	463,886

See notes to investment portfolio.

1

St. Raphael Hospital:
Series 1992 G,
	6.200%	07/01/14	225,000	225,842
Series 1993 H,
	5.250%	07/01/09	2,000,000	2,192,840
Hospitals Total				4,182,208

Intermediate Care Facilities - 0.4%
State Health & Educational Facilities Authority,
The Village for Families & Children, Series 2002 A,
	5.000%	07/01/23	255,000	260,511
State Housing Finance Authority, Series 2000,
	5.850%	06/15/30	500,000	526,555
Intermediate Care Facilities Total				787,066

Nursing Homes - 1.4%
State Development Authority:
Clintonville Manor Realty, Inc., Series 1992,
	6.750%	06/20/21	1,410,000	1,412,073
Mary Wade Home, Series 1999 A,
	6.375%	12/01/18	1,000,000	1,077,030
Nursing Homes Total				2,489,103
HEALTH CARE TOTAL				7,458,377

HOUSING - 0.7%
Multi-Family - 0.7%
Greenwich Housing Authority, Greenwich Close Apartments, Series 1997 A,
	6.350%	09/01/27	750,000	705,127
Waterbury Nonprofit Housing Corp., Fairmont Heights, Series 1993 A,
	6.500%	01/01/26	600,000	600,606
Multi-Family Total				1,305,733

Single Family - 0.0%
State Housing Finance Authority, Series 1997 D-2, AMT,
	5.600%	11/15/21	60,000	62,153
Single Family Total				62,153
HOUSING TOTAL				1,367,886

INDUSTRIAL - 0.6%
Forest Products - 0.6%
Sprague, International Paper Co. Project, Series 1997 A, AMT,
	5.700%	10/01/21	1,000,000	1,006,350
Forest Products Total				1,006,350
INDUSTRIAL TOTAL				1,006,350

OTHER - 0.4%
Refunded/Escrowed (a) - 0.4%
State Development Authority,
Sewer Sludge Disposal Facilities,
Series 1996, AMT,
	8.250%	12/01/06	625,000	678,825
Refunded/Escrowed Total				678,825
OTHER TOTAL				678,825

See notes to investment portfolio.

2

RESOURCE RECOVERY - 2.1%
State Resource Recovery Authority,
American Re-Fuel Co., AMT:
Series 1998 A,
	5.125%	11/15/14		2,000,000	2,101,940
Series 2001 AII,
	5.500%	11/15/15		1,500,000	1,527,840
RESOURCE RECOVERY TOTAL					3,629,780

TAX-BACKED - 57.9%
Local General Obligations - 34.6%
Bethel, Series 1991,
	6.500%	02/15/09		1,220,000	1,401,975
Branford, Series 2001,
	5.000%	05/15/15		500,000	538,955
Bridgeport, Series 1997 A,
	6.250%	03/01/12		2,465,000	2,907,739
	5.500%	08/15/19	(b)	1,500,000	1,706,775
Cheshire, Series 2000 B,
	5.000%	08/01/14		1,720,000	1,867,146
Danbury:
Series 1992,
	5.625%	08/15/11		690,000	784,392
Series 1994:
	4.500%	02/01/12		1,280,000	1,362,957
	4.500%	02/01/13		1,280,000	1,356,326
Series 2004,
	4.750%	08/01/16		1,270,000	1,344,574
East Hartford, Series 2003,
	5.250%	05/01/15		1,000,000	1,115,720
East Haven, Series 2003,
	5.000%	09/01/15		640,000	700,442
Farmington, Series 1993:
	5.700%	01/15/12		590,000	674,340
	5.700%	01/15/13		570,000	653,340
Granby, Series 1993:
	6.500%	04/01/09		200,000	230,372
	6.550%	04/01/10		175,000	204,613
Hartford, Series 2003,
	5.250%	12/01/11		1,930,000	2,153,108
Hartford County Metropolitan District:
	5.625%	02/01/11		600,000	672,096
	5.625%	02/01/12		600,000	675,486
	5.625%	02/01/13		600,000	676,278
Series 1991,
	6.200%	11/15/10		220,000	257,138
Series 1993:
	5.200%	12/01/12		600,000	668,484
	5.200%	12/01/13		500,000	556,930
Montville, Series 1993,
	6.300%	03/01/12		335,000	396,275

See notes to investment portfolio.

3

Naugatuck, Series 2002 A, AMT:
	5.000%	06/15/15	1,405,000	1,457,687
	5.000%	06/15/16	1,475,000	1,521,403
New Britain:
Series 1992,
	6.000%	02/01/08	400,000	444,304
Series 1993 A,
	6.000%	10/01/12	2,000,000	2,339,320
Series 1993 B,
	6.000%	03/01/12	1,000,000	1,163,820
New Haven:
Series 2002 A:
	5.250%	11/01/15	1,885,000	2,100,003
	5.250%	11/01/16	2,000,000	2,228,120
Series 2002 B,
	5.000%	11/01/16	2,240,000	2,392,029
Series 2002 C,
	5.000%	11/01/20	1,475,000	1,540,431
New London, Series 2003 C,
	5.000%	02/01/13	1,645,000	1,802,673
New Milford, Series 2004,
	5.000%	01/15/17	1,025,000	1,115,323
North Branford, Series 2001,
	5.000%	10/01/15	875,000	936,968

Plainville, Series 2002:
	5.000%	12/01/15	400,000	428,684
	5.000%	12/01/16	500,000	531,840
Seymour, Series 2001 B,
	5.250%	08/01/16	850,000	921,774
Stamford:
Series 2003:
	5.000%	07/15/11	1,560,000	1,712,069
	5.250%	07/15/12	1,000,000	1,115,920
Series 2003 B,
	5.250%	08/15/16	2,750,000	3,075,902
State Regional School District, No. 14, Series 1991,
	6.100%	12/15/06	285,000	310,630
Suffield, Series 2001:
	4.750%	06/15/21	1,500,000	1,527,225
.	5.125%	06/15/15	1,000,000	1,070,120
Waterbury, Series 2002 A,
	5.375%	04/01/16	1,655,000	1,800,938
West Harford, Series 2003,
	5.000%	07/15/12	1,285,000	1,411,868
Westbrook, Series 1992:
	6.300%	03/15/12	265,000	313,606
	6.400%	03/15/09	630,000	722,623
Westport:
Series 2003,
	5.000%	08/15/15	1,000,000	1,094,010
Series 2003 A,
	4.500%	02/01/14	1,630,000	1,698,362

See notes to investment portfolio.

4

PR Commonwealth of Puerto Rico Municipal Finance Agency:
Series 1999 A,
	5.500%	08/01/23	350,000	377,132
Series 2002 A,
	5.250%	08/01/18	1,000,000	1,083,790
Local General Obligations Total				61,144,035

Special Non-Property Tax - 5.8%
State Special Tax Obligation Revenue:
Series 1992,
	6.125%	09/01/12	2,000,000	2,319,660
Series 1992 B,
	6.125%	09/01/12	3,600,000	4,148,496
Series 2001 A,
	5.375%	10/01/16	1,000,000	1,120,820
Series 2002 B,
	5.000%	12/01/21	1,500,000	1,554,735
PR Commonwealth of Puerto Rico
Highway & Transportation Authority, Series 2002 E,
	5.500%	07/01/21	1,000,000	1,132,820
Special Non-Property Tax Total				10,276,531

State Appropriated - 3.8%
Juvenile Training School, Series 2001,
	4.750%	12/15/25	3,760,000	3,680,702
New Haven Air Rights Parking Facility, Series 2002,
	5.375%	12/01/15	500,000	556,350
State Development Authority, Series 1993 A,
	5.250%	11/15/11	750,000	818,348
PR Commonwealth of Puerto Rico Public Finance, Series 2002 E,
	5.500%	08/01/27	1,500,000	1,634,311
State Appropriated Total				6,689,711

State General Obligations - 13.7%
State Government:
Series 1990 B,
	(c)	11/15/10	1,450,000	1,158,724
Series 1993 B,
	5.400%	09/15/09	3,000,000	3,323,456
Series 1999 B,
	5.875%	11/01/15	1,250,000	1,430,988
Series 2000 B,
	5.875%	06/15/17	1,300,000	1,485,900
Series 2000 C,
	5.250%	12/15/11	1,500,000	1,662,225
Series 2001,
	5.500%	12/15/14	1,500,000	1,704,480
Series 2001 C,
	5.500%	12/15/15	1,500,000	1,702,470
Series 2002 E,
	5.375%	11/15/14	2,000,000	2,221,100
Series 2002 F,
	5.000%	10/15/19	1,730,000	1,810,462
Series 2003 A,
	5.000%	10/01/12	2,630,000	2,885,557

See notes to investment portfolio.

5

PR Commonwealth of Puerto Rico:
Series 2001,
	5.500%	07/01/16	1,250,000	1,422,525
Highway & Transportation Authority, Series 1993 X,
	5.500%	07/01/13	3,000,000	3,409,410
State General Obligations Total				24,217,297
TAX-BACKED TOTAL				102,327,574

TRANSPORTATION - 3.5%
Airports - 3.5%
Bradley International Airport:
Series 2000 A, AMT:
	6.500%	07/01/18	1,000,000	1,069,670
	6.600%	07/01/24	1,000,000	1,061,820
Series 2001 A:
	5.250%	10/01/14	2,000,000	2,112,180
	5.250%	10/01/16	1,795,000	1,883,763
Airports Total				6,127,433
TRANSPORTATION TOTAL				6,127,433

UTILITY - 9.5%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto Rico,
Industrial, Educational, Medical & Environmental Cogeneration Facilities, AES Project, Series 2000, AMT,
	6.625%	06/01/26	495,000	513,548
Independent Power Producer Total				513,548
Investor Owned - 1.8%
State Development Authority, Connecticut Light & Power Co.:
Series 1993 A,
	5.850%	09/01/28	2,000,000	2,079,540
Series 1993 B, AMT,
	5.950%	09/01/28	1,000,000	1,039,640
Investor Owned Total				3,119,180

Municipal Electric - 3.5%
PR Commonwealth of Puerto Rico, Electric Power Authority:
Series 2002 JJ,
	5.250%	07/01/15	2,000,000	2,230,620
Series 2002 KK,
	5.500%	07/01/15	2,000,000	2,274,640
Series 2003 NN,
	5.250%	07/01/19	1,500,000	1,667,940
Municipal Electric Total				6,173,200

Water & Sewer - 3.9%
South Central Regional Water Authority:
Series 1999 15A,
	5.125%	08/01/29	3,000,000	3,049,020
Series 2003 A,
	5.250%	08/01/11	715,000	794,551
State Clean Water Fund:
Series 1993,
	5.875%	04/01/09	1,000,000	1,126,670
Series 2001,
	5.500%	10/01/14	1,740,000	1,966,183
Water & Sewer Total				6,936,424
UTILITY TOTAL				16,742,352

See notes to investment portfolio.

6

Total Municipal Bonds (Cost of $162,598,545)				170,917,745

Short-Term Obligations - 1.9%
VARIABLE RATE DEMAND NOTES (d) - 1.9%
ILQuad Cities Regional Economic Development Authority,
Two Rivers YMCA,
	1.150%	12/01/31	200,000	200,000
MN State Higher Education Facilities Authority, St. Olaf College, Series 2002 5-M1,
	1.100%	10/01/32	100,000	100,000
MO State Development Financial Board Infrastructure Facilities, St. Louis Convention Center, Series 2000 C,
	1.150%	12/01/20	100,000	100,000
NY New York, Subseries 1993 A-4,
	1.090%	08/01/22	1,500,000	1,500,000
Subseries 1993 A-7,
	1.080%	08/01/20	100,000	100,000
NY New York City Municipal Water Finance Authority,
Water & Sewer System, Series 1994 G,
	1.080%	06/15/24	1,000,000	1,000,000
WY Uinta County Pollution Control, Chevron U.S.A., Inc.,
	1.100%	08/15/20	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL				3,300,000
(Cost of $3,300,000)
Total Short-Term Obligations
(Cost of $3,300,000)				3,300,000
Total Investments - 98.7%
(Cost of $165,898,500) (e)				174,217,745

Other Assets & Liabilities, Net - 1.3%				2,284,963

Net Assets - 100.0%				176,502,708

Notes to Investment Portfolio:

(a)     The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)     Security purchased on a delayed delivery basis.

(c)     Zero coupon bond.

(d)     Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2004.

(e)     Cost for federal income tax purposes is $165,668,814.

Acronym	Name
AMT	Alternative Minimum Tax

See notes to financial statements.

7

Columbia New York Tax-Exempt Fund

Investment Portfolio

July 31, 2004 (Unaudited)

				Par ($)	Value ($)
Municipal Bonds - 96.4%
EDUCATION - 9.5%
New York City Industrial Development Agency:
Marymount School Academy,
Series 2001,
	5.125%	09/01/21		625,000	629,262
New York University,
Series 2001,
	5.375%	07/01/16		500,000	544,330
State Dormitory Authority:
New York University:
Series 1998 A,
	5.750%	07/01/27		2,000,000	2,266,200
Series 2001,
	5.500%	07/01/15		425,000	466,956
Series 2001 I,
	5.500%	07/01/14		945,000	1,066,291
Series 2002 B,
	5.250%	11/15/26	(a)	1,500,000	1,629,075
North Shore Jewish Group,
Series 2003,
	5.000%	05/01/18		1,000,000	1,011,230
Pace University,
Series 1997,
	6.500%	07/01/11		1,000,000	1,178,200
Pratt Institute,
Series 1999,
	6.000%	07/01/24		500,000	547,265
University of Rochester,
Series 2000,
	(b) 07/01/14	(5.700% 07/01/10)		1,000,000	790,170
Yeshiva University,
Series 2001,
	5.375%	07/01/15		400,000	435,212
EDUCATION TOTAL					10,564,191

HEALTH CARE - 5.1%
Congregate Care Retirement - 1.6%
State Dormitory Authority,
Miriam Osborn Memorial Home,
Series 2000 B,
	6.875%	07/01/19		1,000,000	1,121,980
Suffolk County Industrial Development Agency,
Jefferson Ferry,
Series 1999 A,
	7.200%	11/01/19		600,000	634,074
Congregate Care Retirement Total					1,756,054
Hospitals - 2.3%
State Dormitory Authority,
Sloan Center,
Series 2003 1,
	(c)	07/01/25		3,000,000	1,048,260
State Industrial Development Agency
Parking Facility Revenue,
Royal Charter Presbyterian,
Series 2001,
	5.375%	12/15/16		1,000,000	1,098,580
Yonkers Industrial Development Agency,
St. John’s Riverside Hospital,
Series 2001 A,
	6.800%	07/01/16		435,000	442,926
Hospitals Total					2,589,766

See notes to Investment portfolio.

1

Nursing Home - 1.2%
Essex County Industrial Development Agency,
Moses Ludington Nursing Home,
Series 2000 A,
	6.200%	02/01/30	(d)	1,250,000	1,360,162
Nursing Home Total					1,360,162
HEALTH CARE TOTAL					5,705,982

HOUSING - 4.1%
Assisted Living/Senior - 2.6%
Huntington Housing Authority,
Gurwin Jewish Senior Center,
Series 1999,
	5.875%	05/01/19		1,500,000	1,409,370
Mount Vernon Industrial Development Agency,
Series 1999:
	6.150%	06/01/19		1,000,000	963,480
	6.200%	06/01/29		615,000	575,025
Assisted Living/Senior Total					2,947,875

Multi-Family - 1.5%
Hudson Housing Development Corp.,
Providence Hall-Schuyler Court Project,
Series 1992 A,
	6.500%	01/01/25		750,000	768,600
Nyack Housing Assistance Corp.,
Nyack Plaza Apartments,
Series 1979,
	7.375%	06/01/21		816,586	828,679
State Housing Finance Agency,
Series 1989 B, AMT,
	7.550%	11/01/29		30,000	30,429
Multi-Family Total					1,627,708
HOUSING TOTAL					4,575,583

INDUSTRIAL - 0.5%
Forest Products - 0.5%
Essex County Industrial Development Agency,
International Paper Corp.,
Series 1999 A, AMT,
	6.450%	11/15/23		500,000	527,960
Forests Products Total					527,960
INDUSTRIAL TOTAL					527,960

OTHER - 4.2%
Pool/Bond Bank - 4.2%
State Environmental Facilities Corp.:
Series 2001,
	5.250%	11/15/15		2,000,000	2,163,340
Series 2002 D,
	5.375%	06/15/16		1,000,000	1,094,170
Series 2002 K,
	5.500%	06/15/17		1,250,000	1,422,300
Pool/Bond Bank Total					4,679,810
OTHER TOTAL					4,679,810

OTHER REVENUE - 2.0%
Recreation - 2.0%
Hamilton Industrial Development Agency,
Adirondack Historical Association,
Series 1998 A,
	5.250%	11/01/18		500,000	512,535

See notes to investment portfolio.

2

New York City Cultural Trust,
American Museum of Natural History,
Series 1999 A,
	5.750%	07/01/29		1,500,000	1,680,000
Recreation Total					2,192,535
OTHER REVENUE TOTAL					2,192,535

RESOURCE RECOVERY - 1.0%
Niagara County Industrial Development Agency,
American Refining Fuel Co.,
Series 2001 C, AMT,
	5.625%	11/15/24	(a)	1,000,000	1,045,370
RESOURCE RECOVERY TOTAL					1,045,370

TAX-BACKED - 39.7%
Local Appropriated - 1.0%
State Dormitory Authority:
Municipal Health Facilities,
Series 2001 1,
	5.500%	01/15/13		500,000	549,935
Westchester County,
Series 1998,
	(c)	08/01/19		1,200,000	591,612
Local Appropriated Total					1,141,547

Local General Obligations - 5.0%
Brockport Central School District,
Series 2001,
	5.500%	06/15/14		560,000	631,602
Buffalo School,
Series 2001 D,
	5.500%	12/15/13		620,000	689,948
Greece Central School District,
Series 1992,
	6.000%	06/15/16		950,000	1,121,247
Mount Sinai School District,
Series 1992,
	6.200%	02/15/19		1,005,000	1,214,955
New York City:
Series 2001 A,
	5.250%	11/01/11		1,000,000	1,106,190
Series 2001 H,
	5.250%	03/15/15		750,000	807,555
Local General Obligations Total					5,571,497

Special Non-Property Tax - 16.2%
Metropolitan Transportation Authority:
Series 1998 A,
	4.500%	04/01/18		2,000,000	2,096,620
Series 2004 A,
	5.250%	11/15/18		800,000	888,616
New York City Transitional Finance Authority,
Series 2001 B,
	5.250%	05/01/15		1,000,000	1,084,150
State Local Government Assistance Corp.:
Series 1993 C,
	5.500%	04/01/17		2,100,000	2,344,062
Series 1993 E:
	5.000%	04/01/21		6,650,000	6,988,618
	6.000%	04/01/14		3,945,000	4,557,935
Special Non-Property Tax Total					17,960,001

State Appropriated - 15.4%
State Convention Center,
Yale Building Project,
	(c)	06/01/08		2,000,000	1,681,300

See notes to investment portfolio.

3

State Dormitory Authority,
City University:
Series 1990 C,
	7.500%	07/01/10	1,500,000	1,718,070
Series 1993 A:
	5.500%	05/15/13	3,500,000	3,902,185
	6.000%	07/01/20	2,000,000	2,333,320
State University,
Series 2000 C,
	5.750%	05/15/17	1,000,000	1,156,420
University of New York,
Series 1990 B,
	7.500%	05/15/11	1,250,000	1,472,546
State Urban Development Corp.:
Series 1993 A,
	5.500%	01/01/14	1,000,000	1,123,410
Series 2000 D,
	5.000%	01/01/12	1,000,000	1,080,170
Series 2002 A,
	5.500%	01/01/17	1,500,000	1,636,860
Triborough Bridge & Tunnel Authority,
Javits Convention Center Project,
Series 1990 E,
	7.250%	01/01/10	885,000	1,000,298
State Appropriated Total				17,104,579
State General Obligations - 2.1%
PR Commonwealth of Puerto Rico Aqueduct &
Sewer Authority,
Series 1995,
	6.250%	07/01/12	2,000,000	2,317,500
State General Obligations Total				2,317,500
TAX-BACKED TOTAL				44,095,124

TRANSPORTATION - 17.0%
Airports - 2.1%
JFK International Airport Project, American Airlines, Series 2002 A, AMT,
	8.000%	08/01/12	500,000	414,875
New York City Industrial Development Agency,
Series 2001 A, AMT:
	5.500%	07/01/28	1,000,000	961,400
	6.000%	07/01/27	1,000,000	989,510
Airports Total				2,365,785

Toll Facilities - 8.9%
State Thruway Authority,
Highway & Bridging Trust Fund:
Series 2000 A,
	5.750%	04/01/17	1,000,000	1,118,030
Series 2000 B1,
	5.500%	04/01/10	1,000,000	1,114,770
Series 2001 B,
	5.250%	04/01/15	500,000	540,720
Series 2004 A,
	5.250%	04/01/11	1,000,000	1,105,430
Triborough Bridge & Tunnel Authority:
Series 1992 Y,
	5.500%	01/01/17	1,300,000	1,465,555
Series 1993 B,
	5.000%	01/01/20	500,000	531,270
Series 2002:
	5.500%	11/15/18	1,000,000	1,137,410
	5.500%	11/15/20	1,000,000	1,138,200
Series 2002 B,
	5.250%	11/15/15	1,500,000	1,650,300
Toll Facilites Total				9,801,685

See notes to investment portfolio.

4

Transportation - 6.0%
Metropolitan Transportation Authority:
Series 1993 O,
	5.500%	07/01/17		1,000,000	1,136,070
Series 2002 E,
	5.500%	11/15/14		1,500,000	1,697,805
Port Authority of New York & New Jersey,
Series 1993,
	5.375%	03/01/28		2,000,000	2,108,540
PR Commonwealth of Puerto Rico Highway &
Transportation Authority,
Series 2003 AA,
	5.500%	07/01/16		1,500,000	1,707,030
Transportation Total					6,649,445
TRANSPORTATION TOTAL					18,816,915

UTILITY - 13.3%
Independent Power Producers - 3.3%
New York City Industrial Development Agency,
Brooklyn Navy Yard Partners,
Series 1997, AMT,
	6.200%	10/01/22		750,000	735,232
Port Authority of New York & New Jersey,
KIAC Partners,
Series 1996 IV, AMT,
	6.750%	10/01/19		2,000,000	2,048,820
Suffolk County Industrial Development Agency,
Nissequogue Cogen Partners,
Series 1998, AMT,
	5.500%	01/01/23		1,000,000	928,480
Independent Power Producers Total					3,712,532

Investor Owned - 1.7%
State Energy Research & Development
Authority,
Brooklyn Union Gas Co.,
Series 1993, IFRN,
	10.981%	04/01/20	(a)	1,500,000	1,844,550
Investor Owned Total					1,844,550

Municipal Electric - 5.8%
Long Island Power Authority,
Series 2000 A:
	(c)	06/01/15		1,500,000	939,960
	(c)	06/01/18		1,000,000	530,830
	5.000%	06/01/09		500,000	535,445
PR Commonwealth of Puerto Rico
Electric Power Authority:
Series 2002,
	5.000%	07/01/19		1,000,000	1,083,360
Series 2002 KK,
	5.500%	07/01/15		2,000,000	2,274,640
Series 2003 NN,
	5.250%	07/01/21		1,000,000	1,103,160
Municipal Electric Total					6,467,395

Water & Sewer - 2.5%
New York City Municipal Water
Finance Authority:
Series 2001 D,
	(c)	06/15/17		3,000,000	1,670,400
Series 2002 A,
	5.375%	06/15/15		1,000,000	1,087,830
Water & Sewer Total					2,758,230
UTILITY TOTAL					14,782,707

Total Municipal Bonds
(Cost of $99,059,398)					106,986,177

See notes to investment portfolio.

5

Short-Term Obligations - 2.9%
VARIABLE RATE DEMAND NOTES (e) - 2.9%
IN Health Facilities Financing Authority,
Fayette Memorial Hospital Association,
Series 2002 A,
	1.150%	10/01/32	100,000	100,000
MS Jackson County Pollution Control,
Chevron U.S.A, Inc.,
Series 1992,
	1.100%	12/01/16	200,000	200,000
NY New York,
Subseries 1993 A-7
	1.080%	08/01/20	800,000	800,000
NY New York City Municipal Water Finance Authority,
Water & Sewer System,
Series 1994 G,
	1.080%	06/15/24	1,200,000	1,200,000
WY Unita County Pollution Control,
Chevron U.S.A., Inc.,
Series 1993,
	1.100%	08/15/20	900,000	900,000
VARIABLE RATE DEMAND NOTES TOTAL				3,200,000

Total Short-Term Obligations
(Cost of $3,200,000)				3,200,000

Total Investments - 99.3%
(Cost of $102,259,398)(f)				110,186,177

Other Assets & Liabilities, Net - 0.7%				723,793
Net Assets - 100.0%				110,909,970

Notes to Investment Portfolio:

(a)     Variable rate security. The interest rate shown reflects the rate as of July 31, 2004.

(b)     Step bond. This security is currently accruing at zero.  Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)     Zero coupon bond.

(d)     The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2004, the total market value of securities pledged amounted to $244,829.

(e)     Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2004.

(f)      Cost for federal income tax purposes is $101,849,719.

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$3,432,281	$3,421,939	Sept. - 2004	$(10,342)

Acronym	Name
AMT	Alternative Minimum Tax
IFRN	Inverse Floating Rate Note

See notes to financial statements.

6

Columbia Massachusetts Tax-Exempt Fund

Investment Portfolio

July 31, 2004 (unaudited)

			Par ($)	Value ($)
Municipal Bonds - 97.0%
EDUCATION - 20.8%
Education - 20.0%
State College Building Authority:
Series 1999 A:
	(a)	05/01/18	7,760,000	4,036,209
	(a)	05/01/23	6,000,000	2,308,020
	7.500%	05/01/14	1,825,000	2,307,785
University of Massachusetts Building Authority,
Series 2003 1,
	5.250%	11/01/14	1,155,000	1,269,599
State Development Finance Agency:
Boston University,
Series 1999 P,
	6.000%	05/15/59	1,000,000	1,082,040
College of Pharmacy & Allied
Health Services:
Series 1999 B,
	6.625%	07/01/20	765,000	821,847
Series 2003,
	5.750%	07/01/33	1,000,000	1,014,130
Deerfield Academy,
Series 2003 A,
	5.000%	10/01/15	805,000	864,055
Western New England College,
Series 2002,
	5.875%	12/01/22	905,000	934,114
State Health & Educational
Facilities Authority:
Brandeis University,
Series 1998 I,
	4.750%	10/01/28	1,500,000	1,449,480
Harvard University,
Series 1991 N,
	6.250%	04/01/20	2,675,000	3,258,177
Learning Center for Deaf Children,
Series 1999 C,
	6.100%	07/01/19	1,000,000	996,460
Massachusetts Institute of Technology:
Series 2002 K:
	5.375%	07/01/17	4,250,000	4,784,607
	5.500%	07/01/32	1,500,000	1,653,855
Series 2003 L,
	5.000%	07/01/18	2,500,000	2,709,100
Tufts University,
Series 2002 J:
	5.500%	08/15/16	1,250,000	1,416,250
	5.500%	08/15/18	1,000,000	1,134,550
University of Massachusetts:
Series 2000 A,
	5.850%	10/01/20	2,000,000	2,244,420
Series 2002 C,
	5.500%	10/01/16	500,000	552,855
Wellesley College,
Series 2003,
	5.000%	07/01/21	1,000,000	1,037,110
State Industrial Finance Agency:
Cambridge Friends School,
Series 1998,
	5.750%	09/01/18	1,000,000	982,910
Concord Academy,
Series 1997,
	5.500%	09/01/27	1,250,000	1,256,537
St. John’s High School,
Series 1998,
	5.700%	06/01/18	1,000,000	1,035,760

See Notes to Investment Portfolio.

1

Tabor Academy,
Series 1998,
	5.400%	12/01/18	1,000,000	1,019,790
Education Total				40,169,660

Student Loan - 0.8%
State Educational Financing Authority,
Series 2002 E, AMT,
	5.000%	01/01/13	1,455,000	1,497,632
Student Loan Total				1,497,632
EDUCATION TOTAL				41,667,292

HEALTH CARE - 14.1%
Congregate Care Retirement - 1.0%
Springhouse, Inc.,
Series 1998,
	5.875%	07/01/18	950,000	937,346
State Development Finance Agency,
Loomis Communities Project,
Series 2002 A,
	6.900%	03/01/32	1,000,000	1,025,610
Congregate Care Retirement Total				1,962,956
Health Services - 0.7%
State Development Finance Agency,
Boston Biomedical Research Institute,
Series 1999,
	5.750%	02/01/29	1,450,000	1,404,673
Health Services Total				1,404,673

Hospitals - 9.7%
State Development Finance Agency,
Massachusetts Biomedical Research Corp.,
Series 2000 C,
	6.250%	08/01/20	1,000,000	1,071,030
State Health & Educational
Facilities Authority:
Berkshire Health System,
Series 1994 C,
	6.000%	10/01/20	1,000,000	1,005,720
Cape Cod Health Care,
Series 2001 C,
	5.250%	11/15/17	2,000,000	2,093,980
Covenant Health System,
Series 2002,
	6.000%	07/01/31	1,000,000	1,034,840
Jordan Hospital,
Series 2003 E,
	6.750%	10/01/33	1,500,000	1,531,650
Milford-Whitinsville Regional Hospital:
Series 1998 C,
	5.375%	07/15/28	500,000	414,880
Series 2002 D,
	6.350%	07/15/32	1,000,000	1,007,970
South Shore Hospital,
Series 1999 F,
	5.625%	07/01/19	2,015,000	2,082,805
Winchester Hospital,
Series 2000 E,
	6.750%	07/01/30	1,000,000	1,163,950
State Industrial Finance Agency,
Massachusetts Biomedical Research Corp.,
Series 1989 A2:
	(a)	08/01/08	2,000,000	1,746,340
	(a)	08/01/10	8,000,000	6,315,760
Hospitals Total				19,468,925

See Notes to Investment Portfolio.

2

Intermediate Care Facility - 0.4%
State Development Finance Agency,
New England Center for Children,
Series 1998,
	5.875%	11/01/18		950,000	882,056
Intermediate Care Facility Total					882,056
Nursing Homes - 2.3%
State Industrial Finance Agency:
Chelsea Jewish Nursing Home,
Series 1997 A,
	6.500%	08/01/37		930,000	1,002,112
GF/Massachusetts, Inc.,
Series 1994,
	8.300%	07/01/23		2,185,000	2,206,872
Woodlawn Manor, Inc.:
Series 2000 A,
	7.750%	12/01/27		1,350,000	1,135,525
Series 2000 B,
	10.250%	06/01/27	(b)	412,373	284,690
Nursing Homes Total					4,629,199
HEALTH CARE TOTAL					30,294,369

HOUSING - 0.4%
Single Family - 0.4%
State Housing Finance Agency,
Series 1997 57, AMT,
	5.600%	06/01/30		755,000	763,917
Single Family Total					763,917
HOUSING TOTAL					763,917

OTHER - 6.3%
Other - 1.1%
State Development Finance Agency,
WGBH Educational Foundation,
Series 2002 A,
	5.750%	01/01/42		2,000,000	2,234,240
Other Total					2,234,240

Refunded/Escrowed (c) - 5.2%
State,
Series 1990 B,
	7.000%	07/01/09		1,385,000	1,592,334
State Turnpike Authority:
Series 1993 A,
	5.000%	01/01/20		7,000,000	7,430,850

Series 1997 C,
	(a)	01/01/20		3,000,000	1,417,860
Refunded/Escrowed Total					10,441,044
OTHER TOTAL					12,675,284

OTHER REVENUE- 1.0%
Hotels - 1.0%
Boston Industrial Development
Financing Authority:

Crosstown Center Hotel LLC,
Series 2002, AMT,
	6.500%	09/01/35		2,000,000	1,946,560
Hotels					1,946,560
OTHER REVENUE TOTAL					1,946,560

RESOURCE RECOVERY - 1.1%
Disposal - 0.3%
State Industrial Finance Agency,
Peabody Monofill Associates, Inc.,
Series 1995,
	9.000%	09/01/05		660,000	675,576
Disposal Total					675,576
Resource Recovery - 0.7%
State Development Finance Agency,
Ogden Haverhill Project,
Series 1998 B, AMT,
	5.500%	12/01/19		1,000,000	963,290
State Industrial Finance Agency,
Ogden Haverhill Project,
Series 1998 A, AMT,
	5.600%	12/01/19		500,000	486,660
Resource Recovery Total					1,449,950
RESOURCE RECOVERY TOTAL					2,125,526

See Notes to Investment Portfolio.

3

TAX-BACKED - 21.6%
Local General Obligations - 3.8%
Belchertown,
Series 2002,
	5.000%	01/15/14		1,665,000	1,794,987
New Bedford,
Series 2001,
	5.500%	05/01/16		2,955,000	3,239,301
Norwell,
Series 2003,
	5.000%	11/15/22		1,410,000	1,500,790
Springfield,
Series 2001,
	5.500%	08/01/15		1,000,000	1,101,620
Local General Obligations Total					7,636,698

Special Non-Property Tax - 2.3%
PR Commonwealth of Puerto Rico
Highway & Transportation Authority Revenue:
Series 1993 W,
	5.500%	07/01/09		660,000	734,290
Series 2002 E:
	5.500%	07/01/14		2,000,000	2,276,080
	5.500%	07/01/18		1,000,000	1,082,310
PR Commonwealth of Puerto Rico
Public Buildings Authority,
Government Facilities,
Series 2002 C,
	5.500%	07/01/14		500,000	553,770
Special Non-Property Tax Total					4,646,450

State Appropriated - 4.6%
Massachusetts Bay Transportation
Authority:
Series 1988,
	7.750%	01/15/06		100,000	105,450
Series 2002 A,
	5.250%	07/01/21		1,000,000	1,108,070
Series 2003 A,
	5.250%	07/01/12		2,000,000	2,215,400
Series 2004 C,
	5.250%	07/01/21		1,500,000	1,649,070
PR Commonwealth of Puerto Rico
Public Finance Corp.:
Series 1998 A :
	5.375%	06/01/15		1,000,000	1,125,520
	5.375%	06/01/19		2,190,000	2,464,100
Series 2002 E,
	6.000%	08/01/26		600,000	674,699
State Appropriated Total					9,342,309

State General Obligations - 10.9%
Massachusetts Bay Transportation
Authority:
Series 1991 A,
	7.000%	03/01/21		1,500,000	1,900,905
Series 1992 B,
	6.200%	03/01/16		3,725,000	4,375,459
Series 1994 A:
	7.000%	03/01/10	(d)	3,000,000	3,548,490
	7.000%	03/01/11		2,000,000	2,401,980
	7.000%	03/01/14		1,250,000	1,545,875
State:
Series 2003 D,
	5.500%	10/01/19		450,000	509,688
Series 2004 B,
	5.250%	08/01/22		1,000,000	1,077,710
Series 2001 D,
	5.500%	11/01/15		1,000,000	1,116,510

See Notes to Investment Portfolio.

4

Series 2002 E,
	5.250%	01/01/20		2,000,000	2,190,620
PR Commonwealth of Puerto Rico:
Series 1998,
	5.250%	07/01/18		1,000,000	1,138,200
Series 2001,
	5.500%	07/01/16		1,750,000	1,991,535
State General Obligations Total					21,796,972
TAX-BACKED TOTAL					43,422,429

TRANSPORTATION - 8.7%
Air Transportation - 2.3%
State Port Authority:
Delta Air Lines, Inc.,
Series 2001 A, AMT:
	5.500%	01/01/15		1,985,000	2,060,748
	5.500%	01/01/16		1,000,000	1,031,880
US Airways, Inc.,
Series 1999, AMT,
	6.000%	09/01/21		1,500,000	1,546,155
Air Transportation Total					4,638,783
Airports - 2.3%
State Port Authority,
Series 1999:
	9.970%	07/01/29	(e)	1,500,000	1,688,625
	10.460%	01/01/21	(e)	2,500,000	2,845,550
Airports Total					4,534,175
Toll Facilities - 3.0%
State Federal Highway,
Grant Anticipation Notes,
Series 1998 A,
	5.250%	12/15/12		1,500,000	1,666,515
State Turnpike Authority,
Series 1999 A,
	4.750%	01/01/34		4,500,000	4,294,125
Toll Facilities Total					5,960,640

Transportation - 1.1%
State, Series 1998 B,
	(a)	06/15/12		3,145,000	2,283,930
Transportation Total					2,283,930
TRANSPORTATION TOTAL					17,417,528

UTILITY - 23.0%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities, AES Project,
Series 2000, AMT,
	6.625%	06/01/26		645,000	669,168
Independent Power Producer Total					669,168
Joint Power Authority - 1.7%
State Municipal Wholesale Electric Co.:
Nuclear Project 3-A,
Series 2001,
	5.250%	07/01/13		1,180,000	1,294,189
Nuclear Project 6-A,
Series 2001,
	5.250%	07/01/14		2,000,000	2,177,340
Joint Power Authority Total					3,471,529
Municipal Electric - 1.3%
State Development Finance Agency,
Devens Electric System,
Series 2001,
	6.000%	12/01/30		1,000,000	1,034,790

See Notes to Investment Portfolio.

5

PR Commonwealth of Puerto Rico
Electric Power Authority,
Series 2003 NN,
	5.250%	07/01/21	1,360,000	1,500,298
Municipal Electric Total				2,535,088
Water & Sewer - 19.7%
Boston Water & Sewer Commission:
Series 1992 A,
	5.750%	11/01/13	1,000,000	1,124,780
Series 1993 A,
	5.250%	11/01/19	4,750,000	5,211,510
State Water Pollution Abatement Trust:
MWRA Program:
Series 1999 A,
	6.000%	08/01/17	2,445,000	2,887,887
Series 2002 A,
	5.250%	08/01/18	2,000,000	2,152,420
Series 2003 9,
	5.500%	08/01/15	1,000,000	1,128,660
New Bedford Project,
Series 1996 A,
	6.000%	02/01/06	220,000	233,253
Pool Program:
Series 2001 7:
	5.250%	08/01/12	1,000,000	1,098,860
	5.250%	02/01/14	2,000,000	2,171,320
Series 2002 8,
	5.000%	08/01/17	1,000,000	1,055,980
State Water Resources Authority:
Series 1992 A:
	6.500%	07/15/09	2,000,000	2,306,200
	6.500%	07/15/19	5,100,000	6,096,999
Series 1993 C,
	5.250%	12/01/15	3,750,000	4,121,377
Series 1995 B,
	6.250%	12/01/13	5,000,000	5,927,700
Series 2002 J:
	5.250%	08/01/19	1,000,000	1,105,400
	5.500%	08/01/21	2,500,000	2,823,600
Water & Sewer Total				39,445,946
UTILITY TOTAL				46,121,731

TOTAL MUNICIPAL BONDS
(Cost of $182,175,675)				194,488,076

Short-Term Obligations - 2.3%
VARIABLE RATE DEMAND NOTES (f) - 2.3%
IA Woodbury County Educational Facilities,
Siouxland Medical Educational Foundation,
Series 1996,
	1.130%	11/01/16	400,000	400,000
IL Health Facilities Authority,
OSF Healthcare Systems,
Series 2002,
	1.110%	11/15/27	1,600,000	1,600,000
IN Development Finance Authority,
Cathedral High,
Series 2001,
	1.150%	09/01/26	500,000	500,000
IN Health Facilities Financing Authority,
Fayette Memorial Hospital Association, Inc.,
Series 2002 A,
	1.150%	10/01/32	200,000	200,000

See Notes to Investment Portfolio.

6

MS Jackson County Pollution Control,
Chevron U.S.A., Inc.:
Series 1992,
	1.100%	12/01/16	400,000	400,000
Series 1993,
	1.100%	06/01/23	500,000	500,000

WY UINTA County Pollution Control,
Chevron U.S.A., Inc.:
Series 1993,
	1.100%	08/15/20	1,100,000	1,100,000

VARIABLE RATE DEMAND NOTES TOTAL				4,700,000

Total Short-Term Obligation
(Cost of 4,700,000)				4,700,000

Total Investments - 99.3%
(Cost of $186,875,675)(g)				199,188,076

Other Assets & Liabilities, Net - 0.7%				1,297,439
Net Assets - 100.0%				$200,485,514

Notes to Investment Portfolio:

(a)     Zero coupon bond.

(b)     Income is not being accrued.

(c)     The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)     The security or a portion of the security pledged as collateral for open futures contracts.  As of July 31, 2004, the total market value of securities pledged amounted to 1,182,830.

(e)     Variable rate security. The interest rate shown reflects the rate as of July 31, 2004.

(f)      Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rates shown reflect the rates as of July 31, 2004.

(g)     Cost for federal income tax purposes is $186,568,218.

At July 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes 10-Year	$6,089,531	$6,071,182	September - 2004	$(18,349)

Acronym	Name
AMT	Alternative Minimum Tax

See Notes to Investment Portfolio.

7

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Fund Trust V

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004